MainStay Candriam Emerging Markets Debt Fund
Portfolio of Investments January 31, 2024†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 91.5%
Corporate Bonds 16.1%
Brazil 1.2%
Minerva Luxembourg SA
Series Reg S
8.875%, due 9/13/33	$ 467,000	$ 489,338
Rumo Luxembourg SARL
Series Reg S
4.20%, due 1/18/32	300,000	252,060
		741,398
China 1.0%
Alibaba Group Holding Ltd.
4.20%, due 12/6/47	800,000	652,978
Georgia 0.3%
Georgian Railway JSC
Series Reg S
4.00%, due 6/17/28	200,000	182,730
Kazakhstan 1.9%
KazMunayGas National Co. JSC
Series Reg S
6.375%, due 10/24/48	1,300,000	1,196,120
Peru 0.4%
Lima Metro Line 2 Finance Ltd.
Series Reg S
4.35%, due 4/5/36	301,597	275,753
Romania 1.6%
Banca Transilvania SA
Series Reg S
7.25%, due 12/7/28 (a)	EUR 889,000	989,026
Saudi Arabia 6.1%
EIG Pearl Holdings SARL
Series Reg S
4.387%, due 11/30/46	$ 1,300,000	992,693
GACI First Investment Co.
Series Reg S
4.875%, due 2/14/35	250,000	237,500
Series Reg S
5.25%, due 1/29/34	979,000	970,434
Series Reg S
5.375%, due 1/29/54	979,000	851,730

	Principal Amount	Value
Corporate Bonds
Saudi Arabia
Greensaif Pipelines Bidco SARL
Series Reg S
6.129%, due 2/23/38	$ 250,000	$ 255,584
Series Reg S
6.129%, due 2/23/38	550,000	562,284
		3,870,225
Turkey 3.1%
Coca-Cola Icecek A/S
Series Reg S
4.50%, due 1/20/29	500,000	460,525
TAV Havalimanlari Holding A/S
Series Reg S
8.50%, due 12/7/28	1,111,000	1,133,209
WE Soda Investments Holding plc
Series Reg S
9.50%, due 10/6/28	350,000	357,805
		1,951,539
Venezuela 0.5%
Petroleos de Venezuela SA
5.375%, due 4/12/27 (b)(c)	3,000,000	301,857
Total Corporate Bonds (Cost $11,017,647)		10,161,626
Foreign Government Bonds 75.4%
Angola 2.1%
Angola Government Bond
Series Reg S
8.75%, due 4/14/32	1,000,000	858,152
Series Reg S
9.125%, due 11/26/49	600,000	474,183
		1,332,335
Argentina 1.5%
Argentina Government Bond
0.75%, due 7/9/30 (d)	375,000	151,524
1.00%, due 7/9/29	375,000	151,987
3.50%, due 7/9/41 (d)	2,000,000	666,184
		969,695
Azerbaijan 0.9%
Azerbaijan Government Bond
Series Reg S
3.50%, due 9/1/32	700,000	599,270

	Principal Amount	Value
Foreign Government Bonds
Brazil 4.3%
Brazil Government Bond
4.75%, due 1/14/50	$ 300,000	$ 220,556
6.125%, due 3/15/34	714,000	707,639
6.25%, due 3/18/31	862,000	884,986
7.125%, due 5/13/54	362,000	361,733
8.75%, due 2/4/25	500,000	518,101
		2,693,015
Bulgaria 2.7%
Bulgaria Government Bond
Series Reg S
4.375%, due 5/13/31 (e)	EUR 500,000	565,404
Series Reg S
4.875%, due 5/13/36	1,000,000	1,147,725
		1,713,129
Chile 2.3%
Chile Government Bond
3.25%, due 9/21/71	$ 800,000	512,101
4.85%, due 1/22/29	201,000	202,634
Corp. Nacional del Cobre de Chile
Series Reg S
5.95%, due 1/8/34 (e)	500,000	500,219
Series Reg S
6.30%, due 9/8/53	250,000	245,200
		1,460,154
Colombia 5.9%
Colombia Government Bond
5.00%, due 6/15/45	300,000	218,374
5.20%, due 5/15/49	300,000	221,401
6.125%, due 1/18/41	400,000	348,244
7.50%, due 2/2/34	500,000	511,120
8.00%, due 4/20/33	700,000	743,699
8.00%, due 11/14/35	201,000	211,630
8.75%, due 11/14/53	203,000	221,246
Ecopetrol SA
4.625%, due 11/2/31	300,000	246,922
8.375%, due 1/19/36	700,000	708,890
8.875%, due 1/13/33	300,000	316,777
		3,748,303
Costa Rica 0.4%
Costa Rica Government Bond
Series Reg S
7.30%, due 11/13/54	248,000	259,508

	Principal Amount	Value
Foreign Government Bonds
Cote D'Ivoire 4.3%
Ivory Coast Government Bond
Series Reg S
4.875%, due 1/30/32	EUR 1,300,000	$ 1,176,612
Series Reg S
6.375%, due 3/3/28	$ 800,000	781,600
Series Reg S
7.625%, due 1/30/33	412,000	408,086
Series Reg S
8.25%, due 1/30/37	368,000	365,608
		2,731,906
Dominican Republic 7.2%
Dominican Republic Government Bond
Series Reg S
4.875%, due 9/23/32	300,000	267,396
Series Reg S
5.30%, due 1/21/41	500,000	420,000
Series Reg S
5.50%, due 1/27/25	500,000	497,483
Series Reg S
5.50%, due 2/22/29	300,000	290,207
Series Reg S
5.875%, due 1/30/60	1,000,000	846,822
Series Reg S
5.95%, due 1/25/27	700,000	701,400
Series Reg S
6.875%, due 1/29/26	1,000,000	1,013,701
Series Reg S
11.25%, due 9/15/35	DOP 12,350,000	224,701
Series Reg S
13.625%, due 2/3/33	14,000,000	286,033
		4,547,743
Ecuador 1.0%
Ecuador Government Bond (d)
Series Reg S
2.50%, due 7/31/40	$ 1,200,000	442,500
Series Reg S
6.00%, due 7/31/30	325,000	169,947
		612,447
Egypt 1.8%
Egypt Government Bond
Series Reg S
8.875%, due 5/29/50	1,800,000	1,125,929

	Principal Amount	Value
Foreign Government Bonds
El Salvador 0.8%
El Salvador Government Bond
Series Reg S
7.65%, due 6/15/35	$ 430,000	$ 335,830
Series Reg S
9.50%, due 7/15/52	185,000	157,250
		493,080
Ghana 0.8%
Ghana Government Bond (b)(c)
Series Reg S
7.75%, due 4/7/29	200,000	88,400
Series Reg S
7.875%, due 2/11/35	900,000	397,444
		485,844
Hungary 4.3%
Hungary Government Bond
Series Reg S
5.00%, due 2/22/27	EUR 700,000	782,465
Series Reg S
5.375%, due 9/12/33	600,000	674,795
Series Reg S
5.50%, due 3/26/36	$ 355,000	347,559
7.625%, due 3/29/41	500,000	575,000
Magyar Export-Import Bank Zrt.
Series Reg S
6.00%, due 5/16/29	EUR 302,000	343,604
		2,723,423
Mexico 4.0%
Comision Federal de Electricidad
Series Reg S
3.875%, due 7/26/33	$ 500,000	405,110
Series Reg S
4.677%, due 2/9/51	700,000	482,007
Mexico Government Bond
5.75%, due 10/12/10	200,000	176,023
7.75%, due 11/13/42	MXN 30,000,000	1,497,568
		2,560,708
Montenegro 0.9%
Montenegro Government Bond
Series Reg S
2.875%, due 12/16/27	EUR 570,000	545,110

	Principal Amount	Value
Foreign Government Bonds
Mozambique 1.1%
Mozambique Government Bond
Series Reg S
9.00%, due 9/15/31 (d)	$ 800,000	$ 689,760
Nigeria 2.8%
Nigeria Government Bond
Series Reg S
7.625%, due 11/21/25	800,000	784,992
Series Reg S
7.875%, due 2/16/32	700,000	606,844
Series Reg S
8.25%, due 9/28/51	500,000	395,080
		1,786,916
Panama 2.4%
Panama Government Bond
3.87%, due 7/23/60	500,000	280,845
4.50%, due 4/1/56	400,000	255,401
6.40%, due 2/14/35	400,000	377,366
6.875%, due 1/31/36	417,000	402,420
9.375%, due 4/1/29	200,000	223,776
		1,539,808
Papua New Guinea 0.6%
Papua New Guinea Government International Bond
Series Reg S
8.375%, due 10/4/28	434,000	403,771
Peru 1.5%
Peru Government Bond
3.23%, due 7/28/21	600,000	354,893
3.60%, due 1/15/72	400,000	269,894
6.55%, due 3/14/37	300,000	330,001
		954,788
Poland 1.2%
Poland Government Bond
Series Reg S
3.625%, due 1/11/34	EUR 360,000	391,067
Series Reg S
4.125%, due 1/11/44	360,000	389,309
		780,376
Republic of the Congo 0.7%
Congo Government Bond
Series Reg S
6.00%, due 6/30/29 (d)	$ 584,250	470,368

	Principal Amount	Value
Foreign Government Bonds
Romania 5.9%
Romanian Government Bond
Series Reg S
2.125%, due 3/7/28	EUR 600,000	$ 592,015
Series Reg S
3.75%, due 2/7/34	1,200,000	1,122,674
Series Reg S
5.875%, due 1/30/29	$ 222,000	224,206
Series Reg S
6.375%, due 1/30/34	166,000	169,526
Series Reg S
6.625%, due 9/27/29	EUR 1,400,000	1,624,789
		3,733,210
Saudi Arabia 0.5%
Saudi Government Bond
Series Reg S
3.45%, due 2/2/61	$ 500,000	327,600
Senegal 1.7%
Senegal Government Bond
Series Reg S
5.375%, due 6/8/37	EUR 1,358,000	1,057,399
South Africa 2.2%
South Africa Government Bond
4.30%, due 10/12/28	$ 300,000	274,500
5.75%, due 9/30/49	500,000	369,800
5.875%, due 4/20/32	300,000	275,250
7.30%, due 4/20/52	500,000	441,200
		1,360,750
Sri Lanka 2.0%
Sri Lanka Government Bond (b)(c)
Series Reg S
6.20%, due 5/11/27	700,000	356,027
Series Reg S
6.825%, due 7/18/26	650,000	336,889
Series Reg S
7.55%, due 3/28/30	1,100,000	555,290
		1,248,206
Tajikistan 1.0%
Tajiskistan Government Bond
Series Reg S
7.125%, due 9/14/27	713,000	634,570

	Principal Amount	Value
Foreign Government Bonds
Tunisia 1.1%
Tunisian Republic
Series Reg S
5.75%, due 1/30/25	$ 800,000	$ 679,974
Turkey 1.7%
Turkey Government Bond
5.75%, due 5/11/47	1,450,000	1,055,542
Ukraine 0.9%
State Agency of Roads of Ukraine
Series Reg S
6.25%, due 6/24/30 (b)(c)	1,227,000	308,217
Ukraine Government Bond
Series Reg S
7.253%, due 3/15/35 (b)(c)	1,300,000	292,500
		600,717
United Arab Emirates 0.8%
Finance Department Government of Sharjah
Series Reg S
4.00%, due 7/28/50	800,000	513,086
Uruguay 0.4%
Uruguay Government Bond
9.75%, due 7/20/33	UYU 8,542,218	224,893
Venezuela 1.4%
Petroleos de Venezuela SA (b)(c)
Series Reg S
6.00%, due 5/16/24	$ 2,500,000	266,056
Series Reg S
6.00%, due 11/15/26	2,500,000	266,401
Venezuela Government Bond
Series Reg S
9.25%, due 5/7/28 (b)(c)	2,000,000	323,784
		856,241
Zambia 0.3%
Zambia Government Bond
Series Reg S
8.97%, due 7/30/27 (b)(c)	300,000	188,100
Total Foreign Government Bonds (Cost $52,349,572)		47,707,674
Total Long-Term Bonds (Cost $63,367,219)		57,869,300

	Shares	Value

Short-Term Investments 3.1%
U.S. Treasury Debt 1.6%
U.S. Treasury Bills
5.28%, due 3/14/24 (f)	$ 1,000,000	$ 993,843
Total U.S. Treasury Debt (Cost $993,876)		993,843
Unaffiliated Investment Company 1.5%
United States 1.5%
Invesco Government & Agency Portfolio, 5.315% (g)(h)	989,333	989,333
Total Short-Term Investments (Cost $1,983,208)		1,983,176
Total Investments (Cost $65,350,427)	94.6%	59,852,476
Other Assets, Less Liabilities	5.4	3,383,650
Net Assets	100.0%	$ 63,236,126

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	Fixed to floating rate—Rate shown was the rate in effect as of January 31, 2024.
(b)	Issue in default.
(c)	Issue in non-accrual status.
(d)	Step coupon—Rate shown was the rate in effect as of January 31, 2024.
(e)	All or a portion of this security was held on loan. As of January 31, 2024, the aggregate market value of securities on loan was $951,542. The Fund received cash collateral with a value of $989,333.
(f)	Interest rate shown represents yield to maturity.
(g)	Current yield as of January 31, 2024.
(h)	Represents a security purchased with cash collateral received for securities on loan.
Foreign Currency Forward Contracts
As of January 31, 2024, the Fund held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)[2]
USD	14,015,471	EUR	12,800,000	Barclays Capital	2/14/24	$ 175,491
Total Unrealized Appreciation						175,491
EUR	1,570,000	USD	1,719,959	JPMorgan Chase Bank N.A.	2/14/24	(22,398)
USD	1,436,812	MXN	25,000,000	Goldman Sachs International	2/14/24	(12,757)
Total Unrealized Depreciation						(35,155)
Net Unrealized Appreciation						$ 140,336

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Fund would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
2.	As of January 31, 2024, cash in the amount of $570,000 was on deposit with a broker or forward commission merchant for forward transactions.

Futures Contracts
As of January 31, 2024, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 5 Year Notes	80	March 2024	$ 8,492,066	$ 8,671,250	$ 179,184
U.S. Treasury 10 Year Notes	10	March 2024	1,088,775	1,123,281	34,506
Net Unrealized Appreciation					$ 213,690

1.	As of January 31, 2024, cash in the amount of $146,575 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2024.
Abbreviation(s):
DOP—Dominican Republic Peso
EUR—Euro
MXN—Mexico Peso
USD—United States Dollar
UYU—Uruguay Peso
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$ —	$ 10,161,626	$ —	$ 10,161,626
Foreign Government Bonds	—	47,707,674	—	47,707,674
Total Long-Term Bonds	—	57,869,300	—	57,869,300
Short-Term Investments
Unaffiliated Investment Company	989,333	—	—	989,333
U.S. Treasury Debt	—	993,843	—	993,843
Total Short-Term Investments	989,333	993,843	—	1,983,176
Total Investments in Securities	989,333	58,863,143	—	59,852,476
Other Financial Instruments (b)
Foreign Currency Forward Contracts	—	175,491	—	175,491
Futures Contracts	213,690	—	—	213,690
Total Other Financial Instruments	213,690	175,491	—	389,181
Total Investments in Securities and Other Financial Instruments	$ 1,203,023	$ 59,038,634	$ —	$ 60,241,657
Liability Valuation Inputs
Other Financial Instruments
Foreign Currency Forward Contracts (b)	$ —	$ (35,155)	$ —	$ (35,155)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay Income Builder Fund
Portfolio of Investments January 31, 2024†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 39.2%
Asset-Backed Securities 3.0%
Automobile Asset-Backed Securities 1.4%
American Credit Acceptance Receivables Trust (a)
Series 2021-2, Class D
1.34%, due 7/13/27	$ 820,785	$ 801,518
Series 2021-2, Class E
2.54%, due 7/13/27	910,000	880,260
Series 2020-4, Class F
5.22%, due 8/13/27	565,000	563,534
Avis Budget Rental Car Funding AESOP LLC
Series 2021-1A, Class A
1.38%, due 8/20/27 (a)	1,530,000	1,401,883
CPS Auto Receivables Trust
Series 2021-C, Class E
3.21%, due 9/15/28 (a)	375,000	354,149
Exeter Automobile Receivables Trust
Series 2021-3A, Class D
1.55%, due 6/15/27	945,000	888,983
Series 2021-3A, Class E
3.04%, due 12/15/28 (a)	855,000	785,137
Flagship Credit Auto Trust (a)
Series 2021-1, Class D
1.27%, due 3/15/27	1,220,000	1,139,570
Series 2020-3, Class D
2.50%, due 9/15/26	580,000	554,852
Series 2022-2, Class D
5.80%, due 4/17/28	1,290,000	1,204,398
GLS Auto Receivables Issuer Trust (a)
Series 2021-2A, Class E
2.87%, due 5/15/28	1,480,000	1,386,513
Series 2019-4A, Class D
4.09%, due 8/17/26	1,125,000	1,114,553
Hertz Vehicle Financing III LP
Series 2021-2A, Class D
4.34%, due 12/27/27 (a)	2,070,000	1,878,315
Hertz Vehicle Financing LLC
Series 2021-1A, Class B
1.56%, due 12/26/25 (a)	1,235,000	1,195,792
		14,149,457
Home Equity Asset-Backed Securities 0.0% ‡
J.P. Morgan Mortgage Acquisition Trust
Series 2007-HE1, Class AF1
4.266% (1 Month SOFR + 0.214%), due 3/25/47 (b)	288,923	173,331
Mastr Asset-Backed Securities Trust
Series 2006-HE4, Class A1
5.55% (1 Month SOFR + 0.214%), due 11/25/36 (b)	467,848	146,056
		319,387

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities 1.6%
American Airlines Pass-Through Trust
Series 2016-2, Class AA
3.20%, due 6/15/28	$ 458,660	$ 420,487
Series 2016-2, Class A
3.65%, due 6/15/28	1,065,710	965,084
British Airways Pass-Through Trust
Series 2021-1, Class A
2.90%, due 3/15/35 (United Kingdom) (a)	1,840,466	1,589,837
CF Hippolyta Issuer LLC (a)
Series 2021-1A, Class A1
1.53%, due 3/15/61	1,333,563	1,200,615
Series 2020-1, Class A1
1.69%, due 7/15/60	1,236,747	1,153,022
Series 2020-1, Class A2
1.99%, due 7/15/60	1,220,591	1,051,030
CVS Pass-Through Trust
5.789%, due 1/10/26 (a)	48,639	48,214
DB Master Finance LLC
Series 2021-1A, Class A23
2.791%, due 11/20/51 (a)	1,798,300	1,500,971
FORA Financial Asset Securitization LLC
Series 2021-1A, Class A
2.62%, due 5/15/27 (a)	720,000	686,205
Home Partners of America Trust
Series 2021-2, Class B
2.302%, due 12/17/26 (a)	485,866	443,515
Navient Private Education Refi Loan Trust (a)
Series 2021-BA, Class A
0.94%, due 7/15/69	455,658	399,346
Series 2020-EA, Class A
1.69%, due 5/15/69	663,992	602,297
New Economy Assets Phase 1 Sponsor LLC (a)
Series 2021-1, Class A1
1.91%, due 10/20/61	1,585,000	1,394,355
Series 2021-1, Class B1
2.41%, due 10/20/61	1,640,000	1,337,595
Taco Bell Funding LLC
Series 2021-1A, Class A23
2.542%, due 8/25/51 (a)	1,404,975	1,148,722
U.S. Airways Pass-Through Trust
Series 2012-1, Class A
5.90%, due 10/1/24	834,363	834,098

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
United Airlines Pass-Through Trust
Series 2020-1, Class A
5.875%, due 10/15/27	$ 1,179,973	$ 1,190,168
		15,965,561
Total Asset-Backed Securities (Cost $32,734,870)		30,434,405
Corporate Bonds 15.9%
Agriculture 0.1%
BAT Capital Corp.
3.734%, due 9/25/40 (United Kingdom)	1,005,000	741,066
Airlines 0.6%
American Airlines, Inc. (a)
5.50%, due 4/20/26	1,050,000	1,038,461
5.75%, due 4/20/29	850,000	834,726
Delta Air Lines, Inc. (a)
4.50%, due 10/20/25	630,000	622,559
4.75%, due 10/20/28	2,125,000	2,092,590
Mileage Plus Holdings LLC
6.50%, due 6/20/27 (a)	1,302,000	1,303,949
		5,892,285
Apparel 0.1%
Tapestry, Inc.
7.85%, due 11/27/33	690,000	737,429
Auto Manufacturers 1.1%
Ford Motor Credit Co. LLC
2.30%, due 2/10/25	200,000	193,061
2.70%, due 8/10/26	940,000	873,682
4.125%, due 8/17/27	1,050,000	997,320
6.80%, due 5/12/28	730,000	758,550
6.95%, due 3/6/26	660,000	674,818
General Motors Financial Co., Inc.
2.35%, due 1/8/31	810,000	671,676
2.70%, due 6/10/31	2,015,000	1,684,064
4.30%, due 4/6/29	1,125,000	1,080,881
Nissan Motor Acceptance Co. LLC (a)
1.125%, due 9/16/24	1,935,000	1,877,301
1.85%, due 9/16/26	3,205,000	2,900,065
		11,711,418
Banks 6.1%
Banco Santander SA
5.294%, due 8/18/27 (Spain)	1,800,000	1,803,591

	Principal Amount	Value
Corporate Bonds
Banks
Bank of America Corp. (c)
2.087%, due 6/14/29	$ 820,000	$ 726,772
2.496%, due 2/13/31	1,600,000	1,383,297
2.572%, due 10/20/32	1,195,000	996,234
Series MM
4.30%, due 1/28/25 (d)	1,424,000	1,372,531
Barclays plc (United Kingdom) (b)(d)
4.375% (5 Year Treasury Constant Maturity Rate + 3.41%), due 3/15/28	2,000,000	1,560,737
8.00% (5 Year Treasury Constant Maturity Rate + 5.431%), due 3/15/29	1,035,000	1,001,167
BNP Paribas SA (France) (a)
3.052%, due 1/13/31 (c)	1,170,000	1,033,805
4.625% (5 Year Treasury Constant Maturity Rate + 3.196%), due 1/12/27 (b)(d)	1,450,000	1,289,265
4.625% (5 Year Treasury Constant Maturity Rate + 3.34%), due 2/25/31 (b)(d)	2,090,000	1,697,293
BPCE SA (France) (a)
2.045%, due 10/19/27 (c)	1,255,000	1,146,099
5.125%, due 1/18/28	420,000	422,060
6.714%, due 10/19/29 (c)	490,000	515,359
Citigroup, Inc.
3.668%, due 7/24/28 (c)	1,180,000	1,128,946
3.98%, due 3/20/30 (c)	2,370,000	2,258,676
Series Y
4.15% (5 Year Treasury Constant Maturity Rate + 3.00%), due 11/15/26 (b)(d)	1,760,000	1,568,561
6.625%, due 6/15/32	770,000	839,762
Citizens Bank NA
6.064%, due 10/24/25 (c)	555,000	553,301
Citizens Financial Group, Inc.
2.638%, due 9/30/32	1,720,000	1,336,816
Comerica, Inc.
5.982%, due 1/30/30 (c)	655,000	653,036
Credit Agricole SA
4.75% (5 Year Treasury Constant Maturity Rate + 3.237%), due 3/23/29 (France) (a)(b)(d)	2,340,000	2,000,151
Deutsche Bank AG (Germany)
3.035%, due 5/28/32 (c)	600,000	502,233
6.589% (SOFR + 1.219%), due 11/16/27 (b)	1,945,000	1,902,474
First Horizon Bank
5.75%, due 5/1/30	1,555,000	1,506,207
First Horizon Corp.
4.00%, due 5/26/25	2,100,000	2,068,622
Freedom Mortgage Corp.
7.625%, due 5/1/26 (a)	790,000	786,783
Goldman Sachs Group, Inc. (The)
1.431%, due 3/9/27 (c)	1,255,000	1,161,439
1.948%, due 10/21/27 (c)	1,435,000	1,319,744
1.992%, due 1/27/32 (c)(e)	1,165,000	948,147
6.75%, due 10/1/37	829,000	922,120
HSBC Holdings plc
3.973%, due 5/22/30 (United Kingdom) (c)	1,350,000	1,264,094

	Principal Amount	Value
Corporate Bonds
Banks
Huntington Bancshares, Inc.
5.709%, due 2/2/35 (c)	$ 1,085,000	$ 1,092,763
Intesa Sanpaolo SpA
7.00%, due 11/21/25 (Italy) (a)	585,000	599,144
KeyBank NA
4.90%, due 8/8/32	870,000	779,754
Lloyds Banking Group plc (United Kingdom)
4.582%, due 12/10/25 (e)	1,038,000	1,021,106
4.65%, due 3/24/26 (e)	1,690,000	1,662,876
4.976% (1 Year Treasury Constant Maturity Rate + 2.30%), due 8/11/33 (b)	870,000	844,395
Macquarie Group Ltd.
2.871%, due 1/14/33 (Australia) (a)(c)	1,925,000	1,591,739
Mizuho Financial Group, Inc.
3.261% (1 Year Treasury Constant Maturity Rate + 1.25%), due 5/22/30 (Japan) (b)	795,000	722,972
Morgan Stanley (c)
2.484%, due 9/16/36	2,115,000	1,690,182
2.511%, due 10/20/32	1,530,000	1,274,297
NatWest Group plc
3.073% (1 Year Treasury Constant Maturity Rate + 2.55%), due 5/22/28 (United Kingdom) (b)	910,000	850,319
Santander Holdings USA, Inc.
6.499%, due 3/9/29 (c)	735,000	760,668
Societe Generale SA (France) (a)(b)
4.75% (5 Year Treasury Constant Maturity Rate + 3.931%), due 5/26/26 (d)	935,000	825,780
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30 (d)	2,240,000	1,830,173
7.132% (1 Year Treasury Constant Maturity Rate + 2.95%), due 1/19/55	540,000	537,687
10.00% (5 Year Treasury Constant Maturity Rate + 5.448%), due 11/14/28 (d)	785,000	837,514
Standard Chartered plc
1.822% (1 Year Treasury Constant Maturity Rate + 0.95%), due 11/23/25 (United Kingdom) (a)(b)	2,510,000	2,428,642
UBS Group AG (Switzerland) (a)
3.091%, due 5/14/32 (c)	1,040,000	892,954
4.375% (5 Year Treasury Constant Maturity Rate + 3.313%), due 2/10/31 (b)(d)	2,350,000	1,863,300
4.751% (1 Year Treasury Constant Maturity Rate + 1.75%), due 5/12/28 (b)	410,000	404,131
6.442%, due 8/11/28 (c)	365,000	379,223
Wells Fargo & Co. (c)
3.35%, due 3/2/33	935,000	820,687
5.557%, due 7/25/34	665,000	678,927
Westpac Banking Corp.
3.02% (5 Year Treasury Constant Maturity Rate + 1.53%), due 11/18/36 (Australia) (b)(e)	1,255,000	1,038,359
		63,096,914
Biotechnology 0.0% ‡
Amgen, Inc.
5.75%, due 3/2/63	540,000	556,446
Chemicals 0.3%
Braskem Netherlands Finance BV
4.50%, due 1/10/28 (Brazil) (a)	1,535,000	1,332,066

	Principal Amount	Value
Corporate Bonds
Chemicals
Huntsman International LLC
4.50%, due 5/1/29	$ 1,862,000	$ 1,789,544
		3,121,610
Commercial Services 0.1%
Ashtead Capital, Inc.
4.00%, due 5/1/28 (United Kingdom) (a)	935,000	885,239
California Institute of Technology
3.65%, due 9/1/2119	898,000	651,504
		1,536,743
Computers 0.3%
Dell International LLC
3.375%, due 12/15/41	2,090,000	1,586,840
8.10%, due 7/15/36	1,242,000	1,531,019
		3,117,859
Diversified Financial Services 1.7%
AerCap Ireland Capital DAC
2.45%, due 10/29/26 (Ireland)	1,585,000	1,470,115
Air Lease Corp.
2.30%, due 2/1/25	1,915,000	1,853,692
4.25%, due 9/15/24	630,000	624,111
Aircastle Ltd.
5.25% (5 Year Treasury Constant Maturity Rate + 4.41%), due 6/15/26 (a)(b)(d)	1,150,000	1,007,693
Ally Financial, Inc.
6.992%, due 6/13/29 (c)	550,000	569,653
8.00%, due 11/1/31	1,685,000	1,864,391
American Express Co.
5.625%, due 7/28/34 (c)(e)	570,000	585,446
Aviation Capital Group LLC
1.95%, due 1/30/26 (a)	1,210,000	1,129,471
Avolon Holdings Funding Ltd. (Ireland) (a)
2.125%, due 2/21/26	1,515,000	1,408,482
2.875%, due 2/15/25	1,830,000	1,772,444
Banco BTG Pactual SA
2.75%, due 1/11/26 (Brazil) (a)	1,050,000	991,164
Capital One Financial Corp. (c)
6.051%, due 2/1/35	400,000	406,482
6.312%, due 6/8/29	1,070,000	1,103,067
Nomura Holdings, Inc.
5.099%, due 7/3/25 (Japan)	1,845,000	1,837,713
OneMain Finance Corp.
3.50%, due 1/15/27	885,000	809,712
		17,433,636
Electric 1.3%
AEP Texas, Inc.
4.70%, due 5/15/32	1,135,000	1,107,227

	Principal Amount	Value
Corporate Bonds
Electric
Alabama Power Co.
3.00%, due 3/15/52	$ 785,000	$ 540,858
Arizona Public Service Co.
2.20%, due 12/15/31	1,930,000	1,575,413
Calpine Corp.
5.125%, due 3/15/28 (a)	615,000	586,843
Duke Energy Progress LLC
5.35%, due 3/15/53	535,000	535,010
Duquesne Light Holdings, Inc.
3.616%, due 8/1/27 (a)	2,265,000	2,121,405
Jersey Central Power & Light Co.
2.75%, due 3/1/32 (a)	1,655,000	1,394,907
Nevada Power Co.
Series GG
5.90%, due 5/1/53	530,000	560,046
Ohio Power Co.
Series R
2.90%, due 10/1/51	1,000,000	658,516
Public Service Co. of Oklahoma
5.25%, due 1/15/33	415,000	418,550
Sempra
5.50%, due 8/1/33	1,115,000	1,136,560
Southern California Edison Co.
4.00%, due 4/1/47	660,000	536,313
5.70%, due 3/1/53	795,000	817,437
Virginia Electric and Power Co.
2.95%, due 11/15/51	1,035,000	693,465
5.45%, due 4/1/53	480,000	488,423
		13,170,973
Entertainment 0.1%
Warnermedia Holdings, Inc.
4.279%, due 3/15/32	1,340,000	1,226,918
Food 0.3%
J M Smucker Co. (The)
6.50%, due 11/15/53	370,000	418,054
JBS USA LUX SA
5.75%, due 4/1/33	1,690,000	1,673,199
Smithfield Foods, Inc.
4.25%, due 2/1/27 (a)	1,180,000	1,138,841
		3,230,094
Gas 0.3%
Brooklyn Union Gas Co. (The)
6.388%, due 9/15/33 (a)	865,000	897,721
National Fuel Gas Co.
2.95%, due 3/1/31	375,000	316,162

	Principal Amount	Value
Corporate Bonds
Gas
Southern California Gas Co.
Series VV
4.30%, due 1/15/49	$ 845,000	$ 714,288
Southern Co. Gas Capital Corp.
Series 21A
3.15%, due 9/30/51	1,180,000	795,645
		2,723,816
Insurance 0.5%
Peachtree Corners Funding Trust
3.976%, due 2/15/25 (a)	940,000	923,975
Protective Life Corp.
8.45%, due 10/15/39	1,195,000	1,496,599
Reliance Standard Life Global Funding II
2.50%, due 10/30/24 (a)	2,420,000	2,359,739
Willis North America, Inc.
3.875%, due 9/15/49	440,000	338,052
		5,118,365
Lodging 0.3%
Las Vegas Sands Corp.
3.20%, due 8/8/24	1,415,000	1,394,670
Sands China Ltd.
5.375%, due 8/8/25 (Macao) (f)	1,310,000	1,296,278
		2,690,948
Media 0.1%
DISH DBS Corp.
5.75%, due 12/1/28 (a)	1,180,000	793,816
Miscellaneous—Manufacturing 0.2%
Textron Financial Corp.
7.376% (3 Month SOFR + 1.997%), due 2/15/42 (a)(b)	2,720,000	2,298,016
Oil & Gas 0.0% ‡
Gazprom PJSC Via Gaz Capital SA
7.288%, due 8/16/37 (Russia) (a)(g)	745,000	577,375
Packaging & Containers 0.1%
Berry Global, Inc.
4.875%, due 7/15/26 (a)	200,000	196,740
Owens-Brockway Glass Container, Inc.
6.625%, due 5/13/27 (a)	731,000	727,858
		924,598

	Principal Amount	Value
Corporate Bonds
Pharmaceuticals 0.2%
Teva Pharmaceutical Finance Netherlands III BV (Israel)
3.15%, due 10/1/26	$ 575,000	$ 534,917
4.75%, due 5/9/27	1,335,000	1,289,944
		1,824,861
Pipelines 1.0%
Cheniere Corpus Christi Holdings LLC
2.742%, due 12/31/39	1,580,000	1,261,348
Columbia Pipelines Operating Co. LLC
6.544%, due 11/15/53 (a)	740,000	812,640
DT Midstream, Inc.
4.30%, due 4/15/32 (a)	1,000,000	897,600
Enbridge, Inc.
5.70%, due 3/8/33 (Canada)	735,000	758,256
Energy Transfer LP
5.35%, due 5/15/45	1,000,000	929,951
EnLink Midstream LLC
5.625%, due 1/15/28 (a)	565,000	558,455
Flex Intermediate Holdco LLC
3.363%, due 6/30/31 (a)	2,030,000	1,666,532
MPLX LP
2.65%, due 8/15/30	1,050,000	910,712
Transcontinental Gas Pipe Line Co. LLC
4.60%, due 3/15/48	1,035,000	931,007
Venture Global LNG, Inc.
9.875%, due 2/1/32 (a)	630,000	662,525
Western Midstream Operating LP
5.25%, due 2/1/50 (f)	860,000	768,604
		10,157,630
Real Estate Investment Trusts 0.7%
American Tower Corp.
3.60%, due 1/15/28	1,025,000	978,740
Digital Realty Trust LP
4.45%, due 7/15/28	2,255,000	2,211,061
GLP Capital LP
3.35%, due 9/1/24	1,280,000	1,257,002
Invitation Homes Operating Partnership LP
2.00%, due 8/15/31	1,600,000	1,265,657
Starwood Property Trust, Inc. (a)
3.75%, due 12/31/24	1,120,000	1,094,447
4.375%, due 1/15/27	940,000	870,224
		7,677,131
Retail 0.1%
AutoNation, Inc.
4.75%, due 6/1/30	594,000	571,180

	Principal Amount	Value
Corporate Bonds
Retail
Nordstrom, Inc.
4.25%, due 8/1/31	$ 660,000	$ 548,061
		1,119,241
Telecommunications 0.2%
Altice France SA
5.125%, due 7/15/29 (France) (a)	1,008,000	736,944
AT&T, Inc.
3.50%, due 9/15/53	1,344,000	959,862
T-Mobile USA, Inc.
2.625%, due 2/15/29	715,000	643,420
		2,340,226
Trucking & Leasing 0.1%
Penske Truck Leasing Co. LP
6.05%, due 8/1/28 (a)	845,000	877,047
Total Corporate Bonds (Cost $179,667,911)		164,696,461
Foreign Government Bonds 0.3%
Chile 0.1%
Empresa Nacional del Petroleo
3.45%, due 9/16/31 (a)	1,695,000	1,425,842
Colombia 0.2%
Colombia Government Bond
3.25%, due 4/22/32	1,780,000	1,393,268
4.50%, due 1/28/26	560,000	548,544
		1,941,812
Total Foreign Government Bonds (Cost $4,014,561)		3,367,654
Loan Assignments 0.1%
Diversified/Conglomerate Service 0.1%
TruGreen LP (b)
First Lien Second Refinancing Term Loan
9.433% (1 Month SOFR + 4.00%), due 11/2/27	744,751	718,374
Second Lien Initial Term Loan
14.074% (3 Month SOFR + 8.50%), due 11/2/28	580,000	461,100
		1,179,474
Total Loan Assignments (Cost $1,312,189)		1,179,474

	Principal Amount	Value
Mortgage-Backed Securities 17.6%
Agency (Collateralized Mortgage Obligations) 8.7%
FHLMC
REMIC, Series 5326, Class QO
(zero coupon), due 9/25/50	$ 1,648,961	$ 1,161,852
REMIC, Series 5021, Class SA
(zero coupon) (SOFR 30A + 3.55%), due 10/25/50 (b)(h)	2,941,775	83,071
REMIC, Series 5187, Class SA
(zero coupon) (SOFR 30A + 1.80%), due 1/25/52 (b)(h)	2,232,064	4,128
REMIC, Series 5200, Class SA
(zero coupon) (SOFR 30A + 3.50%), due 2/25/52 (b)(h)	425,462	12,312
REMIC, Series 5326
(zero coupon), due 8/25/53	508,326	404,622
REMIC, Series 5351, Class DO
(zero coupon), due 9/25/53	979,864	802,382
REMIC, Series 5357, Class OE
(zero coupon), due 11/25/53	879,687	706,008
REMIC, Series 5363
(zero coupon), due 12/25/53	935,062	785,004
REMIC, Series 5315, Class OQ
(zero coupon), due 1/25/55	817,152	661,359
REMIC, Series 5328, Class JY
0.25%, due 9/25/50	1,542,831	1,033,923
REMIC, Series 4993, Class KS
0.591% (SOFR 30A + 5.936%), due 7/25/50 (b)(h)	3,205,743	465,138
REMIC, Series 4994, Class TS
0.641% (SOFR 30A + 5.986%), due 7/25/50 (b)(h)	1,885,073	254,781
REMIC, Series 5092, Class XA
1.00%, due 1/15/41	1,148,554	963,368
REMIC, Series 4988, Class BA
1.50%, due 6/25/50	465,452	333,621
REMIC, Series 4120, Class ZA
3.00%, due 10/15/42	833,505	748,059
REMIC, Series 5070, Class PI
3.00%, due 8/25/50 (h)	1,573,217	273,427
REMIC, Series 5011, Class MI
3.00%, due 9/25/50 (h)	1,779,529	277,007
REMIC, Series 5023, Class LI
3.00%, due 10/25/50 (h)	1,260,490	200,486
REMIC, Series 5094, Class IP
3.00%, due 4/25/51 (h)	1,388,789	215,986
REMIC, Series 5160
3.00%, due 10/25/51 (h)	1,568,802	180,366
REMIC, Series 4710, Class WZ
3.50%, due 8/15/47	1,038,655	937,245
REMIC, Series 4725, Class WZ
3.50%, due 11/15/47	1,865,182	1,678,746
REMIC, Series 5040
3.50%, due 11/25/50 (h)	1,120,201	174,916

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FHLMC
REMIC, Series 5304, Class UB
4.00%, due 2/25/52	$ 1,333,127	$ 1,246,101
REMIC, Series 5268, Class B
4.50%, due 10/25/52	2,092,849	2,024,491
FHLMC, Strips
Series 272
(zero coupon), due 8/15/42	1,106,296	847,946
Series 311
(zero coupon), due 8/15/43	648,434	493,201
Series 402
(zero coupon), due 9/25/53	1,162,856	945,524
Series 311, Class S1
0.49% (SOFR 30A + 5.836%), due 8/15/43 (b)(h)	1,849,327	216,227
Series 389, Class C35
2.00%, due 6/15/52 (h)	2,762,260	337,618
FNMA
REMIC, Series 2022-5, Class SN
(zero coupon) (SOFR 30A + 1.80%), due 2/25/52 (b)(h)	1,322,743	2,173
REMIC, Series 2022-3, Class YS
(zero coupon) (SOFR 30A + 2.55%), due 2/25/52 (b)(h)	9,058,622	66,286
REMIC, Series 2023-45
(zero coupon), due 10/25/53	974,339	745,701
REMIC, Series 2023-24, Class OQ
(zero coupon), due 7/25/54	1,051,494	857,729
REMIC, Series 2022-10, Class SA
0.405% (SOFR 30A + 5.75%), due 2/25/52 (b)(h)	1,859,675	255,572
REMIC, Series 2021-40, Class SI
0.491% (SOFR 30A + 5.836%), due 9/25/47 (b)(h)	2,238,697	246,745
REMIC, Series 2016-57, Class SN
0.591% (SOFR 30A + 5.936%), due 6/25/46 (b)(h)	1,808,449	206,753
REMIC, Series 2020-47, Class BD
1.50%, due 7/25/50	403,843	287,666
REMIC, Series 2020-70, Class AD
1.50%, due 10/25/50	2,110,267	1,682,660
REMIC, Series 2021-12, Class JI
2.50%, due 3/25/51 (h)	1,290,942	203,118
REMIC, Series 2021-10, Class LI
2.50%, due 3/25/51 (h)	878,267	124,177
REMIC, Series 2021-34, Class MI
2.50%, due 3/25/51 (h)	3,634,659	402,598
REMIC, Series 2021-54, Class HI
2.50%, due 6/25/51 (h)	597,298	78,240
REMIC, Series 2013-77, Class CY
3.00%, due 7/25/43	1,253,457	1,091,649
REMIC, Series 2021-53, Class GI
3.00%, due 7/25/48 (h)	4,896,267	721,926

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FNMA
REMIC, Series 2019-13, Class PE
3.00%, due 3/25/49	$ 693,250	$ 624,612
REMIC, Series 2021-85, Class BI
3.00%, due 12/25/51 (h)	3,452,731	562,492
REMIC, Series 2021-12, Class GC
3.50%, due 7/25/50	1,475,522	1,344,341
REMIC, Series 2021-8, Class ID
3.50%, due 3/25/51 (h)	2,288,167	452,874
REMIC, Series 2020-10, Class DA
3.50%, due 3/25/60	1,406,318	1,246,758
FNMA, Strips (h)
REMIC, Series 426, Class C32
1.50%, due 2/25/52	4,032,506	378,490
REMIC, Series 427, Class C77
2.50%, due 9/25/51	3,297,880	473,150
GNMA
Series 2019-136, Class YS
(zero coupon) (1 Month SOFR + 2.716%), due 11/20/49 (b)(h)	984,568	12,851
Series 2020-1, Class YS
(zero coupon) (1 Month SOFR + 2.716%), due 1/20/50 (b)(h)	3,177,484	42,439
Series 2023-101, Class KO
(zero coupon), due 1/20/51	2,386,283	1,625,187
Series 2021-77, Class SN
(zero coupon) (1 Month SOFR + 2.486%), due 5/20/51 (b)(h)	6,638,788	83,738
Series 2021-97, Class SA
(zero coupon) (SOFR 30A + 2.60%), due 6/20/51 (b)(h)	6,126,350	40,705
Series 2021-136, Class SB
(zero coupon) (SOFR 30A + 3.20%), due 8/20/51 (b)(h)	16,535,543	302,326
Series 2021-158, Class SB
(zero coupon) (SOFR 30A + 3.70%), due 9/20/51 (b)(h)	3,576,364	105,733
Series 2021-205, Class DS
(zero coupon) (SOFR 30A + 3.20%), due 11/20/51 (b)(h)	6,601,654	103,403
Series 2022-19, Class SG
(zero coupon) (SOFR 30A + 2.45%), due 1/20/52 (b)(h)	5,672,404	42,116
Series 2022-24, Class SC
(zero coupon) (SOFR 30A + 2.37%), due 2/20/52 (b)(h)	29,308,938	174,042
Series 2023-66, Class OQ
(zero coupon), due 7/20/52	1,459,137	1,128,123
Series 2023-53
(zero coupon), due 4/20/53	675,564	495,025
Series 2023-80, Class SA
(zero coupon) (SOFR 30A + 5.25%), due 6/20/53 (b)(h)	6,002,875	242,650
Series 2023-60, Class ES
0.509% (SOFR 30A + 11.20%), due 4/20/53 (b)	1,564,104	1,422,631
Series 2020-34, Class SC
0.599% (1 Month SOFR + 5.936%), due 3/20/50 (b)(h)	2,375,696	307,664

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
Series 2020-146, Class SA
0.849% (1 Month SOFR + 6.186%), due 10/20/50 (b)(h)	$ 2,282,333	$ 338,385
Series 2021-179, Class SA
0.849% (1 Month SOFR + 6.186%), due 11/20/50 (b)(h)	3,049,819	415,634
Series 2020-167, Class SN
0.849% (1 Month SOFR + 6.186%), due 11/20/50 (b)(h)	1,025,753	141,645
Series 2020-189, Class NS
0.849% (1 Month SOFR + 6.186%), due 12/20/50 (b)(h)	3,432,485	510,470
Series 2020-189, Class SU
0.849% (1 Month SOFR + 6.186%), due 12/20/50 (b)(h)	698,386	99,403
Series 2021-57, Class SA
0.849% (1 Month SOFR + 6.186%), due 3/20/51 (b)(h)	2,382,504	333,507
Series 2021-57, Class SD
0.849% (1 Month SOFR + 6.186%), due 3/20/51 (b)(h)	7,395,563	967,019
Series 2021-46, Class TS
0.849% (1 Month SOFR + 6.186%), due 3/20/51 (b)(h)	1,498,990	205,963
Series 2021-96, Class NS
0.849% (1 Month SOFR + 6.186%), due 6/20/51 (b)(h)	4,630,005	623,423
Series 2021-96, Class SN
0.849% (1 Month SOFR + 6.186%), due 6/20/51 (b)(h)	2,695,439	340,182
Series 2021-122, Class HS
0.849% (1 Month SOFR + 6.186%), due 7/20/51 (b)(h)	2,459,972	353,727
Series 2022-137, Class S
0.849% (1 Month SOFR + 6.186%), due 7/20/51 (b)(h)	2,741,243	398,039
Series 2021-96, Class JS
0.899% (1 Month SOFR + 6.236%), due 6/20/51 (b)(h)	2,161,062	253,290
Series 2020-97, Class HB
1.00%, due 7/20/50	731,546	541,499
Series 2020-146, Class YK
1.00%, due 10/20/50	1,314,001	1,005,407
Series 2020-166, Class CA
1.00%, due 11/20/50	1,566,501	1,165,175
Series 2023-86, Class SE
1.305% (SOFR 30A + 6.65%), due 9/20/50 (b)(h)	1,820,793	257,843
Series 2020-165, Class UD
1.50%, due 11/20/50	565,190	437,327
Series 2023-66, Class MP
1.609% (SOFR 30A + 12.30%), due 5/20/53 (b)	1,495,661	1,453,875
Series 2021-41, Class FS
2.00% (SOFR 30A + 0.20%), due 10/20/50 (b)(h)	3,427,671	365,202
Series 2020-166, Class IC
2.00%, due 11/20/50 (h)	762,081	76,814
Series 2020-188
2.00%, due 12/20/50 (h)	3,595,837	365,727
Series 2020-185, Class BI
2.00%, due 12/20/50 (h)	1,548,111	171,173

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
Series 2022-10, Class IC
2.00%, due 11/20/51 (h)	$ 2,240,951	$ 265,942
Series 2021-97, Class IN
2.50%, due 8/20/49 (h)	3,831,552	396,571
Series 2019-159, Class P
2.50%, due 9/20/49	1,320,068	1,145,579
Series 2022-1, Class IA
2.50%, due 6/20/50 (h)	592,599	79,004
Series 2020-122, Class IW
2.50%, due 7/20/50 (h)	1,908,647	249,221
Series 2020-151, Class TI
2.50%, due 10/20/50 (h)	1,785,440	231,068
Series 2020-173, Class EI
2.50%, due 11/20/50 (h)	2,001,426	270,540
Series 2020-188, Class DI
2.50%, due 12/20/50 (h)	4,646,189	633,668
Series 2021-1, Class PI
2.50%, due 12/20/50 (h)	982,942	125,356
Series 2021-83, Class FM
2.50% (SOFR 30A + 0.51%), due 5/20/51 (b)	3,152,028	2,590,451
Series 2021-140, Class GF
2.50% (1 Month SOFR + 0.764%), due 8/20/51 (b)	1,065,623	877,171
Series 2021-188
2.50%, due 10/20/51 (h)	3,872,770	561,178
Series 2021-177, Class CI
2.50%, due 10/20/51 (h)	2,075,608	270,567
Series 2022-83
2.50%, due 11/20/51 (h)	3,124,718	410,404
Series 2021-1, Class IT
3.00%, due 1/20/51 (h)	2,134,725	340,402
Series 2021-44, Class IQ
3.00%, due 3/20/51 (h)	3,543,430	561,954
Series 2021-74, Class HI
3.00%, due 4/20/51 (h)	373,762	53,566
Series 2021-97, Class FA
3.00% (SOFR 30A + 0.40%), due 6/20/51 (b)	3,985,279	3,435,853
Series 2021-98, Class IN
3.00%, due 6/20/51 (h)	1,432,191	248,472
Series 2021-98, Class KI
3.00%, due 6/20/51 (h)	3,787,169	601,506
Series 2022-189, Class AT
3.00%, due 7/20/51	2,233,843	1,941,525
Series 2022-207
3.00%, due 8/20/51 (h)	2,393,442	378,882
Series 2021-139, Class IA
3.00%, due 8/20/51 (h)	4,978,827	769,266

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
Series 2021-158, Class NI
3.00%, due 9/20/51 (h)	$ 3,714,640	$ 550,435
Series 2021-177, Class IM
3.00%, due 10/20/51 (h)	3,283,983	514,062
Series 2023-19, Class CI
3.00%, due 11/20/51 (h)	2,727,478	418,181
Series 2022-207, Class NA
3.00%, due 1/20/52	5,054,721	4,410,010
Series 2022-206, Class CN
3.00%, due 2/20/52	3,577,743	3,093,480
Series 2019-92, Class GF
3.50% (1 Month SOFR + 0.804%), due 7/20/49 (b)	685,482	609,470
Series 2019-97, Class FG
3.50% (1 Month SOFR + 0.804%), due 8/20/49 (b)	1,440,325	1,280,778
Series 2019-110, Class FG
3.50% (1 Month SOFR + 0.764%), due 9/20/49 (b)	497,993	440,357
Series 2019-128, Class KF
3.50% (1 Month SOFR + 0.764%), due 10/20/49 (b)	770,046	683,250
Series 2019-128, Class YF
3.50% (1 Month SOFR + 0.764%), due 10/20/49 (b)	986,291	876,184
Series 2020-5, Class FA
3.50% (1 Month SOFR + 0.814%), due 1/20/50 (b)	1,518,961	1,347,366
Series 2023-63, Class MA
3.50%, due 5/20/50	1,218,259	1,119,056
Series 2021-125, Class AF
3.50% (SOFR 30A + 0.25%), due 7/20/51 (b)	1,515,494	1,349,893
Series 2021-146, Class IN
3.50%, due 8/20/51 (h)	2,370,852	410,402
Series 2023-1, Class HD
3.50%, due 1/20/52	1,212,990	1,103,505
Series 2022-69, Class FA
4.50% (SOFR 30A + 0.75%), due 4/20/52 (b)	836,604	786,788
Series 2023-81, Class LA
5.00%, due 6/20/52	992,236	996,021
Series 2023-38, Class WT
6.705%, due 12/20/51 (i)	647,539	692,730
Series 2023-59, Class YC
6.96%, due 9/20/51 (i)	1,418,205	1,553,488
Series 2023-55, Class CG
7.474%, due 7/20/51 (i)	1,596,413	1,762,971
Series 2023-55, Class LB
7.796%, due 11/20/51 (i)	1,805,420	2,088,122
		89,998,682

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 3.5%
Bayview Commercial Asset Trust
Series 2006-4A, Class A1
5.795% (1 Month SOFR + 0.459%), due 12/25/36 (a)(b)	$ 35,164	$ 32,766
BBCMS Mortgage Trust (a)(b)
Series 2018-TALL, Class C
6.652% (1 Month SOFR + 1.318%), due 3/15/37	1,100,000	962,780
Series 2018-TALL, Class D
6.98% (1 Month SOFR + 1.646%), due 3/15/37	1,045,000	872,575
Benchmark Mortgage Trust
Series 2020-B19, Class A2
1.691%, due 9/15/53	1,775,000	1,637,683
BX Commercial Mortgage Trust (a)(j)
Series 2020-VIV2, Class C
3.66%, due 3/9/44	1,070,000	929,310
Series 2020-VIV3, Class B
3.662%, due 3/9/44	1,007,236	895,940
Series 2020-VIVA, Class D
3.667%, due 3/11/44	170,000	144,624
BX Trust (a)
Series 2019-OC11, Class B
3.605%, due 12/9/41	250,000	225,241
Series 2019-OC11, Class D
4.075%, due 12/9/41 (j)	975,000	859,996
Series 2019-OC11, Class E
4.075%, due 12/9/41 (j)	700,000	602,152
Series 2021-ARIA, Class E
7.692% (1 Month SOFR + 2.359%), due 10/15/36 (b)	2,440,000	2,377,475
Series 2022-PSB, Class B
8.282% (1 Month SOFR + 2.949%), due 8/15/39 (b)	1,261,948	1,268,300
Series 2022-PSB, Class C
9.03% (1 Month SOFR + 3.697%), due 8/15/39 (b)	337,396	339,262
BXHPP Trust
Series 2021-FILM, Class B
6.347% (1 Month SOFR + 1.014%), due 8/15/36 (a)(b)	1,280,000	1,204,941
Citigroup Commercial Mortgage Trust
Series 2016-GC36, Class A5
3.616%, due 2/10/49	560,000	535,906
DROP Mortgage Trust
Series 2021-FILE, Class A
6.597% (1 Month SOFR + 1.264%), due 10/15/43 (a)(b)	875,000	834,531
Extended Stay America Trust
Series 2021-ESH, Class D
7.697% (1 Month SOFR + 2.364%), due 7/15/38 (a)(b)	1,461,132	1,444,694
FS Commercial Mortgage Trust
Series 2023-4SZN, Class D
9.383%, due 11/10/39 (a)(i)	855,000	894,339

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
GNMA
Series 2021-164
0.949%, due 10/16/63 (h)(j)	$ 3,847,192	$ 266,881
Series 2021-108
0.967%, due 6/16/61 (h)(j)	8,396,722	584,057
Series 2020-168, Class IA
0.978%, due 12/16/62 (h)(j)	2,931,671	204,979
Series 2021-47
0.992%, due 3/16/61 (h)(j)	6,859,379	473,479
Series 2024-29, Class B
2.50%, due 8/16/64 (k)	1,205,000	917,587
Hudson Yards Mortgage Trust
Series 2019-30HY, Class A
3.228%, due 7/10/39 (a)	1,540,000	1,387,434
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2021-1MEM, Class C
2.742%, due 10/9/42 (a)(j)	1,000,000	704,789
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C28, Class A4
3.544%, due 1/15/49	560,000	536,297
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A4
3.809%, due 12/15/48	860,000	833,011
Multifamily Connecticut Avenue Securities Trust (a)(b)
Series 2019-01, Class M10
8.709% (SOFR 30A + 3.364%), due 10/25/49	1,743,139	1,708,294
Series 2020-01, Class M10
9.209% (SOFR 30A + 3.864%), due 3/25/50	2,018,918	1,983,599
Series 2023-01, Class M10
11.845% (SOFR 30A + 6.50%), due 11/25/53	2,040,000	2,102,407
Series 2020-01, Class CE
12.959% (SOFR 30A + 7.614%), due 3/25/50	1,015,000	1,003,727
One Bryant Park Trust
Series 2019-OBP, Class A
2.516%, due 9/15/54 (a)	2,350,000	2,027,613
ORL Trust (a)(b)
Series 2023-GLKS, Class C
8.984% (1 Month SOFR + 3.651%), due 10/19/36	940,000	941,469
Series 2023-GLKS, Class D
9.634% (1 Month SOFR + 4.301%), due 10/19/36	760,000	761,188
SLG Office Trust (a)
Series 2021-OVA, Class A
2.585%, due 7/15/41	2,498,076	2,097,284
Series 2021-OVA, Class F
2.851%, due 7/15/41	785,000	558,062

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
Wells Fargo Commercial Mortgage Trust
Series 2018-AUS, Class A
4.194%, due 8/17/36 (a)(j)	$ 1,745,000	$ 1,635,807
		36,790,479
Whole Loan (Collateralized Mortgage Obligations) 5.4%
CIM Trust
Series 2021-J2, Class AS
0.21%, due 4/25/51 (a)(h)(i)	41,066,436	452,454
Connecticut Avenue Securities Trust (a)(b)
Series 2024-R01, Class 1B1
8.045% (SOFR 30A + 2.70%), due 1/25/44	1,275,000	1,277,790
Series 2021-R03, Class 1B1
8.095% (SOFR 30A + 2.75%), due 12/25/41	1,120,000	1,140,909
Series 2021-R01, Class 1B1
8.445% (SOFR 30A + 3.10%), due 10/25/41	2,290,000	2,346,540
Series 2022-R02, Class 2B1
9.845% (SOFR 30A + 4.50%), due 1/25/42	1,865,000	1,968,725
Series 2021-R03, Class 1B2
10.845% (SOFR 30A + 5.50%), due 12/25/41	840,000	864,047
Series 2022-R08, Class 1B1
10.945% (SOFR 30A + 5.60%), due 7/25/42	685,000	746,650
Series 2021-R01, Class 1B2
11.345% (SOFR 30A + 6.00%), due 10/25/41	2,070,000	2,155,309
Series 2022-R01, Class 1B2
11.345% (SOFR 30A + 6.00%), due 12/25/41	1,845,000	1,923,413
Series 2022-R02, Class 2B2
12.995% (SOFR 30A + 7.65%), due 1/25/42	750,000	808,039
Series 2019-HRP1, Class B1
14.709% (SOFR 30A + 9.364%), due 11/25/39	1,530,000	1,717,425
Series 2022-R04, Class 1B2
14.845% (SOFR 30A + 9.50%), due 3/25/42	750,000	853,047
Series 2022-R03, Class 1B2
15.195% (SOFR 30A + 9.85%), due 3/25/42	530,000	606,006
CSMC Trust
Series 2021-NQM2, Class A1
1.179%, due 2/25/66 (a)(i)	861,762	750,387
FHLMC STACR REMIC Trust (a)(b)
Series 2021-HQA4, Class M2
7.695% (SOFR 30A + 2.35%), due 12/25/41	1,590,000	1,595,470
Series 2022-DNA1, Class M2
7.845% (SOFR 30A + 2.50%), due 1/25/42	1,950,000	1,968,102
Series 2021-HQA1, Class B1
8.345% (SOFR 30A + 3.00%), due 8/25/33	3,225,000	3,422,450
Series 2021-DNA5, Class B1
8.395% (SOFR 30A + 3.05%), due 1/25/34	2,105,000	2,218,060
Series 2021-HQA2, Class B1
8.495% (SOFR 30A + 3.15%), due 12/25/33	1,445,000	1,547,060

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
FHLMC STACR REMIC Trust (a)(b)
Series 2022-DNA1, Class B1
8.745% (SOFR 30A + 3.40%), due 1/25/42	$ 510,000	$ 516,059
Series 2021-DNA7, Class B1
8.995% (SOFR 30A + 3.65%), due 11/25/41	1,080,000	1,117,766
Series 2021-HQA4, Class B1
9.095% (SOFR 30A + 3.75%), due 12/25/41	380,000	391,856
Series 2020-HQA5, Class B1
9.345% (SOFR 30A + 4.00%), due 11/25/50	705,000	779,350
Series 2021-DNA1, Class B2
10.095% (SOFR 30A + 4.75%), due 1/25/51	2,085,000	2,146,485
Series 2020-DNA2, Class B2
10.259% (SOFR 30A + 4.914%), due 2/25/50	700,000	742,152
Series 2021-HQA1, Class B2
10.345% (SOFR 30A + 5.00%), due 8/25/33	716,000	752,227
Series 2020-HQA1, Class B2
10.559% (SOFR 30A + 5.214%), due 1/25/50	1,620,000	1,691,743
Series 2022-HQA3, Class M2
10.695% (SOFR 30A + 5.35%), due 8/25/42	1,965,000	2,123,331
Series 2021-HQA2, Class B2
10.795% (SOFR 30A + 5.45%), due 12/25/33	1,015,000	1,098,012
Series 2021-DNA5, Class B2
10.845% (SOFR 30A + 5.50%), due 1/25/34	880,000	950,338
Series 2022-DNA6, Class M2
11.095% (SOFR 30A + 5.75%), due 9/25/42	625,000	692,891
Series 2022-HQA2, Class M2
11.345% (SOFR 30A + 6.00%), due 7/25/42	1,605,000	1,771,403
Series 2021-HQA4, Class B2
12.345% (SOFR 30A + 7.00%), due 12/25/41	270,000	282,415
Series 2022-HQA1, Class B1
12.345% (SOFR 30A + 7.00%), due 3/25/42	1,830,000	2,023,815
Series 2021-DNA7, Class B2
13.145% (SOFR 30A + 7.80%), due 11/25/41	2,000,000	2,150,699
FHLMC STACR Trust
Series 2019-HQA3, Class B2
12.959% (SOFR 30A + 7.614%), due 9/25/49 (a)(b)	895,000	1,001,972
Flagstar Mortgage Trust
Series 2021-6INV, Class A18
2.50%, due 8/25/51 (a)(i)	94,709	75,590
FNMA Connecticut Avenue Securities
Series 2021-R02, Class 2B2
11.545% (SOFR 30A + 6.20%), due 11/25/41 (a)(b)	720,000	751,784
HarborView Mortgage Loan Trust
Series 2007-3, Class 2A1A
5.849% (1 Month SOFR + 0.514%), due 5/19/37 (b)	807,168	747,577
J.P. Morgan Mortgage Trust
Series 2021-LTV2, Class A1
2.519%, due 5/25/52 (a)(i)	774,080	636,793

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
New Residential Mortgage Loan Trust
Series 2019-5A, Class B7
4.311%, due 8/25/59 (a)(j)	$ 7,955	$ 4,780
OBX Trust
Series 2022-NQM1, Class A1
2.305%, due 11/25/61 (a)(i)	849,955	734,783
Onslow Bay Mortgage Loan Trust
Series 2021-NQM4, Class A1
1.957%, due 10/25/61 (a)(i)	2,538,663	2,089,321
Sequoia Mortgage Trust
Series 2021-4, Class A1
0.167%, due 6/25/51 (a)(h)(j)	30,819,095	254,932
STACR Trust
Series 2018-HRP2, Class B1
9.659% (SOFR 30A + 4.314%), due 2/25/47 (a)(b)	2,150,000	2,348,875
		56,238,832
Total Mortgage-Backed Securities (Cost $182,914,839)		183,027,993
Municipal Bond 0.1%
California 0.1%
Regents of the University of California Medical Center, Pooled, Revenue Bonds
Series N
3.006%, due 5/15/50	1,815,000	1,268,633
Total Municipal Bond (Cost $1,815,000)		1,268,633
U.S. Government & Federal Agencies 2.2%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 1.0%
UMBS Pool, 30 Year
3.50%, due 7/1/50	1,111,987	1,026,938
4.50%, due 10/1/52	870,723	841,972
5.50%, due 7/1/53	2,575,543	2,582,665
6.00%, due 10/1/53	1,608,778	1,637,339
6.00%, due 10/1/53	927,213	941,555
6.00%, due 11/1/53	118,775	120,898
6.50%, due 10/1/53	1,951,355	1,997,424
6.50%, due 11/1/53	1,247,913	1,277,368
6.50%, due 12/1/53	476,793	489,686
		10,915,845
Federal National Mortgage Association (Mortgage Pass-Through Securities) 1.2%
UMBS, 30 Year
2.50%, due 6/1/51	391,317	333,906
3.50%, due 7/1/52	745,635	678,963
4.00%, due 8/1/48	443,554	422,135

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 30 Year
4.00%, due 2/1/49	$ 248,817	$ 237,093
4.00%, due 6/1/52	868,956	818,211
4.00%, due 6/1/52	696,957	656,255
5.00%, due 11/1/52	2,885,469	2,849,019
5.00%, due 3/1/53	1,704,884	1,683,909
5.50%, due 2/1/53	437,050	438,509
5.50%, due 8/1/53	455,080	458,691
6.00%, due 8/1/53	1,004,719	1,019,143
6.00%, due 9/1/53	1,157,364	1,176,255
6.00%, due 9/1/53	4,821	4,887
6.00%, due 11/1/53	104,638	106,535
6.50%, due 10/1/53	969,599	994,601
6.50%, due 12/1/53	274,774	282,312
		12,160,424
Government National Mortgage Association (Mortgage Pass-Through Securities) 0.0% ‡
GNMA I, Single Family, 30 Year
6.50%, due 4/15/29	6	6
6.50%, due 8/15/29	3	3
		9
Total U.S. Government & Federal Agencies (Cost $23,060,634)		23,076,278
Total Long-Term Bonds (Cost $425,520,004)		407,050,898

	Shares

Common Stocks 57.5%
Aerospace & Defense 1.8%
BAE Systems plc (United Kingdom)	385,074	5,736,395
General Dynamics Corp.	14,587	3,865,409
Lockheed Martin Corp.	9,413	4,042,036
RTX Corp.	54,237	4,942,076
		18,585,916
Air Freight & Logistics 1.2%
Deutsche Post AG (Germany)	133,777	6,437,353
Hyundai Glovis Co. Ltd. (Republic of Korea) (l)	26,805	3,482,363
United Parcel Service, Inc., Class B	21,420	3,039,498
		12,959,214
Automobile Components 0.3%
Cie Generale des Etablissements Michelin SCA (France)	103,031	3,431,479
Automobiles 0.4%
Toyota Motor Corp. (Japan)	182,700	3,631,838

	Shares	Value
Common Stocks
Banks 3.8%
Bank of America Corp.	191,885	$ 6,526,009
BAWAG Group AG (Austria) (a)	65,926	3,386,057
Columbia Banking System, Inc.	155,565	3,136,190
JPMorgan Chase & Co.	48,884	8,523,414
PNC Financial Services Group, Inc. (The)	24,794	3,749,101
Regions Financial Corp.	201,427	3,760,642
Royal Bank of Canada (Canada)	33,547	3,273,980
Truist Financial Corp.	98,446	3,648,409
U.S. Bancorp	92,791	3,854,538
		39,858,340
Beverages 1.9%
Coca-Cola Co. (The)	73,663	4,382,212
Coca-Cola Europacific Partners plc (United Kingdom)	164,745	11,350,930
PepsiCo, Inc.	24,913	4,198,588
		19,931,730
Biotechnology 0.8%
AbbVie, Inc.	49,718	8,173,639
Capital Markets 1.0%
BlackRock, Inc.	4,266	3,303,206
Lazard, Inc.	111,594	4,349,934
Schroders plc (United Kingdom)	615,777	3,143,767
		10,796,907
Chemicals 2.1%
Air Products and Chemicals, Inc.	15,114	3,864,801
Dow, Inc.	72,982	3,911,835
Linde plc	16,360	6,623,019
LyondellBasell Industries NV, Class A	44,598	4,197,564
Nutrien Ltd. (Canada)	67,164	3,349,468
		21,946,687
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc. (l)	10	55
Communications Equipment 1.0%
Cisco Systems, Inc.	200,687	10,070,474
Construction & Engineering 0.4%
Vinci SA (France)	28,660	3,625,944
Consumer Staples Distribution & Retail 0.8%
Walmart, Inc.	49,461	8,173,430

	Shares	Value
Common Stocks
Diversified Telecommunication Services 2.7%
AT&T, Inc.	213,483	$ 3,776,514
BCE, Inc. (Canada)	82,805	3,341,271
Deutsche Telekom AG (Registered) (Germany)	383,868	9,435,506
Orange SA (France)	366,481	4,356,643
TELUS Corp. (Canada)	176,407	3,159,567
Verizon Communications, Inc.	92,786	3,929,487
		27,998,988
Electric Utilities 2.2%
American Electric Power Co., Inc.	63,591	4,969,001
Duke Energy Corp.	34,039	3,261,957
Entergy Corp.	34,234	3,415,184
Evergy, Inc.	60,628	3,078,084
NextEra Energy, Inc.	84,832	4,973,700
Pinnacle West Capital Corp.	47,781	3,292,111
		22,990,037
Electrical Equipment 1.1%
Eaton Corp. plc	27,216	6,697,313
Emerson Electric Co.	46,770	4,290,212
		10,987,525
Food Products 1.1%
Mondelez International, Inc., Class A	56,573	4,258,250
Nestle SA (Registered)	35,558	4,054,273
Orkla ASA (Norway)	432,207	3,385,440
		11,697,963
Gas Utilities 0.4%
Snam SpA (Italy)	944,165	4,607,190
Health Care Equipment & Supplies 0.6%
Medtronic plc	74,717	6,540,726
Health Care Providers & Services 1.0%
CVS Health Corp.	45,165	3,358,921
UnitedHealth Group, Inc.	14,618	7,480,615
		10,839,536
Hotels, Restaurants & Leisure 1.9%
McDonald's Corp.	15,738	4,606,827
Restaurant Brands International, Inc. (Canada) (e)	123,510	9,643,661
Vail Resorts, Inc.	23,783	5,279,826
		19,530,314
Household Durables 0.3%
Garmin Ltd.	28,254	3,376,071

	Shares	Value
Common Stocks
Industrial Conglomerates 0.9%
Honeywell International, Inc.	15,322	$ 3,099,028
Siemens AG (Registered) (Germany)	34,109	6,146,358
		9,245,386
Insurance 2.9%
Allianz SE (Registered) (Germany)	14,203	3,802,949
AXA SA (France)	138,124	4,650,151
Manulife Financial Corp. (Canada)	296,135	6,546,270
MetLife, Inc.	101,555	7,039,793
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Germany)	9,742	4,148,071
Travelers Cos., Inc. (The)	16,706	3,530,980
		29,718,214
IT Services 1.3%
International Business Machines Corp.	73,906	13,573,576
Leisure Products 0.3%
Hasbro, Inc.	67,624	3,310,195
Machinery 0.7%
Cummins, Inc.	29,239	6,996,893
Media 0.9%
Comcast Corp., Class A	106,809	4,970,891
Omnicom Group, Inc.	48,402	4,374,573
		9,345,464
Multi-Utilities 0.7%
NiSource, Inc.	138,269	3,590,846
WEC Energy Group, Inc.	39,338	3,176,937
		6,767,783
Oil, Gas & Consumable Fuels 2.1%
Chevron Corp.	22,594	3,331,033
Enterprise Products Partners LP	109,410	2,927,812
MPLX LP	80,999	3,122,511
TotalEnergies SE (France)	139,075	9,057,681
Williams Cos., Inc. (The)	90,666	3,142,484
		21,581,521
Personal Care Products 0.3%
Unilever plc (United Kingdom)	61,433	2,991,008
Pharmaceuticals 5.8%
Astellas Pharma, Inc. (Japan)	331,400	3,876,477
AstraZeneca plc, Sponsored ADR (United Kingdom)	131,209	8,743,768
Bristol-Myers Squibb Co.	60,363	2,949,940
Eli Lilly & Co.	12,170	7,857,074

	Shares	Value
Common Stocks
Pharmaceuticals
GSK plc	169,692	$ 3,360,570
Johnson & Johnson	25,756	4,092,628
Merck & Co., Inc.	54,054	6,528,642
Novartis AG (Registered) (Switzerland)	84,367	8,737,807
Pfizer, Inc.	110,146	2,982,754
Roche Holding AG	11,045	3,155,752
Sanofi SA	81,048	8,138,157
		60,423,569
Professional Services 0.4%
Paychex, Inc.	31,941	3,888,178
Retail REITs 0.4%
Realty Income Corp.	76,251	4,147,292
Semiconductors & Semiconductor Equipment 4.8%
Analog Devices, Inc.	57,854	11,128,795
Broadcom, Inc.	12,228	14,429,040
KLA Corp.	16,619	9,872,351
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Taiwan)	74,436	8,408,291
Texas Instruments, Inc.	38,802	6,212,976
		50,051,453
Software 1.4%
Microsoft Corp.	37,407	14,872,275
Specialized REITs 1.2%
Iron Mountain, Inc.	124,316	8,393,816
VICI Properties, Inc.	133,604	4,024,153
		12,417,969
Specialty Retail 0.8%
Best Buy Co., Inc.	43,484	3,152,155
Home Depot, Inc. (The)	13,619	4,806,962
		7,959,117
Technology Hardware, Storage & Peripherals 2.8%
Apple, Inc.	50,247	9,265,547
Dell Technologies, Inc., Class C	64,104	5,312,940
Hewlett Packard Enterprise Co.	201,398	3,079,375
NetApp, Inc.	57,092	4,978,422
Samsung Electronics Co. Ltd., GDR (Republic of Korea)	4,455	6,080,280
		28,716,564
Tobacco 1.5%
British American Tobacco plc (United Kingdom)	145,163	4,286,566
Imperial Brands plc (United Kingdom)	187,757	4,504,939

	Shares	Value
Common Stocks
Tobacco
Philip Morris International, Inc.	75,085	$ 6,821,472
		15,612,977
Trading Companies & Distributors 0.8%
MSC Industrial Direct Co., Inc., Class A	81,856	8,077,550
Wireless Telecommunication Services 0.7%
Rogers Communications, Inc., Class B (Canada)	78,934	3,687,050
SK Telecom Co. Ltd. (Republic of Korea)	96,235	3,605,119
		7,292,169
Total Common Stocks (Cost $448,070,179)		596,743,156
Short-Term Investments 2.0%
Affiliated Investment Company 1.9%
MainStay U.S. Government Liquidity Fund, 5.25% (m)	20,449,933	20,449,933
Unaffiliated Investment Company 0.1%
Invesco Government & Agency Portfolio, 5.315% (m)(n)	843,371	843,371
Total Short-Term Investments (Cost $21,293,304)		21,293,304
Total Investments (Cost $894,883,487)	98.7%	1,025,087,358
Other Assets, Less Liabilities	1.3	13,320,863
Net Assets	100.0%	$ 1,038,408,221

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of January 31, 2024.
(c)	Fixed to floating rate—Rate shown was the rate in effect as of January 31, 2024.
(d)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	All or a portion of this security was held on loan. As of January 31, 2024, the aggregate market value of securities on loan was $822,877. The Fund received cash collateral with a value of $843,371.
(f)	Step coupon—Rate shown was the rate in effect as of January 31, 2024.
(g)	Illiquid security—As of January 31, 2024, the total market value deemed illiquid under procedures approved by the Board of Trustees was $577,375, which represented 0.1% of the Fund’s net assets.
(h)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.

(i)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of January 31, 2024.
(j)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of January 31, 2024.
(k)	Delayed delivery security.
(l)	Non-income producing security.
(m)	Current yield as of January 31, 2024.
(n)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 1,560	$ 79,288	$ (60,398)	$ —	$ —	$ 20,450	$ 191	$ —	20,450
Foreign Currency Forward Contracts
As of January 31, 2024, the Fund held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	23,293,000	USD	14,821,923	JPMorgan Chase Bank N.A.	2/1/24	$ 459,450
JPY	6,863,607,000	USD	46,098,298	JPMorgan Chase Bank N.A.	2/1/24	535,803
JPY	6,863,607,000	USD	47,275,230	JPMorgan Chase Bank N.A.	5/2/24	19,187
USD	15,368,540	AUD	23,293,000	JPMorgan Chase Bank N.A.	2/1/24	87,167
USD	5,865,180	EUR	5,385,336	JPMorgan Chase Bank N.A.	5/2/24	22,866
USD	45,819	GBP	36,000	JPMorgan Chase Bank N.A.	5/2/24	168
Total Unrealized Appreciation						1,124,641
AUD	23,293,000	USD	15,414,658	JPMorgan Chase Bank N.A.	5/2/24	(89,378)
EUR	5,385,336	USD	5,842,012	JPMorgan Chase Bank N.A.	2/1/24	(22,080)
GBP	36,000	USD	45,798	JPMorgan Chase Bank N.A.	2/1/24	(175)
USD	5,737,752	EUR	5,385,336	JPMorgan Chase Bank N.A.	2/1/24	(82,180)
USD	43,745	GBP	36,000	JPMorgan Chase Bank N.A.	2/1/24	(1,878)
USD	46,607,184	JPY	6,863,607,000	JPMorgan Chase Bank N.A.	2/1/24	(26,917)
Total Unrealized Depreciation						(222,608)
Net Unrealized Appreciation						$ 902,033

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Fund would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
Futures Contracts
As of January 31, 2024, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
E-Mini Energy Select Sector Index	152	March 2024	$ 12,990,958	$ 13,330,400	$ 339,442
E-Mini Financial Select Sector Index	143	March 2024	16,822,433	17,163,575	341,142
E-Mini Utilities Select Sector Index	170	March 2024	10,930,351	10,567,200	(363,151)
S&P 500 E-Mini Index	200	March 2024	46,406,900	48,705,000	2,298,100

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
S&P Midcap 400 E-Mini Index	20	March 2024	$ 5,298,840	$ 5,486,600	$ 187,760
U.S. Treasury 5 Year Notes	191	March 2024	20,574,343	20,702,609	128,266
U.S. Treasury 10 Year Notes	174	March 2024	19,453,342	19,545,094	91,752
U.S. Treasury 10 Year Ultra Bonds	57	March 2024	6,458,013	6,661,875	203,862
U.S. Treasury Long Bonds	242	March 2024	27,978,271	29,607,188	1,628,917
U.S. Treasury Ultra Bonds	170	March 2024	20,870,013	21,967,188	1,097,175
Yen Denominated Nikkei 225 Index	600	March 2024	67,984,310	73,124,745	5,140,435
Total Long Contracts					11,093,700
Short Contracts
Euro STOXX 50 Index	(810)	March 2024	(39,909,276)	(40,835,871)	(926,595)
FTSE 100 Index	(151)	March 2024	(14,486,573)	(14,599,030)	(112,457)
S&P E-Mini Commercial Service Equity Index	(180)	March 2024	(16,699,140)	(17,959,500)	(1,260,360)
Total Short Contracts					(2,299,412)
Net Unrealized Appreciation					$ 8,794,288

1.	As of January 31, 2024, cash in the amount of $15,601,855 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2024.
Abbreviation(s):
ADR—American Depositary Receipt
AUD—Australia Dollar
EUR—Euro
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
FTSE—Financial Times Stock Exchange
GBP—British Pound Sterling
GDR—Global Depositary Receipt
GNMA—Government National Mortgage Association
JPY—Japanese Yen
REIT—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
STACR—Structured Agency Credit Risk
UMBS—Uniform Mortgage Backed Securities
USD—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of January 31, 2024, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 30,434,405	$ —	$ 30,434,405
Corporate Bonds	—	164,696,461	—	164,696,461
Foreign Government Bonds	—	3,367,654	—	3,367,654
Loan Assignments	—	1,179,474	—	1,179,474
Mortgage-Backed Securities	—	183,027,993	—	183,027,993
Municipal Bond	—	1,268,633	—	1,268,633
U.S. Government & Federal Agencies	—	23,076,278	—	23,076,278
Total Long-Term Bonds	—	407,050,898	—	407,050,898
Common Stocks
Aerospace & Defense	12,849,521	5,736,395	—	18,585,916
Air Freight & Logistics	3,039,498	9,919,716	—	12,959,214
Automobile Components	—	3,431,479	—	3,431,479
Automobiles	—	3,631,838	—	3,631,838
Banks	36,472,283	3,386,057	—	39,858,340
Capital Markets	7,653,140	3,143,767	—	10,796,907
Construction & Engineering	—	3,625,944	—	3,625,944
Diversified Telecommunication Services	14,206,839	13,792,149	—	27,998,988
Food Products	4,258,250	7,439,713	—	11,697,963
Gas Utilities	—	4,607,190	—	4,607,190
Industrial Conglomerates	3,099,028	6,146,358	—	9,245,386
Insurance	17,117,043	12,601,171	—	29,718,214
Oil, Gas & Consumable Fuels	12,523,840	9,057,681	—	21,581,521
Personal Care Products	—	2,991,008	—	2,991,008
Pharmaceuticals	33,154,806	27,268,763	—	60,423,569
Technology Hardware, Storage & Peripherals	22,636,284	6,080,280	—	28,716,564
Tobacco	6,821,472	8,791,505	—	15,612,977
Wireless Telecommunication Services	3,687,050	3,605,119	—	7,292,169
All Other Industries	283,967,969	—	—	283,967,969
Total Common Stocks	461,487,023	135,256,133	—	596,743,156
Short-Term Investments
Affiliated Investment Company	20,449,933	—	—	20,449,933
Unaffiliated Investment Company	843,371	—	—	843,371
Total Short-Term Investments	21,293,304	—	—	21,293,304
Total Investments in Securities	482,780,327	542,307,031	—	1,025,087,358
Other Financial Instruments (b)
Foreign Currency Forward Contracts	—	1,124,641	—	1,124,641
Futures Contracts	11,456,851	—	—	11,456,851
Total Other Financial Instruments	11,456,851	1,124,641	—	12,581,492
Total Investments in Securities and Other Financial Instruments	$ 494,237,178	$ 543,431,672	$ —	$ 1,037,668,850
Liability Valuation Inputs
Other Financial Instruments (b)
Foreign Currency Forward Contracts	$ —	$ (222,608)	$ —	$ (222,608)
Futures Contracts	(2,662,563)	—	—	(2,662,563)
Total Other Financial Instruments	$ (2,662,563)	$ (222,608)	$ —	$ (2,885,171)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay WMC Enduring Capital Fund
Portfolio of Investments January 31, 2024†^(Unaudited)
	Shares	Value
Common Stocks 97.3%
Air Freight & Logistics 4.0%
Expeditors International of Washington, Inc.	165,552	$ 20,914,184
Banks 2.6%
M&T Bank Corp.	99,052	13,679,081
Capital Markets 5.4%
Brookfield Asset Management Ltd., Class A	159,004	6,390,371
Brookfield Corp.	245,056	9,723,822
Charles Schwab Corp. (The)	197,916	12,452,875
		28,567,068
Chemicals 7.3%
Linde plc	52,717	21,341,423
Sherwin-Williams Co. (The)	56,905	17,320,744
		38,662,167
Commercial Services & Supplies 10.4%
Cintas Corp.	28,077	16,974,512
Copart, Inc. (a)	467,856	22,475,802
Waste Connections, Inc.	100,429	15,592,607
		55,042,921
Consumer Finance 2.8%
Credit Acceptance Corp. (a)(b)	27,368	14,808,004
Consumer Staples Distribution & Retail 4.0%
Costco Wholesale Corp.	29,980	20,832,502
Containers & Packaging 2.2%
Ball Corp.	213,062	11,814,288
Financial Services 4.4%
Berkshire Hathaway, Inc., Class B (a)	60,257	23,123,021
Ground Transportation 6.1%
Canadian National Railway Co.	121,509	15,073,280
Old Dominion Freight Line, Inc.	44,008	17,208,008
		32,281,288
Health Care Providers & Services 2.1%
UnitedHealth Group, Inc.	22,001	11,258,792
Household Durables 5.2%
NVR, Inc. (a)	3,912	27,678,534

	Shares	Value
Common Stocks
Insurance 9.7%
Brookfield Reinsurance Ltd.	3,730	$ 147,223
Markel Group, Inc. (a)	16,959	25,394,916
Progressive Corp. (The)	145,385	25,914,876
		51,457,015
Life Sciences Tools & Services 2.4%
Danaher Corp.	52,378	12,566,006
Machinery 11.7%
Deere & Co.	26,617	10,475,919
Fortive Corp.	162,160	12,677,669
IDEX Corp.	60,656	12,828,744
PACCAR, Inc.	259,601	26,061,344
		62,043,676
Media 1.7%
Cable One, Inc.	16,529	9,073,264
Software 8.1%
Constellation Software, Inc.	14,908	41,203,496
Lumine Group, Inc. (a)	61,645	1,437,902
		42,641,398
Specialized REITs 3.5%
American Tower Corp.	48,463	9,481,786
Public Storage	32,545	9,216,418
		18,698,204
Trading Companies & Distributors 3.7%
Watsco, Inc.	50,165	19,613,512
Total Common Stocks (Cost $376,500,052)		514,754,925

	Number of Warrants

Warrants 0.0% ‡
Software 0.0% ‡
Constellation Software, Inc.
Expires 3/31/40 (a)(c)(d)	16,496	—
Total Warrants (Cost $0)		—

	Shares	Value

Short-Term Investments 3.1%
Affiliated Investment Company 2.7%
MainStay U.S. Government Liquidity Fund, 5.25% (e)	14,568,731	$ 14,568,731
Unaffiliated Investment Company 0.4%
Invesco Government & Agency Portfolio, 5.315% (e)(f)	1,996,215	1,996,215
Total Short-Term Investments (Cost $16,564,946)		16,564,946
Total Investments (Cost $393,064,998)	100.4%	531,319,871
Other Assets, Less Liabilities	(0.4)	(2,374,528)
Net Assets	100.0%	$ 528,945,343

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of January 31, 2024, the aggregate market value of securities on loan was $1,909,977. The Fund received cash collateral with a value of $1,996,215.
(c)	Illiquid security—As of January 31, 2024, the total market value deemed illiquid under procedures approved by the Board of Trustees was $0, which represented less than one-tenth of a percent of the Fund’s net assets.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Current yield as of January 31, 2024.
(f)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 5,152	$ 17,733	$ (8,316)	$ —	$ —	$ 14,569	$ 176	$ —	14,569
Abbreviation(s):
REIT—Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of January 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 514,754,925	$ —	$ —	$ 514,754,925
Warrants	—	—	—	—
Short-Term Investments
Affiliated Investment Company	14,568,731	—	—	14,568,731
Unaffiliated Investment Company	1,996,215	—	—	1,996,215
Total Short-Term Investments	16,564,946	—	—	16,564,946
Total Investments in Securities	$ 531,319,871	$ —	$ —	$ 531,319,871

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay Convertible Fund
Portfolio of Investments January 31, 2024†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 1.1%
Corporate Bonds 1.1%
Biotechnology 0.5%
Bridgebio Pharma, Inc.
2.50%, due 3/15/27	$ 6,975,000	$ 7,808,767
Hotels, Restaurants & Leisure 0.6%
NCL Corp. Ltd.
5.375%, due 8/1/25	7,547,000	9,048,853
Total Corporate Bonds (Cost $15,135,105)		16,857,620
Total Long-Term Bonds (Cost $15,135,105)		16,857,620
Convertible Securities 92.1%
Convertible Bonds 87.0%
Automobile Components 1.2%
Patrick Industries, Inc.
1.75%, due 12/1/28	16,362,000	18,621,592
Automobiles 2.5%
Ford Motor Co.
(zero coupon), due 3/15/26	27,838,000	27,263,145
Rivian Automotive, Inc.
4.625%, due 3/15/29 (a)	10,495,000	11,227,222
		38,490,367
Beverages 1.4%
MGP Ingredients, Inc.
1.875%, due 11/15/41	19,959,000	21,356,130
Biotechnology 7.0%
Alnylam Pharmaceuticals, Inc.
1.00%, due 9/15/27	5,460,000	5,275,998
BioMarin Pharmaceutical, Inc.
1.25%, due 5/15/27 (b)	34,659,000	34,679,795
Exact Sciences Corp.
0.375%, due 3/1/28	32,004,000	28,285,135
Halozyme Therapeutics, Inc.
1.00%, due 8/15/28	17,827,000	16,211,874
Ionis Pharmaceuticals, Inc.
(zero coupon), due 4/1/26	11,988,000	12,785,202
Mirum Pharmaceuticals, Inc.
4.00%, due 5/1/29 (a)	10,000,000	11,470,000
		108,708,004
Broadline Retail 1.3%
Etsy, Inc.
0.25%, due 6/15/28	25,139,000	19,829,643

	Principal Amount	Value
Convertible Bonds
Commercial Services & Supplies 1.3%
Tetra Tech, Inc.
2.25%, due 8/15/28 (a)	$ 19,585,000	$ 20,002,160
Communications Equipment 2.8%
Infinera Corp.
2.50%, due 3/1/27	7,050,000	6,641,929
Lumentum Holdings, Inc.
0.50%, due 12/15/26	25,385,000	22,998,810
Viavi Solutions, Inc.
1.00%, due 3/1/24	14,679,000	14,623,647
		44,264,386
Consumer Staples Distribution & Retail 0.7%
Chefs' Warehouse, Inc. (The)
2.375%, due 12/15/28	11,305,000	11,263,172
Electric Utilities 3.2%
NRG Energy, Inc.
2.75%, due 6/1/48	23,454,000	31,017,915
PG&E Corp.
4.25%, due 12/1/27 (a)	18,183,000	18,592,117
		49,610,032
Electrical Equipment 0.4%
Array Technologies, Inc.
1.00%, due 12/1/28	7,636,000	6,633,775
Electronic Equipment, Instruments & Components 0.7%
Advanced Energy Industries, Inc.
2.50%, due 9/15/28 (a)	10,404,000	10,813,918
Energy Equipment & Services 1.6%
Oil States International, Inc.
4.75%, due 4/1/26	25,301,000	24,683,656
Entertainment 3.2%
Liberty Media Corp.
2.25%, due 8/15/27	13,561,000	14,335,233
3.75%, due 3/15/28 (a)	13,850,000	17,208,625
Live Nation Entertainment, Inc.
3.125%, due 1/15/29 (b)	16,065,000	17,764,285
		49,308,143
Financial Services 2.9%
Block, Inc.
0.125%, due 3/1/25	19,416,000	18,761,681

	Principal Amount	Value
Convertible Bonds
Financial Services
Euronet Worldwide, Inc.
0.75%, due 3/15/49	$ 11,900,000	$ 11,412,100
Shift4 Payments, Inc.
(zero coupon), due 12/15/25	14,428,000	15,898,213
		46,071,994
Food Products 1.0%
Post Holdings, Inc.
2.50%, due 8/15/27	14,839,000	15,477,077
Ground Transportation 1.2%
Uber Technologies, Inc.
Series 2028
0.875%, due 12/1/28 (a)	17,288,000	19,345,272
Health Care Equipment & Supplies 12.5%
CONMED Corp.
2.25%, due 6/15/27	23,095,000	22,055,725
Dexcom, Inc.
0.25%, due 11/15/25	16,375,000	17,005,437
Envista Holdings Corp.
1.75%, due 8/15/28 (a)	13,795,000	12,567,245
Haemonetics Corp.
(zero coupon), due 3/1/26	9,226,000	8,257,270
Integer Holdings Corp.
2.125%, due 2/15/28 (a)(b)	17,324,000	22,590,496
Integra LifeSciences Holdings Corp.
0.50%, due 8/15/25	8,670,000	8,175,810
Lantheus Holdings, Inc.
2.625%, due 12/15/27	23,906,000	24,862,240
Merit Medical Systems, Inc.
3.00%, due 2/1/29 (a)	23,436,000	26,388,936
NuVasive, Inc.
0.375%, due 3/15/25	8,085,000	7,617,633
Omnicell, Inc.
0.25%, due 9/15/25	9,388,000	8,625,225
Shockwave Medical, Inc.
1.00%, due 8/15/28 (a)	13,928,000	14,666,184
TransMedics Group, Inc.
1.50%, due 6/1/28 (a)	18,782,000	22,350,580
		195,162,781
Health Care Technology 0.6%
Teladoc Health, Inc.
1.25%, due 6/1/27	11,764,000	9,926,463

	Principal Amount	Value
Convertible Bonds
Hotel & Resort REITs 0.7%
Summit Hotel Properties, Inc.
1.50%, due 2/15/26	$ 12,566,000	$ 11,127,193
Hotels, Restaurants & Leisure 5.7%
Booking Holdings, Inc.
0.75%, due 5/1/25	10,000,000	18,756,000
Carnival Corp.
5.75%, due 12/1/27	10,297,000	15,697,777
Cheesecake Factory, Inc. (The)
0.375%, due 6/15/26	9,208,000	7,953,870
Expedia Group, Inc.
(zero coupon), due 2/15/26	2,822,000	2,670,522
Marriott Vacations Worldwide Corp.
(zero coupon), due 1/15/26	3,110,000	2,766,034
NCL Corp. Ltd.
6.00%, due 5/15/24	2,849,000	3,904,839
Royal Caribbean Cruises Ltd.
6.00%, due 8/15/25	3,620,000	9,468,226
Sabre GLBL, Inc.
4.00%, due 4/15/25	1,835,000	1,769,674
Vail Resorts, Inc.
(zero coupon), due 1/1/26	28,521,000	25,829,331
		88,816,273
Interactive Media & Services 2.2%
Match Group Financeco 2, Inc.
0.875%, due 6/15/26 (a)	12,450,000	11,415,405
Snap, Inc.
(zero coupon), due 5/1/27	10,018,000	8,083,524
0.125%, due 3/1/28	12,073,000	9,610,108
Ziff Davis, Inc.
1.75%, due 11/1/26	5,220,000	4,945,950
		34,054,987
IT Services 2.4%
Akamai Technologies, Inc.
0.375%, due 9/1/27	16,529,000	18,950,498
MongoDB, Inc.
0.25%, due 1/15/26	7,075,000	13,700,737
Okta, Inc.
0.125%, due 9/1/25	5,611,000	5,181,759
		37,832,994
Machinery 0.6%
Greenbrier Cos., Inc. (The)
2.875%, due 4/15/28	8,991,000	9,224,766

	Principal Amount	Value
Convertible Bonds
Media 0.6%
Liberty Broadband Corp.
3.125%, due 3/31/53 (a)	$ 9,263,000	$ 9,147,213
Oil, Gas & Consumable Fuels 3.8%
Northern Oil & Gas, Inc.
3.625%, due 4/15/29	6,400,000	7,116,800
Permian Resources Operating LLC
3.25%, due 4/1/28	6,937,000	16,089,678
Pioneer Natural Resources Co.
0.25%, due 5/15/25	14,549,000	36,154,265
		59,360,743
Passenger Airlines 2.3%
American Airlines Group, Inc.
6.50%, due 7/1/25	7,040,000	7,955,200
Southwest Airlines Co.
1.25%, due 5/1/25	27,566,000	28,399,871
		36,355,071
Pharmaceuticals 2.2%
Amphastar Pharmaceuticals, Inc.
2.00%, due 3/15/29 (a)	17,252,000	19,289,461
Pacira BioSciences, Inc.
0.75%, due 8/1/25	16,524,000	15,315,683
		34,605,144
Professional Services 0.4%
Parsons Corp.
0.25%, due 8/15/25	4,641,000	6,889,565
Real Estate Management & Development 1.2%
Zillow Group, Inc.
2.75%, due 5/15/25 (b)	16,626,000	18,227,084
Semiconductors & Semiconductor Equipment 5.7%
Enphase Energy, Inc.
(zero coupon), due 3/1/26	15,816,000	14,186,952
Impinj, Inc.
1.125%, due 5/15/27	4,665,000	5,353,088
Microchip Technology, Inc.
0.125%, due 11/15/24 (b)	33,300,000	34,944,187
ON Semiconductor Corp.
0.50%, due 3/1/29 (a)	23,069,000	22,480,740
SolarEdge Technologies, Inc.
(zero coupon), due 9/15/25	7,790,000	7,049,950

	Principal Amount	Value
Convertible Bonds
Semiconductors & Semiconductor Equipment
Wolfspeed, Inc.
0.25%, due 2/15/28	$ 8,931,000	$ 5,331,807
1.875%, due 12/1/29	1,000	578
		89,347,302
Software 12.1%
Bentley Systems, Inc.
0.125%, due 1/15/26	3,570,000	3,514,308
BILL Holdings, Inc.
(zero coupon), due 12/1/25	4,680,000	4,387,500
Datadog, Inc.
0.125%, due 6/15/25 (b)	9,636,000	13,687,938
Dropbox, Inc.
(zero coupon), due 3/1/28	11,036,000	11,587,800
Envestnet, Inc.
2.625%, due 12/1/27	14,212,000	14,140,940
InterDigital, Inc.
2.00%, due 6/1/24	4,500,000	5,807,813
Model N, Inc.
1.875%, due 3/15/28 (a)	10,589,000	9,953,660
Nice Ltd.
(zero coupon), due 9/15/25	46,000,000	44,298,000
Palo Alto Networks, Inc.
0.375%, due 6/1/25	9,385,000	31,956,586
Q2 Holdings, Inc.
0.75%, due 6/1/26	4,395,000	4,016,151
Rapid7, Inc.
1.25%, due 3/15/29 (a)	6,025,000	6,593,760
Splunk, Inc.
1.125%, due 9/15/25	16,539,000	18,432,715
Workiva, Inc.
1.25%, due 8/15/28 (a)	7,850,000	7,583,100
Zscaler, Inc.
0.125%, due 7/1/25	8,613,000	13,810,946
		189,771,217
Specialty Retail 0.7%
Burlington Stores, Inc.
1.25%, due 12/15/27 (a)	9,505,000	10,854,710
Technology Hardware, Storage & Peripherals 0.9%
Seagate HDD Cayman
3.50%, due 6/1/28 (a)	4,610,000	5,564,270

	Principal Amount	Value
Convertible Bonds
Technology Hardware, Storage & Peripherals
Western Digital Corp.
3.00%, due 11/15/28 (a)	$ 6,875,000	$ 8,934,063
		14,498,333
Total Convertible Bonds (Cost $1,315,861,902)		1,359,681,160

	Shares

Convertible Preferred Stocks 5.1%
Banks 1.8%
Bank of America Corp.
Series L
7.25% (c)	12,072	14,701,885
Wells Fargo & Co.
Series L
7.50% (c)	11,552	13,977,920
		28,679,805
Electric Utilities 1.1%
NextEra Energy, Inc.
6.926%	450,000	16,744,500
Financial Services 1.1%
Apollo Global Management, Inc.
6.75%	289,050	16,886,301
Independent Power and Renewable Electricity Producers 0.6%
AES Corp. (The)
6.875%	147,100	9,799,802
Machinery 0.5%
Chart Industries, Inc.
Series B
6.75%	163,900	8,165,498
Total Convertible Preferred Stocks (Cost $88,754,389)		80,275,906
Total Convertible Securities (Cost $1,404,616,291)		1,439,957,066
Common Stocks 1.4%
Life Sciences Tools & Services 1.1%
Danaher Corp.	73,404	17,610,354

	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels 0.3%
Kosmos Energy Ltd. (d)	731,525	$ 4,433,041
Total Common Stocks (Cost $23,439,524)		22,043,395
Short-Term Investments 8.9%
Affiliated Investment Company 5.0%
MainStay U.S. Government Liquidity Fund, 5.25% (e)(f)	78,649,363	78,649,363
Unaffiliated Investment Companies 3.9%
BlackRock Liquidity FedFund, 5.323% (f)(g)	5,000,000	5,000,000
Dreyfus Treasury Obligations Cash Management Fund, 5.351% (f)(g)	5,000,000	5,000,000
Fidelity Government Portfolio, 5.313% (f)(g)	5,000,000	5,000,000
Goldman Sachs Financial Square Government Fund, 5.316% (f)(g)	10,000,000	10,000,000
Invesco Government & Agency Portfolio, 5.315% (f)(g)	12,522,549	12,522,549
RBC U.S. Government Money Market Fund, 5.353% (f)(g)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, 5.348% (f)(g)	20,000,000	20,000,000
Wells Fargo Government Money Market Fund, 5.325% (f)(g)	2,000,000	2,000,000
		60,522,549
Total Short-Term Investments (Cost $139,171,912)		139,171,912
Total Investments (Cost $1,582,362,832)	103.5%	1,618,029,993
Other Assets, Less Liabilities	(3.5)	(55,236,485)
Net Assets	100.0%	$ 1,562,793,508

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.

(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	All or a portion of this security was held on loan. As of January 31, 2024, the aggregate market value of securities on loan was $58,991,119. The Fund received cash collateral with a value of $60,522,549.
(c)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	Non-income producing security.
(e)	As of January 31, 2024, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(f)	Current yield as of January 31, 2024.
(g)	Represents a security purchased with cash collateral received for securities on loan.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 121,939	$ 110,705	$ (153,995)	$ —	$ —	$ 78,649	$ 1,145	$ —	78,649
Abbreviation(s):
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$ —	$ 16,857,620	$ —	$ 16,857,620
Total Corporate Bonds	—	16,857,620	—	16,857,620
Convertible Securities
Convertible Bonds	—	1,359,681,160	—	1,359,681,160
Convertible Preferred Stocks	80,275,906	—	—	80,275,906
Total Convertible Securities	80,275,906	1,359,681,160	—	1,439,957,066
Common Stocks	22,043,395	—	—	22,043,395
Short-Term Investments
Affiliated Investment Company	78,649,363	—	—	78,649,363
Unaffiliated Investment Companies	60,522,549	—	—	60,522,549
Total Short-Term Investments	139,171,912	—	—	139,171,912
Total Investments in Securities	$ 241,491,213	$ 1,376,538,780	$ —	$ 1,618,029,993

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay High Yield Corporate Bond Fund
Portfolio of Investments January 31, 2024†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 93.7%
Convertible Bonds 1.4%
Energy-Alternate Sources 0.1%
NextEra Energy Partners LP (a)
(zero coupon), due 11/15/25	$ 6,750,000	$ 5,997,375
2.50%, due 6/15/26	10,500,000	9,476,250
		15,473,625
Investment Companies 0.1%
Ares Capital Corp.
4.625%, due 3/1/24	9,585,000	10,028,306
Media 0.6%
Cable One, Inc.
(zero coupon), due 3/15/26	3,500,000	3,008,250
1.125%, due 3/15/28	6,500,000	4,988,750
DISH Network Corp.
2.375%, due 3/15/24	37,079,000	36,361,522
3.375%, due 8/15/26	30,080,000	17,596,800
		61,955,322
Oil & Gas 0.4%
Gulfport Energy Operating Corp.
10.00% (10.00% Cash or 15.00% PIK), due 12/29/49 (b)(c)	4,201,000	38,079,078
Oil & Gas Services 0.2%
Forum Energy Technologies, Inc.
9.00% (6.25% Cash and 2.75% PIK), due 8/4/25 (c)	18,220,551	18,055,674
Total Convertible Bonds (Cost $118,750,324)		143,592,005
Corporate Bonds 87.0%
Advertising 1.0%
Lamar Media Corp.
3.625%, due 1/15/31	35,590,000	31,301,405
3.75%, due 2/15/28	19,000,000	17,670,000
4.00%, due 2/15/30	28,300,000	25,897,330
4.875%, due 1/15/29	10,000,000	9,677,250
Outfront Media Capital LLC (a)
5.00%, due 8/15/27	19,500,000	18,665,503
7.375%, due 2/15/31	5,000,000	5,237,850
		108,449,338
Aerospace & Defense 2.2%
F-Brasile SpA
Series XR
7.375%, due 8/15/26 (a)	23,280,000	23,018,100
Rolls-Royce plc
5.75%, due 10/15/27 (a)	7,000,000	7,003,803

	Principal Amount	Value
Corporate Bonds
Aerospace & Defense
TransDigm, Inc.
4.625%, due 1/15/29	$ 25,450,000	$ 23,797,531
4.875%, due 5/1/29	18,920,000	17,682,721
5.50%, due 11/15/27	5,550,000	5,399,643
6.25%, due 3/15/26 (a)	84,230,000	83,657,135
6.75%, due 8/15/28 (a)	30,390,000	30,887,272
6.875%, due 12/15/30 (a)	10,650,000	10,899,316
7.125%, due 12/1/31 (a)	11,560,000	12,048,711
7.50%, due 3/15/27	11,915,000	11,945,979
		226,340,211
Airlines 0.4%
American Airlines, Inc. (a)
5.50%, due 4/20/26	10,500,000	10,384,615
5.75%, due 4/20/29	11,500,000	11,293,345
Delta Air Lines, Inc.
4.50%, due 10/20/25 (a)	3,811,500	3,766,482
7.375%, due 1/15/26	7,000,000	7,247,310
Mileage Plus Holdings LLC
6.50%, due 6/20/27 (a)	13,237,000	13,256,812
		45,948,564
Auto Manufacturers 1.1%
Ford Motor Credit Co. LLC
4.389%, due 1/8/26	2,500,000	2,436,406
5.125%, due 6/16/25	9,000,000	8,921,739
5.584%, due 3/18/24	3,660,000	3,658,734
6.80%, due 5/12/28	5,000,000	5,195,547
6.95%, due 6/10/26	8,000,000	8,208,416
7.20%, due 6/10/30	5,000,000	5,316,737
General Motors Financial Co., Inc.
4.35%, due 4/9/25	5,000,000	4,949,297
5.25%, due 3/1/26	10,000,000	10,032,996
JB Poindexter & Co., Inc.
8.75%, due 12/15/31 (a)	50,440,000	51,637,950
PM General Purchaser LLC
9.50%, due 10/1/28 (a)	16,585,000	16,773,074
		117,130,896
Auto Parts & Equipment 2.1%
Adient Global Holdings Ltd. (a)
4.875%, due 8/15/26	20,725,000	20,212,972
7.00%, due 4/15/28	3,340,000	3,414,756
8.25%, due 4/15/31	5,000,000	5,280,475
IHO Verwaltungs GmbH (a)(c)
4.75% (4.75% Cash or 5.50% PIK), due 9/15/26	34,785,000	34,006,512
6.00% (6.00% Cash or 6.75% PIK), due 5/15/27	49,074,000	48,588,167
6.375% (6.375% Cash or 7.125% PIK), due 5/15/29	40,980,000	40,738,087

	Principal Amount	Value
Corporate Bonds
Auto Parts & Equipment
Real Hero Merger Sub 2, Inc.
6.25%, due 2/1/29 (a)	$ 37,125,000	$ 32,208,165
Tenneco, Inc.
8.00%, due 11/17/28 (a)	23,685,000	20,632,714
ZF North America Capital, Inc. (a)
6.875%, due 4/14/28	8,000,000	8,240,784
7.125%, due 4/14/30	9,000,000	9,494,766
		222,817,398
Building Materials 1.6%
Builders FirstSource, Inc.
6.375%, due 6/15/32 (a)	10,385,000	10,591,547
EMRLD Borrower LP
6.625%, due 12/15/30 (a)	29,000,000	29,292,030
James Hardie International Finance DAC
5.00%, due 1/15/28 (a)	33,195,000	32,157,656
Knife River Corp.
7.75%, due 5/1/31 (a)	16,630,000	17,468,136
New Enterprise Stone & Lime Co., Inc.
5.25%, due 7/15/28 (a)	9,500,000	9,127,600
PGT Innovations, Inc.
4.375%, due 10/1/29 (a)	17,000,000	17,125,769
Summit Materials LLC (a)
5.25%, due 1/15/29	17,580,000	17,025,351
6.50%, due 3/15/27	22,730,000	22,617,909
7.25%, due 1/15/31	10,500,000	10,908,731
		166,314,729
Chemicals 3.1%
ASP Unifrax Holdings, Inc. (a)
5.25%, due 9/30/28	24,160,000	16,037,408
7.50%, due 9/30/29	21,280,000	9,978,574
Avient Corp. (a)
5.75%, due 5/15/25	8,550,000	8,516,381
7.125%, due 8/1/30	13,745,000	14,098,631
Axalta Coating Systems Dutch Holding B BV
7.25%, due 2/15/31 (a)	4,000,000	4,166,400
CVR Partners LP
6.125%, due 6/15/28 (a)	6,175,000	5,819,937
GPD Cos., Inc.
10.125%, due 4/1/26 (a)	35,822,000	33,441,091
Innophos Holdings, Inc.
9.375%, due 2/15/28 (a)	30,636,000	25,964,010
Iris Holdings, Inc.
8.75% (8.75% Cash or 9.50% PIK), due 2/15/26 (a)(c)	21,105,000	17,863,910
Mativ Holdings, Inc.
6.875%, due 10/1/26 (a)	12,500,000	11,967,470

	Principal Amount	Value
Corporate Bonds
Chemicals
NOVA Chemicals Corp. (a)
4.875%, due 6/1/24	$ 4,606,000	$ 4,582,920
5.25%, due 6/1/27	23,000,000	21,388,936
8.50%, due 11/15/28	13,360,000	13,980,973
Olympus Water US Holding Corp. (a)
7.125%, due 10/1/27	7,400,000	7,426,600
9.75%, due 11/15/28	32,000,000	33,855,183
SCIH Salt Holdings, Inc. (a)
4.875%, due 5/1/28	10,000,000	9,285,800
6.625%, due 5/1/29	25,980,000	23,599,040
SCIL IV LLC
5.375%, due 11/1/26 (a)	16,000,000	15,553,413
SK Invictus Intermediate II SARL
5.00%, due 10/30/29 (a)	41,855,000	35,461,649
WR Grace Holdings LLC
7.375%, due 3/1/31 (a)	7,000,000	7,131,740
		320,120,066
Coal 0.1%
Coronado Finance Pty. Ltd.
10.75%, due 5/15/26 (a)	8,720,000	9,161,930
Commercial Services 2.2%
Alta Equipment Group, Inc.
5.625%, due 4/15/26 (a)	6,075,000	5,830,585
Gartner, Inc. (a)
3.75%, due 10/1/30	18,870,000	16,881,793
4.50%, due 7/1/28	5,000,000	4,771,586
Graham Holdings Co.
5.75%, due 6/1/26 (a)	39,695,000	39,198,812
Korn Ferry
4.625%, due 12/15/27 (a)	10,685,000	10,218,279
MPH Acquisition Holdings LLC
5.75%, due 11/1/28 (a)	5,300,000	4,217,051
NESCO Holdings II, Inc.
5.50%, due 4/15/29 (a)	36,134,000	33,871,650
Service Corp. International
3.375%, due 8/15/30	9,000,000	7,848,000
TriNet Group, Inc.
7.125%, due 8/15/31 (a)	5,000,000	5,105,617
United Rentals North America, Inc.
3.75%, due 1/15/32	4,790,000	4,206,630
3.875%, due 2/15/31	16,675,000	15,040,433
4.875%, due 1/15/28	10,700,000	10,443,058
5.25%, due 1/15/30	2,500,000	2,456,361
Wand NewCo 3, Inc.
7.625%, due 1/30/32 (a)	7,800,000	8,055,840

	Principal Amount	Value
Corporate Bonds
Commercial Services
Williams Scotsman, Inc. (a)
4.625%, due 8/15/28	$ 17,860,000	$ 16,905,830
6.125%, due 6/15/25	17,550,000	17,506,125
7.375%, due 10/1/31	11,515,000	12,061,421
WW International, Inc.
4.50%, due 4/15/29 (a)	22,935,000	10,776,239
		225,395,310
Computers 0.2%
McAfee Corp.
7.375%, due 2/15/30 (a)	18,010,000	16,320,886
Cosmetics & Personal Care 0.4%
Edgewell Personal Care Co. (a)
4.125%, due 4/1/29	22,500,000	20,279,475
5.50%, due 6/1/28	19,505,000	19,091,884
		39,371,359
Distribution & Wholesale 0.9%
Dealer Tire LLC
8.00%, due 2/1/28 (a)	20,540,000	20,348,157
G-III Apparel Group Ltd.
7.875%, due 8/15/25 (a)	23,000,000	23,061,152
H&E Equipment Services, Inc.
3.875%, due 12/15/28 (a)	7,855,000	7,132,281
Ritchie Bros Holdings, Inc. (a)
6.75%, due 3/15/28	13,290,000	13,556,730
7.75%, due 3/15/31	28,245,000	29,765,146
		93,863,466
Diversified Financial Services 2.3%
AG TTMT Escrow Issuer LLC
8.625%, due 9/30/27 (a)	29,250,000	30,365,530
Aretec Group, Inc. (a)
7.50%, due 4/1/29	18,467,000	17,189,484
10.00%, due 8/15/30	10,600,000	11,448,235
Cantor Fitzgerald LP
7.20%, due 12/12/28 (a)	5,000,000	5,167,988
Credit Acceptance Corp.
6.625%, due 3/15/26	32,875,000	32,868,228
Enact Holdings, Inc.
6.50%, due 8/15/25 (a)	25,800,000	25,742,466
Jefferies Finance LLC
5.00%, due 8/15/28 (a)	37,570,000	33,918,330
LPL Holdings, Inc. (a)
4.00%, due 3/15/29	20,810,000	19,178,891
4.375%, due 5/15/31	11,000,000	9,998,890
4.625%, due 11/15/27	15,000,000	14,443,730

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services
Osaic Holdings, Inc.
10.75%, due 8/1/27 (a)	$ 10,000,000	$ 10,241,300
PennyMac Financial Services, Inc. (a)
4.25%, due 2/15/29	10,150,000	9,201,119
5.75%, due 9/15/31	6,500,000	6,020,189
Radian Group, Inc.
4.875%, due 3/15/27	3,000,000	2,917,925
StoneX Group, Inc.
8.625%, due 6/15/25 (a)	9,196,000	9,292,742
		237,995,047
Electric 2.3%
Clearway Energy Operating LLC
4.75%, due 3/15/28 (a)	23,940,000	22,793,339
DPL, Inc.
4.125%, due 7/1/25	20,325,000	19,793,445
Keystone Power Pass-Through Holders LLC
13.00%, due 6/1/24 (a)(b)	9,396,256	6,107,566
Leeward Renewable Energy Operations LLC
4.25%, due 7/1/29 (a)	15,285,000	13,806,927
NextEra Energy Operating Partners LP (a)
3.875%, due 10/15/26	14,542,000	13,749,236
4.50%, due 9/15/27	5,000,000	4,695,183
NRG Energy, Inc.
6.625%, due 1/15/27	3,220,000	3,228,465
Pattern Energy Operations LP
4.50%, due 8/15/28 (a)	16,565,000	15,438,018
PG&E Corp.
5.00%, due 7/1/28	19,460,000	18,804,455
5.25%, due 7/1/30	13,000,000	12,413,558
Talen Energy Supply LLC
8.625%, due 6/1/30 (a)	51,045,000	54,175,080
TransAlta Corp.
7.75%, due 11/15/29	14,150,000	14,876,178
Vistra Corp. (a)(d)(e)
7.00% (5 Year Treasury Constant Maturity Rate + 5.74%), due 12/15/26	10,280,000	9,971,600
8.00% (5 Year Treasury Constant Maturity Rate + 6.93%), due 10/15/26 (b)	31,800,000	31,709,264
		241,562,314
Electrical Components & Equipment 0.1%
EnerSys
6.625%, due 1/15/32 (a)	8,800,000	8,902,270
WESCO Distribution, Inc.
7.125%, due 6/15/25 (a)	6,665,000	6,700,391
		15,602,661
Engineering & Construction 0.4%
Great Lakes Dredge & Dock Corp.
5.25%, due 6/1/29 (a)	13,428,000	11,548,529

	Principal Amount	Value
Corporate Bonds
Engineering & Construction
Railworks Holdings LP
8.25%, due 11/15/28 (a)	$ 9,425,000	$ 9,397,982
TopBuild Corp.
4.125%, due 2/15/32 (a)	5,000,000	4,369,050
Weekley Homes LLC
4.875%, due 9/15/28 (a)	21,580,000	20,112,906
		45,428,467
Entertainment 3.6%
Affinity Interactive
6.875%, due 12/15/27 (a)	13,590,000	12,298,222
Boyne USA, Inc.
4.75%, due 5/15/29 (a)	12,975,000	11,885,020
Caesars Entertainment, Inc. (a)
6.50%, due 2/15/32	14,025,000	14,180,133
7.00%, due 2/15/30	19,750,000	20,296,068
CCM Merger, Inc.
6.375%, due 5/1/26 (a)	5,000,000	4,937,903
Churchill Downs, Inc. (a)
4.75%, due 1/15/28	53,025,000	50,502,935
5.50%, due 4/1/27	39,174,000	38,700,081
5.75%, due 4/1/30	20,000,000	19,348,593
6.75%, due 5/1/31	12,800,000	12,945,600
International Game Technology plc
6.25%, due 1/15/27 (a)	25,700,000	25,851,910
Jacobs Entertainment, Inc. (a)
6.75%, due 2/15/29	25,354,000	24,056,382
6.75%, due 2/15/29	8,775,000	8,096,341
Light & Wonder International, Inc.
7.50%, due 9/1/31 (a)	17,500,000	18,209,660
Live Nation Entertainment, Inc.
6.50%, due 5/15/27 (a)	41,280,000	41,703,904
Merlin Entertainments Group US Holdings, Inc.
7.375%, due 2/15/31 (a)	11,750,000	11,765,962
Merlin Entertainments Ltd.
5.75%, due 6/15/26 (a)	35,100,000	34,661,250
Midwest Gaming Borrower LLC
4.875%, due 5/1/29 (a)	5,000,000	4,612,757
Motion Bondco DAC
6.625%, due 11/15/27 (a)	16,500,000	15,769,067
Vail Resorts, Inc.
6.25%, due 5/15/25 (a)	10,095,000	10,109,587
		379,931,375
Food 1.1%
B&G Foods, Inc.
5.25%, due 4/1/25	9,036,000	8,880,058
8.00%, due 9/15/28 (a)	14,390,000	14,999,992

	Principal Amount	Value
Corporate Bonds
Food
Chobani LLC
7.625%, due 7/1/29 (a)	$ 19,250,000	$ 19,489,902
Kraft Heinz Foods Co.
6.50%, due 2/9/40	2,500,000	2,763,502
Land O'Lakes Capital Trust I
7.45%, due 3/15/28 (a)	18,956,000	18,295,194
Nathan's Famous, Inc.
6.625%, due 11/1/25 (a)	1,602,000	1,593,990
Simmons Foods, Inc.
4.625%, due 3/1/29 (a)	35,535,000	30,552,005
United Natural Foods, Inc.
6.75%, due 10/15/28 (a)	26,018,000	21,855,120
		118,429,763
Forest Products & Paper 1.2%
Mercer International, Inc.
5.125%, due 2/1/29	60,145,000	51,635,818
5.50%, due 1/15/26	18,500,000	17,824,584
12.875%, due 10/1/28 (a)	16,750,000	17,965,681
Smurfit Kappa Treasury Funding DAC
7.50%, due 11/20/25	36,120,000	37,265,029
		124,691,112
Gas 0.3%
AmeriGas Partners LP
5.75%, due 5/20/27	11,060,000	10,579,415
5.875%, due 8/20/26	24,075,000	23,332,857
		33,912,272
Hand & Machine Tools 0.4%
Regal Rexnord Corp. (a)
6.05%, due 2/15/26	7,250,000	7,327,166
6.05%, due 4/15/28	7,000,000	7,102,534
6.30%, due 2/15/30	5,000,000	5,139,448
6.40%, due 4/15/33	3,750,000	3,897,105
Werner FinCo. LP (a)
11.50%, due 6/15/28	5,500,000	5,788,750
14.50% (8.75% Cash and 5.75% PIK), due 10/15/28 (b)(c)	13,254,767	11,401,117
		40,656,120
Healthcare-Products 1.5%
Bausch & Lomb Escrow Corp.
8.375%, due 10/1/28 (a)	32,540,000	33,762,528
Garden Spinco Corp.
8.625%, due 7/20/30 (a)	16,600,000	17,762,000
Hologic, Inc. (a)
3.25%, due 2/15/29	39,100,000	35,158,212
4.625%, due 2/1/28	10,205,000	9,847,762

	Principal Amount	Value
Corporate Bonds
Healthcare-Products
Teleflex, Inc.
4.25%, due 6/1/28 (a)	$ 43,155,000	$ 40,939,854
4.625%, due 11/15/27	3,525,000	3,419,708
Varex Imaging Corp.
7.875%, due 10/15/27 (a)	21,202,000	21,543,564
		162,433,628
Healthcare-Services 4.5%
Acadia Healthcare Co., Inc. (a)
5.00%, due 4/15/29	10,000,000	9,537,500
5.50%, due 7/1/28	10,840,000	10,597,100
Catalent Pharma Solutions, Inc. (a)
3.125%, due 2/15/29	23,500,000	20,662,493
3.50%, due 4/1/30	9,500,000	8,348,695
5.00%, due 7/15/27	13,395,000	12,887,504
CHS/Community Health Systems, Inc.
5.25%, due 5/15/30 (a)	10,500,000	8,693,194
DaVita, Inc. (a)
3.75%, due 2/15/31	18,035,000	14,867,848
4.625%, due 6/1/30	15,790,000	13,970,575
Encompass Health Corp.
4.50%, due 2/1/28	25,720,000	24,567,705
4.625%, due 4/1/31	8,200,000	7,533,567
4.75%, due 2/1/30	24,390,000	22,874,546
Fortrea Holdings, Inc.
7.50%, due 7/1/30 (a)	6,525,000	6,631,488
HCA, Inc.
5.375%, due 2/1/25	26,525,000	26,500,582
5.875%, due 2/15/26	20,750,000	20,946,278
7.50%, due 11/6/33	44,975,000	50,710,053
7.58%, due 9/15/25	11,020,000	11,365,772
7.69%, due 6/15/25	31,650,000	32,449,623
IQVIA, Inc. (a)
5.00%, due 10/15/26	29,113,000	28,472,645
5.00%, due 5/15/27	5,000,000	4,886,674
6.50%, due 5/15/30	10,750,000	10,965,753
LifePoint Health, Inc. (a)
5.375%, due 1/15/29	17,978,000	14,213,836
11.00%, due 10/15/30	19,900,000	21,175,059
ModivCare Escrow Issuer, Inc.
5.00%, due 10/1/29 (a)	7,500,000	6,084,825
ModivCare, Inc.
5.875%, due 11/15/25 (a)	7,000,000	6,912,990
Molina Healthcare, Inc. (a)
3.875%, due 11/15/30	2,500,000	2,191,331
4.375%, due 6/15/28	5,000,000	4,686,889
RegionalCare Hospital Partners Holdings, Inc.
9.75%, due 12/1/26 (a)	49,930,000	49,843,217

	Principal Amount	Value
Corporate Bonds
Healthcare-Services
Tenet Healthcare Corp.
6.125%, due 6/15/30	$ 10,100,000	$ 10,096,236
6.75%, due 5/15/31 (a)	10,000,000	10,228,375
		472,902,353
Holding Companies-Diversified 1.0%
Benteler International AG
10.50%, due 5/15/28 (a)	42,015,000	44,838,065
Stena International SA (a)
6.125%, due 2/1/25	34,995,000	34,995,000
7.25%, due 1/15/31	26,035,000	26,050,882
		105,883,947
Home Builders 2.0%
Adams Homes, Inc.
7.50%, due 2/15/25 (a)	7,527,000	7,476,949
Brookfield Residential Properties, Inc.
6.25%, due 9/15/27 (a)	17,360,000	16,851,839
Century Communities, Inc.
3.875%, due 8/15/29 (a)	15,245,000	13,716,724
6.75%, due 6/1/27	26,205,000	26,399,991
Installed Building Products, Inc.
5.75%, due 2/1/28 (a)	25,430,000	24,921,400
M/I Homes, Inc.
3.95%, due 2/15/30	5,000,000	4,437,500
4.95%, due 2/1/28	7,500,000	7,209,900
Meritage Homes Corp.
3.875%, due 4/15/29 (a)	14,700,000	13,539,141
5.125%, due 6/6/27	8,515,000	8,346,044
Shea Homes LP
4.75%, due 2/15/28	26,925,000	25,564,646
4.75%, due 4/1/29	7,875,000	7,386,353
STL Holding Co. LLC (a)
7.50%, due 2/15/26	12,000,000	12,204,120
8.75%, due 2/15/29	8,135,000	8,274,109
Winnebago Industries, Inc.
6.25%, due 7/15/28 (a)	30,155,000	29,654,364
		205,983,080
Household Products & Wares 0.3%
Central Garden & Pet Co.
4.125%, due 10/15/30	15,620,000	14,005,885
4.125%, due 4/30/31 (a)	14,875,000	13,142,487
		27,148,372
Housewares 0.5%
Scotts Miracle-Gro Co. (The)
4.00%, due 4/1/31	25,455,000	21,289,342

	Principal Amount	Value
Corporate Bonds
Housewares
Scotts Miracle-Gro Co. (The)
4.375%, due 2/1/32	$ 12,430,000	$ 10,348,900
4.50%, due 10/15/29	26,000,000	23,007,417
		54,645,659
Insurance 1.0%
BroadStreet Partners, Inc.
5.875%, due 4/15/29 (a)	11,800,000	11,189,183
Fairfax Financial Holdings Ltd.
8.30%, due 4/15/26	5,435,000	5,735,252
Fidelity & Guaranty Life Holdings, Inc.
5.50%, due 5/1/25 (a)	14,850,000	14,725,943
HUB International Ltd. (a)
7.25%, due 6/15/30	8,535,000	8,779,673
7.375%, due 1/31/32	8,000,000	8,192,766
MGIC Investment Corp.
5.25%, due 8/15/28	25,957,000	25,281,664
NMI Holdings, Inc.
7.375%, due 6/1/25 (a)	18,000,000	18,180,000
USI, Inc.
7.50%, due 1/15/32 (a)	11,000,000	11,151,250
		103,235,731
Internet 1.4%
Cars.com, Inc.
6.375%, due 11/1/28 (a)	22,300,000	21,771,936
Gen Digital, Inc. (a)
6.75%, due 9/30/27	10,000,000	10,151,740
7.125%, due 9/30/30	8,000,000	8,299,112
Netflix, Inc.
5.75%, due 3/1/24	10,461,000	10,460,573
5.875%, due 11/15/28	28,450,000	29,918,048
Uber Technologies, Inc. (a)
6.25%, due 1/15/28	4,125,000	4,148,100
7.50%, due 9/15/27	23,710,000	24,224,792
VeriSign, Inc.
4.75%, due 7/15/27	17,744,000	17,605,651
5.25%, due 4/1/25	21,041,000	21,041,190
		147,621,142
Investment Companies 0.6%
Compass Group Diversified Holdings LLC (a)
5.00%, due 1/15/32	7,100,000	6,387,326
5.25%, due 4/15/29	31,500,000	29,995,239
Icahn Enterprises LP
5.25%, due 5/15/27	13,130,000	11,810,435
6.25%, due 5/15/26	12,770,000	12,235,008
		60,428,008

	Principal Amount	Value
Corporate Bonds
Iron & Steel 1.5%
Allegheny Ludlum LLC
6.95%, due 12/15/25	$ 22,688,000	$ 23,033,787
Big River Steel LLC
6.625%, due 1/31/29 (a)	34,687,000	35,166,374
Mineral Resources Ltd. (a)
8.00%, due 11/1/27	5,000,000	5,113,317
8.125%, due 5/1/27	53,640,000	54,176,400
8.50%, due 5/1/30	11,879,000	12,221,227
9.25%, due 10/1/28	24,835,000	26,231,969
		155,943,074
Leisure Time 2.2%
Carnival Corp. (a)
4.00%, due 8/1/28	28,000,000	25,900,339
5.75%, due 3/1/27	54,945,000	54,131,930
6.00%, due 5/1/29	30,500,000	29,541,602
7.00%, due 8/15/29	7,000,000	7,279,461
7.625%, due 3/1/26	9,110,000	9,253,747
9.875%, due 8/1/27	31,843,000	33,415,407
Carnival Holdings Bermuda Ltd.
10.375%, due 5/1/28 (a)	20,500,000	22,426,183
Royal Caribbean Cruises Ltd. (a)
5.375%, due 7/15/27	8,895,000	8,752,783
5.50%, due 4/1/28	20,000,000	19,745,488
7.25%, due 1/15/30	18,215,000	18,983,855
9.25%, due 1/15/29	5,000,000	5,370,620
		234,801,415
Lodging 1.7%
Boyd Gaming Corp.
4.75%, due 12/1/27	39,340,000	38,002,440
4.75%, due 6/15/31 (a)	47,500,000	43,634,881
Hilton Domestic Operating Co., Inc.
4.00%, due 5/1/31 (a)	38,340,000	34,460,257
4.875%, due 1/15/30	39,460,000	38,032,286
5.375%, due 5/1/25 (a)	5,000,000	4,981,197
5.75%, due 5/1/28 (a)	12,500,000	12,515,237
Station Casinos LLC
4.50%, due 2/15/28 (a)	5,000,000	4,700,131
		176,326,429
Machinery—Construction & Mining 0.3%
Terex Corp.
5.00%, due 5/15/29 (a)	9,000,000	8,505,016
Vertiv Group Corp.
4.125%, due 11/15/28 (a)	27,920,000	25,908,213
		34,413,229

	Principal Amount	Value
Corporate Bonds
Machinery-Diversified 0.7%
Briggs & Stratton Corp. Escrow Claim Shares
6.875%, due 12/15/20 (f)(g)(h)	$ 9,200,000	$ —
Chart Industries, Inc.
7.50%, due 1/1/30 (a)	12,000,000	12,318,225
Maxim Crane Works Holdings Capital LLC
11.50%, due 9/1/28 (a)	14,700,000	15,361,500
TK Elevator Holdco GmbH
7.625%, due 7/15/28 (a)	14,476,000	14,354,501
TK Elevator U.S. Newco, Inc.
5.25%, due 7/15/27 (a)	35,910,000	34,624,907
		76,659,133
Media 6.0%
Block Communications, Inc.
4.875%, due 3/1/28 (a)	16,000,000	14,375,840
Cable One, Inc.
4.00%, due 11/15/30 (a)	27,500,000	22,137,500
CCO Holdings LLC
4.25%, due 2/1/31 (a)	36,815,000	31,128,784
4.25%, due 1/15/34 (a)	28,050,000	22,302,625
4.50%, due 8/15/30 (a)	40,430,000	35,160,361
4.50%, due 5/1/32	47,500,000	39,627,342
4.50%, due 6/1/33 (a)	13,500,000	11,072,649
4.75%, due 3/1/30 (a)	31,835,000	28,288,814
5.00%, due 2/1/28 (a)	24,000,000	22,556,031
5.125%, due 5/1/27 (a)	41,225,000	39,762,179
5.375%, due 6/1/29 (a)	13,495,000	12,547,439
CSC Holdings LLC (a)
5.50%, due 4/15/27	5,000,000	4,492,422
5.75%, due 1/15/30	23,000,000	12,173,670
6.50%, due 2/1/29	14,230,000	12,096,402
7.50%, due 4/1/28	8,900,000	5,924,531
11.25%, due 5/15/28	15,585,000	15,791,906
11.75%, due 1/31/29	16,000,000	16,251,684
DIRECTV Financing LLC (a)
5.875%, due 8/15/27	41,000,000	38,978,319
8.875%, due 2/1/30	11,530,000	11,761,241
LCPR Senior Secured Financing DAC (a)
5.125%, due 7/15/29	19,150,000	16,853,149
6.75%, due 10/15/27	56,337,000	54,267,272
News Corp. (a)
3.875%, due 5/15/29	43,330,000	39,831,102
5.125%, due 2/15/32	13,610,000	12,789,497
Scripps Escrow II, Inc.
3.875%, due 1/15/29 (a)	6,765,000	5,817,900
Sirius XM Radio, Inc. (a)
5.00%, due 8/1/27	7,425,000	7,137,133
5.50%, due 7/1/29	11,590,000	11,010,500

	Principal Amount	Value
Corporate Bonds
Media
Sterling Entertainment Enterprises LLC
10.25%, due 1/15/25 (b)(f)(h)	$ 20,000,000	$ 18,484,000
Videotron Ltd.
5.375%, due 6/15/24 (a)	12,850,000	12,811,450
Virgin Media Finance plc
5.00%, due 7/15/30 (a)	25,000,000	22,327,743
Virgin Media Secured Finance plc
5.50%, due 5/15/29 (a)	6,000,000	5,770,844
VZ Secured Financing BV
5.00%, due 1/15/32 (a)	14,320,000	12,518,412
Ziggo BV
4.875%, due 1/15/30 (a)	10,500,000	9,388,144
		625,436,885
Metal Fabricate & Hardware 0.3%
Advanced Drainage Systems, Inc. (a)
5.00%, due 9/30/27	18,315,000	17,638,067
6.375%, due 6/15/30	12,615,000	12,719,452
		30,357,519
Mining 1.6%
Century Aluminum Co.
7.50%, due 4/1/28 (a)	37,330,000	36,042,466
Compass Minerals International, Inc.
6.75%, due 12/1/27 (a)	31,535,000	31,103,601
Constellium SE
3.75%, due 4/15/29 (a)	10,000,000	8,986,557
Eldorado Gold Corp.
6.25%, due 9/1/29 (a)	15,647,000	14,923,083
First Quantum Minerals Ltd. (a)
6.875%, due 10/15/27	22,250,000	20,147,153
7.50%, due 4/1/25	12,160,000	12,008,851
8.625%, due 6/1/31	8,500,000	7,883,750
IAMGOLD Corp.
5.75%, due 10/15/28 (a)	39,275,000	34,562,000
Novelis Corp.
4.75%, due 1/30/30 (a)	4,000,000	3,709,983
		169,367,444
Miscellaneous—Manufacturing 1.0%
Amsted Industries, Inc.
5.625%, due 7/1/27 (a)	24,395,000	24,062,252
Calderys Financing LLC
11.25%, due 6/1/28 (a)	10,730,000	11,405,165
EnPro, Inc.
5.75%, due 10/15/26	26,809,000	26,588,094
Gates Global LLC
6.25%, due 1/15/26 (a)	9,250,000	9,250,925

	Principal Amount	Value
Corporate Bonds
Miscellaneous—Manufacturing
Hillenbrand, Inc.
5.75%, due 6/15/25	$ 7,000,000	$ 6,964,445
LSB Industries, Inc.
6.25%, due 10/15/28 (a)	18,955,000	17,999,543
Trinity Industries, Inc.
7.75%, due 7/15/28 (a)	12,725,000	13,217,841
		109,488,265
Office Furnishings 0.2%
Interface, Inc.
5.50%, due 12/1/28 (a)	16,952,000	15,864,360
Oil & Gas 7.1%
Ascent Resources Utica Holdings LLC (a)
7.00%, due 11/1/26	14,500,000	14,491,512
9.00%, due 11/1/27	11,295,000	14,316,412
California Resources Corp.
7.125%, due 2/1/26 (a)	10,000,000	10,115,142
Chevron USA, Inc.
3.85%, due 1/15/28	5,560,000	5,493,463
Civitas Resources, Inc.
5.00%, due 10/15/26 (a)	5,500,000	5,356,701
Comstock Resources, Inc.
6.75%, due 3/1/29 (a)	16,745,000	15,376,080
Diamond Foreign Asset Co.
8.50%, due 10/1/30 (a)	24,535,000	25,218,889
Encino Acquisition Partners Holdings LLC
8.50%, due 5/1/28 (a)	41,705,000	41,392,212
Gulfport Energy Corp.
8.00%, due 5/17/26	1,457,518	1,464,806
8.00%, due 5/17/26 (a)	30,637,302	30,790,489
HF Sinclair Corp. (a)
5.00%, due 2/1/28	9,870,000	9,579,018
6.375%, due 4/15/27	10,625,000	10,669,377
Hilcorp Energy I LP (a)
5.75%, due 2/1/29	5,000,000	4,826,681
6.00%, due 4/15/30	7,000,000	6,796,615
Marathon Oil Corp.
4.40%, due 7/15/27	6,825,000	6,679,209
6.80%, due 3/15/32	5,000,000	5,431,059
Matador Resources Co.
5.875%, due 9/15/26	24,545,000	24,324,372
6.875%, due 4/15/28 (a)	6,100,000	6,246,522
Moss Creek Resources Holdings, Inc.
7.50%, due 1/15/26 (a)	9,465,000	9,429,803
Noble Finance II LLC
8.00%, due 4/15/30 (a)	7,500,000	7,788,330

	Principal Amount	Value
Corporate Bonds
Oil & Gas
Occidental Petroleum Corp.
5.55%, due 3/15/26	$ 30,505,000	$ 30,698,969
6.45%, due 9/15/36	6,850,000	7,307,238
6.95%, due 7/1/24	6,672,000	6,698,688
7.15%, due 5/15/28	4,000,000	4,202,434
Parkland Corp. (a)
4.50%, due 10/1/29	24,035,000	22,102,761
4.625%, due 5/1/30	15,075,000	13,888,899
5.875%, due 7/15/27	14,025,000	13,915,057
Permian Resources Operating LLC (a)
5.375%, due 1/15/26	18,867,000	18,620,286
6.875%, due 4/1/27	23,400,000	23,258,818
7.75%, due 2/15/26	20,645,000	20,975,273
Rockcliff Energy II LLC
5.50%, due 10/15/29 (a)	42,725,000	39,778,473
Southwestern Energy Co.
5.375%, due 3/15/30	13,830,000	13,364,966
5.70%, due 1/23/25 (i)	3,504,000	3,482,819
Sunoco LP
6.00%, due 4/15/27	18,965,000	18,968,527
Talos Production, Inc.
9.00%, due 2/1/29 (a)	24,500,000	24,826,879
9.375%, due 2/1/31 (a)	28,500,000	29,142,064
12.00%, due 1/15/26	81,465,000	83,990,415
Transocean Aquila Ltd.
8.00%, due 9/30/28 (a)	5,500,000	5,629,800
Transocean Poseidon Ltd.
6.875%, due 2/1/27 (a)	30,783,750	30,785,905
Transocean, Inc.
8.75%, due 2/15/30 (a)	40,113,750	41,570,681
Viper Energy, Inc.
5.375%, due 11/1/27 (a)	7,000,000	6,888,070
Vital Energy, Inc.
7.75%, due 7/31/29 (a)	18,858,000	18,638,717
10.125%, due 1/15/28	14,374,000	15,054,063
		749,576,494
Oil & Gas Services 1.0%
Bristow Group, Inc.
6.875%, due 3/1/28 (a)	33,750,000	33,036,863
Nine Energy Service, Inc.
13.00%, due 2/1/28	30,200,000	25,979,852
Oceaneering International, Inc.
6.00%, due 2/1/28	10,600,000	10,355,246
Weatherford International Ltd. (a)
6.50%, due 9/15/28	14,811,000	15,121,003
8.625%, due 4/30/30	15,370,000	15,704,523
		100,197,487

	Principal Amount	Value
Corporate Bonds
Packaging & Containers 0.5%
ARD Finance SA
6.50% (6.50% Cash or 7.25% PIK), due 6/30/27 (a)(c)	$ 11,208,936	$ 5,416,046
Cascades USA, Inc. (a)
5.125%, due 1/15/26	11,306,000	11,108,145
5.375%, due 1/15/28	23,385,000	22,870,386
Owens-Brockway Glass Container, Inc.
7.25%, due 5/15/31 (a)	6,000,000	6,030,420
Sealed Air Corp.
6.125%, due 2/1/28 (a)	2,500,000	2,508,862
		47,933,859
Pharmaceuticals 3.0%
1375209 BC Ltd.
9.00%, due 1/30/28 (a)	10,630,000	10,311,100
180 Medical, Inc.
3.875%, due 10/15/29 (a)	20,670,000	18,475,679
Bausch Health Cos., Inc. (a)
7.00%, due 1/15/28	7,000,000	3,045,000
7.25%, due 5/30/29	4,250,000	1,788,331
11.00%, due 9/30/28	20,687,000	14,073,366
14.00%, due 10/15/30	1,974,000	1,103,533
BellRing Brands, Inc.
7.00%, due 3/15/30 (a)	20,880,000	21,377,362
Jazz Securities DAC
4.375%, due 1/15/29 (a)	49,390,000	45,556,511
Organon & Co. (a)
4.125%, due 4/30/28	25,340,000	23,184,823
5.125%, due 4/30/31	21,825,000	18,750,442
Owens & Minor, Inc. (a)
4.50%, due 3/31/29	24,155,000	21,197,713
6.625%, due 4/1/30	41,780,000	39,801,717
Par Pharmaceutical, Inc.
8.50%, due 4/1/27 (a)(g)(j)	58,397,000	38,529,058
Prestige Brands, Inc. (a)
3.75%, due 4/1/31	39,485,000	34,240,481
5.125%, due 1/15/28	26,650,000	26,085,553
		317,520,669
Pipelines 4.8%
ANR Pipeline Co.
7.375%, due 2/15/24	2,555,000	2,556,034
Antero Midstream Partners LP (a)
5.375%, due 6/15/29	3,500,000	3,360,323
5.75%, due 3/1/27	5,000,000	4,962,839
5.75%, due 1/15/28	8,000,000	7,853,074
CNX Midstream Partners LP
4.75%, due 4/15/30 (a)	3,500,000	3,049,916

	Principal Amount	Value
Corporate Bonds
Pipelines
DT Midstream, Inc.
4.375%, due 6/15/31 (a)	$ 7,255,000	$ 6,498,823
Energy Transfer LP
4.40%, due 3/15/27	14,700,000	14,432,349
4.95%, due 5/15/28	16,000,000	15,949,762
8.00%, due 4/1/29 (a)	6,500,000	6,764,680
EQM Midstream Partners LP (a)
6.00%, due 7/1/25	4,497,000	4,487,339
6.50%, due 7/1/27	8,900,000	9,008,593
7.50%, due 6/1/27	5,000,000	5,144,480
7.50%, due 6/1/30	4,935,000	5,292,926
FTAI Infra Escrow Holdings LLC
10.50%, due 6/1/27 (a)	31,295,000	32,782,764
Genesis Energy LP
6.25%, due 5/15/26	14,670,000	14,602,175
7.75%, due 2/1/28	26,315,000	26,385,261
8.00%, due 1/15/27	33,484,000	33,878,174
8.25%, due 1/15/29	8,915,000	9,164,754
Harvest Midstream I LP
7.50%, due 9/1/28 (a)	26,675,000	26,944,551
Hess Midstream Operations LP
5.625%, due 2/15/26 (a)	1,000,000	993,700
ITT Holdings LLC
6.50%, due 8/1/29 (a)	24,620,000	21,535,360
MPLX LP
4.875%, due 12/1/24	7,500,000	7,470,357
New Fortress Energy, Inc.
6.50%, due 9/30/26 (a)	12,930,000	12,526,940
NuStar Logistics LP
5.75%, due 10/1/25	3,000,000	2,992,500
6.00%, due 6/1/26	15,000,000	14,965,500
Plains All American Pipeline LP
Series B
9.751% (3 Month SOFR + 4.372%), due 3/1/24 (b)(d)(e)	45,303,000	44,794,614
Rockies Express Pipeline LLC
4.80%, due 5/15/30 (a)	10,270,000	9,589,535
Summit Midstream Holdings LLC
9.00%, due 10/15/26 (a)(i)	15,690,000	15,691,569
Tallgrass Energy Partners LP (a)
5.50%, due 1/15/28	5,000,000	4,813,350
6.00%, due 3/1/27	19,000,000	18,691,250
7.375%, due 2/15/29	19,345,000	19,296,896
TransMontaigne Partners LP
6.125%, due 2/15/26	26,447,000	24,334,532
Venture Global LNG, Inc. (a)
8.125%, due 6/1/28	24,810,000	25,075,185
9.50%, due 2/1/29	25,850,000	27,453,708

	Principal Amount	Value
Corporate Bonds
Pipelines
Western Midstream Operating LP
4.65%, due 7/1/26	$ 5,000,000	$ 4,924,609
4.75%, due 8/15/28	12,000,000	11,759,893
		500,028,315
Real Estate 0.1%
Howard Hughes Corp. (The) (a)
4.125%, due 2/1/29	4,000,000	3,607,390
4.375%, due 2/1/31	3,105,000	2,687,700
		6,295,090
Real Estate Investment Trusts 2.2%
CTR Partnership LP
3.875%, due 6/30/28 (a)	12,425,000	11,323,027
GLP Capital LP
5.25%, due 6/1/25	10,000,000	9,955,104
5.30%, due 1/15/29	12,580,000	12,393,830
5.375%, due 4/15/26	5,620,000	5,600,926
MPT Operating Partnership LP
4.625%, due 8/1/29	15,240,000	10,304,723
5.00%, due 10/15/27	37,735,000	28,561,191
5.25%, due 8/1/26	11,000,000	9,305,709
RHP Hotel Properties LP
4.50%, due 2/15/29 (a)	10,000,000	9,296,100
4.75%, due 10/15/27	28,050,000	26,926,469
7.25%, due 7/15/28 (a)	8,660,000	8,926,771
VICI Properties LP (a)
3.875%, due 2/15/29	10,000,000	9,194,065
4.625%, due 6/15/25	13,000,000	12,807,795
5.625%, due 5/1/24	52,060,000	51,978,942
5.75%, due 2/1/27	26,800,000	26,734,876
		233,309,528
Retail 5.5%
1011778 B.C. Unlimited Liability Co. (a)
3.875%, due 1/15/28	22,685,000	21,348,538
4.00%, due 10/15/30	55,052,000	49,204,910
Asbury Automotive Group, Inc.
4.50%, due 3/1/28	23,137,000	21,752,306
4.625%, due 11/15/29 (a)	13,005,000	11,981,328
4.75%, due 3/1/30	17,525,000	16,216,159
5.00%, due 2/15/32 (a)	9,910,000	8,956,695
CEC Entertainment LLC
6.75%, due 5/1/26 (a)	19,390,000	19,262,389
Dave & Buster's, Inc.
7.625%, due 11/1/25 (a)	7,500,000	7,584,900
Group 1 Automotive, Inc.
4.00%, due 8/15/28 (a)	17,000,000	15,672,439

	Principal Amount	Value
Corporate Bonds
Retail
Ken Garff Automotive LLC
4.875%, due 9/15/28 (a)	$ 26,535,000	$ 24,812,082
KFC Holding Co.
4.75%, due 6/1/27 (a)	18,287,000	17,894,012
LCM Investments Holdings II LLC (a)
4.875%, due 5/1/29	50,500,000	45,510,524
8.25%, due 8/1/31	17,300,000	17,755,682
Murphy Oil USA, Inc.
4.75%, due 9/15/29	7,500,000	7,104,000
5.625%, due 5/1/27	10,417,000	10,404,708
NMG Holding Co., Inc.
7.125%, due 4/1/26 (a)	92,130,000	89,828,103
Papa John's International, Inc.
3.875%, due 9/15/29 (a)	18,284,000	16,231,255
Patrick Industries, Inc. (a)
4.75%, due 5/1/29	5,000,000	4,606,600
7.50%, due 10/15/27	21,040,000	21,145,200
Sonic Automotive, Inc. (a)
4.625%, due 11/15/29	10,000,000	9,058,117
4.875%, due 11/15/31	10,795,000	9,369,193
Yum! Brands, Inc.
3.625%, due 3/15/31	40,870,000	36,069,223
4.625%, due 1/31/32	40,600,000	37,661,035
4.75%, due 1/15/30 (a)	32,185,000	30,903,072
5.375%, due 4/1/32	30,000,000	29,176,317
		579,508,787
Software 4.0%
ACI Worldwide, Inc.
5.75%, due 8/15/26 (a)	13,784,000	13,625,316
Camelot Finance SA
4.50%, due 11/1/26 (a)	19,590,000	18,888,153
Central Parent LLC
8.00%, due 6/15/29 (a)	7,500,000	7,697,400
Central Parent, Inc.
7.25%, due 6/15/29 (a)	12,750,000	12,990,707
Clarivate Science Holdings Corp. (a)
3.875%, due 7/1/28	31,609,000	29,128,048
4.875%, due 7/1/29	65,576,000	61,217,898
Fair Isaac Corp.
5.25%, due 5/15/26 (a)	11,250,000	11,109,375
MSCI, Inc. (a)
3.25%, due 8/15/33	12,095,000	10,115,360
3.625%, due 9/1/30	26,600,000	23,885,739
3.875%, due 2/15/31	36,500,000	32,947,513
4.00%, due 11/15/29	31,330,000	29,106,516
Open Text Corp. (a)
3.875%, due 2/15/28	20,685,000	19,213,257

	Principal Amount	Value
Corporate Bonds
Software
Open Text Corp. (a)
3.875%, due 12/1/29	$ 13,000,000	$ 11,724,408
6.90%, due 12/1/27	11,340,000	11,763,888
Open Text Holdings, Inc.
4.125%, due 2/15/30 (a)	31,547,000	28,553,219
PTC, Inc. (a)
3.625%, due 2/15/25	9,000,000	8,834,837
4.00%, due 2/15/28	36,369,000	34,323,244
SS&C Technologies, Inc.
5.50%, due 9/30/27 (a)	24,745,000	24,290,637
UKG, Inc.
6.875%, due 2/1/31 (a)(k)	17,110,000	17,302,488
Veritas US, Inc.
7.50%, due 9/1/25 (a)	16,665,000	14,240,952
		420,958,955
Telecommunications 2.4%
Connect Finco SARL
6.75%, due 10/1/26 (a)	56,200,000	54,926,093
Frontier Communications Holdings LLC (a)
5.00%, due 5/1/28	4,000,000	3,691,504
5.875%, due 10/15/27	2,500,000	2,404,576
8.625%, due 3/15/31	12,140,000	12,318,749
Hughes Satellite Systems Corp.
6.625%, due 8/1/26	5,000,000	3,418,750
Sprint Capital Corp.
6.875%, due 11/15/28	104,520,000	112,926,126
T-Mobile USA, Inc.
2.875%, due 2/15/31	5,000,000	4,374,541
4.75%, due 2/1/28	29,355,000	29,198,826
5.375%, due 4/15/27	33,000,000	33,165,726
		256,424,891
Toys, Games & Hobbies 0.2%
Mattel, Inc.
5.875%, due 12/15/27 (a)	17,165,000	17,227,978
Transportation 0.9%
Forward Air Corp.
9.50%, due 10/15/31 (a)	18,500,000	18,245,625
RXO, Inc.
7.50%, due 11/15/27 (a)	3,000,000	3,090,015
Seaspan Corp.
5.50%, due 8/1/29 (a)	24,865,000	21,167,823

	Principal Amount	Value
Corporate Bonds
Transportation
Watco Cos. LLC
6.50%, due 6/15/27 (a)	$ 51,995,000	$ 51,673,671
		94,177,134
Total Corporate Bonds (Cost $9,391,058,141)		9,121,542,144
Loan Assignments 5.3%
Automobile 0.3%
Dealer Tire Financial LLC
Term Loan B3
9.083% (1 Month SOFR + 3.75%), due 12/14/27 (d)	10,890,000	10,862,775
Tenneco, Inc.
First Lien Term Loan B 10.448% - 10.469%
(3 Month SOFR + 5.00%), due 11/17/28 (d)	21,550,000	19,482,536
Wand Newco 3, Inc.
First Lien 2024 Refinancing Term Loan
9.086% (1 Month SOFR + 3.75%), due 1/17/31 (d)	2,500,000	2,500,780
		32,846,091
Beverage, Food & Tobacco 0.1%
United Natural Foods, Inc.
Initial Term Loan
8.697% (1 Month SOFR + 3.25%), due 10/22/25 (d)	10,314,588	10,287,626
Capital Equipment 0.1%
DexKo Global, Inc.
First Lien 2023 Incremental Term Loan
9.598% (3 Month SOFR + 4.25%), due 10/4/28 (d)	8,000,000	7,974,000
Cargo Transport 0.2%
GN Loanco LLC
Term Loan B
9.833% (1 Month SOFR + 4.50%), due 12/19/30 (d)	24,000,000	23,445,000
Chemicals, Plastics & Rubber 0.2%
Jazz Pharmaceuticals plc
Additional Dollar Tranche Term Loan B1
8.447% (1 Month SOFR + 3.00%), due 5/5/28 (d)	23,489,522	23,469,955
Electronics 0.2%
Camelot U.S. Acquisition LLC
Initial Term Loan 8.447% - 8.47%
(1 Month SOFR + 3.00%), due 10/30/26 (d)	3,736,077	3,731,407
Term Loan B
8.076%, due 1/25/31	4,200,000	4,184,250

	Principal Amount	Value
Loan Assignments
Electronics
Camelot U.S. Acquisition LLC
Amendment No. 2 Incremental Term Loan
8.447% (1 Month SOFR + 3.00%), due 10/30/26 (d)	$ 3,858,750	$ 3,853,124
Vertiv Group Corp.
Term Loan B1
7.967% (1 Month SOFR + 2.50%), due 3/2/27 (d)	7,481,250	7,485,926
		19,254,707
Energy (Electricity) 0.1%
Talen Energy Supply LLC (d)
Initial Term Loan B
9.869% (3 Month SOFR + 4.50%), due 5/17/30	5,935,885	5,941,454
Initial Term Loan C
9.869% (3 Month SOFR + 4.50%), due 5/17/30	4,834,286	4,838,820
		10,780,274
Finance 0.3%
Aretec Group, Inc.
Term Loan B1
9.933% (1 Month SOFR + 4.50%), due 8/9/30 (d)	15,422,500	15,420,356
RealTruck Group, Inc.
Initial Term Loan
8.947% (1 Month SOFR + 3.50%), due 1/31/28 (d)	19,071,121	18,755,265
		34,175,621
Healthcare, Education & Childcare 0.4%
Endo Luxembourg Finance Co. I SARL
2021 Term Loan
14.50% (1 Month PRIME + 6.00%), due 3/27/28 (d)	28,200,000	19,246,500
LifePoint Health, Inc.
2023 Refinancing Term Loan
11.087% (3 Month SOFR + 5.50%), due 11/16/28 (d)	17,000,000	16,950,411
Organon & Co.
Dollar Term Loan
8.45% (1 Month SOFR + 3.00%), due 6/2/28 (d)	9,322,500	9,299,194
		45,496,105
High Tech Industries 0.2%
Open Text Corp.
2023 Replacement Term Loan
8.183% (1 Month SOFR + 2.75%), due 1/31/30 (d)	18,865,432	18,865,432
Hotels, Motels, Inns & Gaming 0.1%
Caesars Entertainment, Inc.
Term Loan B1
8.04%, due 1/24/31	9,000,000	8,973,747

	Principal Amount	Value
Loan Assignments
Insurance 0.2%
USI, Inc.
2023 Term Loan B
8.348% (3 Month SOFR + 3.00%), due 11/22/29 (d)	$ 16,458,750	$ 16,414,657
Leisure, Amusement, Motion Pictures & Entertainment 0.1%
Carnival Corp.
Initial Advance Term Loan
8.336% (1 Month SOFR + 3.00%), due 8/9/27 (d)	9,950,000	9,943,781
NASCAR Holdings LLC
Initial Term Loan
7.947% (1 Month SOFR + 2.50%), due 10/19/26 (d)	1,692,021	1,696,779
		11,640,560
Manufacturing 0.1%
Adient U.S. LLC
Term Loan B1
8.72% (1 Month SOFR + 3.25%), due 4/10/28 (d)	6,443,411	6,445,711
Media 0.4%
DIRECTV Financing LLC
2024 Refinancing Term Loan B
10.83% (3 Month SOFR + 5.25%), due 8/2/29 (d)	39,792,731	39,776,137
Mining, Steel, Iron & Non-Precious Metals 0.2%
American Rock Salt Co. LLC
First Lien Initial Term Loan
9.447% (1 Month SOFR + 4.00%), due 6/9/28 (d)	20,306,816	19,376,094
Oil & Gas 0.7%
GIP III Stetson I LP
2023 Initial Term Loan
9.683% (1 Month SOFR + 4.25%), due 10/31/28 (d)	12,156,184	12,192,653
New Fortress Energy, Inc.
Initial Term Loan
10.317% (3 Month SOFR + 5.00%), due 10/30/28 (d)	24,750,000	24,734,531
PetroQuest Energy LLC (b)(f)
Term Loan
15.00%, due 11/8/25	24,585,557	11,801,067
2020 Term Loan
15.00% (15.00% PIK) (1 Month LIBOR + 6.50%), due 9/19/26 (c)(d)	2,542,747	2,542,747
Term Loan
15.00% (1 Month LIBOR + 6.50%), due 1/1/28 (d)	3,309,117	3,309,117
TransMontaigne Operating Co. LP
Tranche Term Loan B
8.947% (1 Month SOFR + 3.50%), due 11/17/28 (d)	15,960,218	15,777,809
		70,357,924

	Principal Amount	Value
Loan Assignments
Retail 0.9%
Great Outdoors Group LLC
Term Loan B2
9.197% (1 Month SOFR + 3.75%), due 3/6/28 (d)	$ 100,091,506	$ 99,753,698
Services: Business 0.2%
Dun & Bradstreet Corp. (The)
Refinancing Term Loan
8.187% (1 Month SOFR + 2.75%), due 2/6/26 (d)	10,942,003	10,937,440
GIP II Blue Holding LP
Initial Term Loan
9.941%, due 9/29/28	12,794,637	12,792,347
Icon plc (d)
Lux Term Loan
7.86% (3 Month SOFR + 2.25%), due 7/3/28	2,303,601	2,303,889
U.S. Term Loan
7.86% (3 Month SOFR + 2.25%), due 7/3/28	573,944	574,015
		26,607,691
Software 0.2%
Cloud Software Group, Inc.
First Lien Term Loan A
9.948% (3 Month SOFR + 4.50%), due 9/29/28 (d)	26,772,870	26,157,094
Utilities 0.1%
PG&E Corp.
Term Loan
7.833% (1 Month SOFR + 2.50%), due 6/23/27 (d)	10,000,000	9,995,000
Total Loan Assignments (Cost $567,020,152)		562,093,124
Total Long-Term Bonds (Cost $10,076,828,617)		9,827,227,273

	Shares

Common Stocks 1.6%
Consumer Staples Distribution & Retail 0.0% ‡
ASG warrant Corp. (b)(f)(l)	12,502	—
Distributors 0.0% ‡
ATD New Holdings, Inc. (l)	142,545	3,563,625
Electric Utilities 0.0% ‡
Keycon Power Holdings LLC (b)(f)(l)	38,880	389

	Shares	Value
Common Stocks
Electrical Equipment 0.0% ‡
Energy Technologies, Inc. (b)(f)(l)	16,724	$ 4,599,100
Energy Equipment & Services 0.1%
Forum Energy Technologies, Inc. (l)	617,274	12,166,470
Nine Energy Service, Inc. (l)	133,234	321,094
		12,487,564
Independent Power and Renewable Electricity Producers 0.2%
GenOn Energy, Inc. (h)	386,241	16,415,243
Metals & Mining 0.1%
Franco-Nevada Corp.	65,000	7,036,250
Oil, Gas & Consumable Fuels 1.2%
Chord Energy Corp.	81,742	12,568,650
Gulfport Energy Corp. (l)	647,338	82,147,192
PetroQuest Energy, Inc. (b)(f)(l)	284,709	—
Talos Energy, Inc. (l)	2,074,193	26,902,283
		121,618,125
Total Common Stocks (Cost $219,661,372)		165,720,296
Preferred Stock 0.3%
Electrical Equipment 0.3%
Energy Technologies Ltd. (b)(f)(l)	37,258	33,532,200
Total Preferred Stock (Cost $35,514,837)		33,532,200
Exchange-Traded Funds 0.4%
iShares Gold Trust (l)	929,500	35,776,455
SPDR Gold Shares (l)	55,336	10,428,069
Total Exchange-Traded Funds (Cost $33,598,418)		46,204,524

	Number of Warrants

Warrants 0.0% ‡
Hotels, Restaurants & Leisure 0.0% ‡
CWT Travel Holdings, Inc. (f)(l)
Expires 11/19/26	169,236	—
Expires 11/19/28	178,143	—
		—

	Number of Warrants	Value
Warrants ‡
Oil, Gas & Consumable Fuels 0.0% ‡
California Resources Corp.
Expires 10/27/24 (l)	36,093	$ 491,948
Total Warrants (Cost $32,627,513)		491,948
Total Investments (Cost $10,398,230,757)	96.0%	10,073,176,241
Other Assets, Less Liabilities	4.0	415,338,564
Net Assets	100.0%	$ 10,488,514,805

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Illiquid security—As of January 31, 2024, the total market value deemed illiquid under procedures approved by the Board of Trustees was $206,360,259, which represented 2.0% of the Fund’s net assets.
(c)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(d)	Floating rate—Rate shown was the rate in effect as of January 31, 2024.
(e)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Issue in non-accrual status.
(h)	Restricted security.
(i)	Step coupon—Rate shown was the rate in effect as of January 31, 2024.
(j)	Issue in default.
(k)	Delayed delivery security.
(l)	Non-income producing security.

Abbreviation(s):
LIBOR—London Interbank Offered Rate
SOFR—Secured Overnight Financing Rate
SPDR—Standard & Poor’s Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds	$ —	$ 143,592,005	$ —	$ 143,592,005
Corporate Bonds	—	9,103,058,144	18,484,000	9,121,542,144
Loan Assignments	—	544,440,193	17,652,931	562,093,124
Total Long-Term Bonds	—	9,791,090,342	36,136,931	9,827,227,273
Common Stocks	141,141,939	19,978,868	4,599,489	165,720,296
Preferred Stock	—	—	33,532,200	33,532,200
Exchange-Traded Funds	46,204,524	—	—	46,204,524
Warrants	491,948	—	—	491,948
Total Investments in Securities	$ 187,838,411	$ 9,811,069,210	$ 74,268,620	$ 10,073,176,241

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay Tax Free Bond Fund
Portfolio of Investments January 31, 2024†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 98.0%
Long-Term Municipal Bonds 94.4%
Alabama 2.5%
Black Belt Energy Gas District, Gas Project, Revenue Bonds
Series D-1
4.00%, due 7/1/52 (a)	$ 3,000,000	$ 3,013,355
Series B-1
4.00%, due 4/1/53 (a)	19,350,000	19,337,670
Series B
5.20%, due 4/1/53	36,990,000	35,979,847
Series B-2
5.25%, due 12/1/53 (a)	12,500,000	13,526,591
Series D-3
5.414%, due 6/1/49	9,250,000	9,269,697
Black Belt Energy Gas District, Gas Project No.6, Revenue Bonds
Series B
4.00%, due 10/1/52 (a)	31,755,000	31,812,616
Black Belt Energy Gas District, Gas Project No.7, Revenue Bonds
Series C-2
4.90%, due 10/1/52	6,710,000	6,515,442
Energy Southeast, A Cooperative District, Revenue Bonds
Series B-1
5.75%, due 4/1/54 (a)	16,850,000	18,803,867
Series B-2
5.764%, due 4/1/54	20,000,000	20,083,292
Lower Alabama Gas District (The), Revenue Bonds
Series A
5.00%, due 9/1/46	20,795,000	22,639,704
Southeast Energy Authority, A Cooperative District, Project No. 2, Revenue Bonds
Series B
4.00%, due 12/1/51 (a)	14,815,000	14,681,484
Southeast Energy Authority, A Cooperative District, Project No. 4, Revenue Bonds
Series B-1
5.00%, due 5/1/53 (a)	12,230,000	12,750,511
Town of Pike Road, Limited General Obligation
5.00%, due 3/1/52	7,750,000	8,480,188
		216,894,264
Alaska 0.2%
Alaska Housing Finance Corp., General Mortgage, Revenue Bonds
Series C-II, Insured: GNMA / FNMA / FHLMC
5.75%, due 12/1/52	6,240,000	6,627,194
Alaska Industrial Development & Export Authority, Greater Fairbanks Community Hospital Foundation Obligated Group, Revenue Bonds
5.00%, due 4/1/32	3,050,000	3,056,704
Municipality of Anchorage, Unlimited General Obligation
Series B
5.00%, due 9/1/26	5,340,000	5,516,736
		15,200,634

	Principal Amount	Value
Long-Term Municipal Bonds
Arizona 1.4%
Arizona Board of Regents, Arizona State University, Revenue Bonds
Series A
5.50%, due 7/1/48	$ 7,500,000	$ 8,647,000
Arizona Health Facilities Authority, Banner Health, Revenue Bonds
Series B
4.97%, due 1/1/37	5,725,000	5,318,420
Arizona Water Infrastructure Finance Authority, Revenue Bonds
Series A
5.00%, due 10/1/26	5,000,000	5,059,998
City of Phoenix Civic Improvement Corp., Airport, Revenue Bonds, Senior Lien (b)
5.00%, due 7/1/30	5,750,000	6,358,633
5.00%, due 7/1/31	5,000,000	5,602,910
City of Phoenix Civic Improvement Corp., Airport, Revenue Bonds, Junior Lien
Series D
5.00%, due 7/1/37	5,000,000	5,307,484
Series B
5.00%, due 7/1/49 (b)	3,485,000	3,600,737
City of Phoenix Civic Improvement Corp., Water System, Revenue Bonds, Junior Lien
Series A
5.00%, due 7/1/44	10,180,000	11,132,500
Coconino County Unified School District No. 1, Flagstaff, Unlimited General Obligation
Series B
1.75%, due 7/1/35	2,375,000	1,883,323
Series B
1.75%, due 7/1/36	2,760,000	2,128,530
Gilbert Water Resource Municipal Property Corp., Waterworks & Sewer System, Revenue Bonds, Senior Lien
4.00%, due 7/15/40	23,480,000	24,088,801
4.00%, due 7/15/41	7,915,000	8,086,952
Maricopa County Industrial Development Authority, Banner Health, Revenue Bonds
Series A
4.00%, due 1/1/41	8,000,000	8,038,306
Series D
4.00%, due 1/1/48	6,000,000	5,820,407
Maricopa County Pollution Control Corp., Public Service Co. of New Mexico, Revenue Bonds
Series A
0.875%, due 6/1/43 (a)	3,855,000	3,500,230
Salt River Project Agricultural Improvement & Power District, Revenue Bonds
Series A
5.00%, due 12/1/45	5,000,000	5,125,907
Series A
5.00%, due 1/1/50	14,250,000	15,725,033
		125,425,171
Arkansas 0.2%
Little Rock School District, Limited General Obligation
Series A, Insured: BAM State Aid Withholding
3.00%, due 2/1/46	15,230,000	12,397,257

	Principal Amount	Value
Long-Term Municipal Bonds
Arkansas
Little Rock School District, Limited General Obligation
Series A, Insured: BAM State Aid Withholding
3.00%, due 2/1/50	$ 6,180,000	$ 4,808,102
State of Arkansas, Unlimited General Obligation
3.00%, due 10/1/24	2,000,000	1,997,350
		19,202,709
California 10.6%
Alameda Corridor Transportation Authority, Revenue Bonds
Series A, Insured: NATL-RE
(zero coupon), due 10/1/36	23,000,000	14,268,528
Series C, Insured: AGM
5.00%, due 10/1/52	6,200,000	6,715,966
Alameda Corridor Transportation Authority, Revenue Bonds, Senior Lien
Series A, Insured: BAM
(zero coupon), due 10/1/48 (c)	6,000,000	3,292,736
Allan Hancock Joint Community College District, Unlimited General Obligation
Series C
(zero coupon), due 8/1/44 (c)	8,500,000	6,274,581
Antelope Valley Community College District, Election of 2016, Unlimited General Obligation
Series B
3.00%, due 8/1/50	3,750,000	2,938,242
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds
Series B-1
4.00%, due 2/1/52 (a)	4,160,000	4,198,970
Series A-1
4.00%, due 5/1/53 (a)	4,555,000	4,584,766
Series B-2
5.00%, due 2/1/52	5,895,000	5,406,259
Series E-2
5.234%, due 2/1/54	27,500,000	27,369,543
Series C
5.25%, due 1/1/54 (a)	22,825,000	24,143,660
Series A-2
5.514%, due 12/1/53	14,250,000	14,332,901
California Health Facilities Financing Authority, CommonSpirit Health, Revenue Bonds
Series A, Insured: BAM
3.00%, due 4/1/44	2,075,000	1,720,211
Series A
4.00%, due 4/1/49	5,000,000	4,853,145
California Infrastructure & Economic Development Bank, Clean Water and Drinking Water, Revenue Bonds
4.00%, due 10/1/40	5,100,000	5,339,069
4.00%, due 10/1/45	7,400,000	7,605,726
California Municipal Finance Authority, Community Health System, Revenue Bonds
Series A, Insured: AGM-CR
4.00%, due 2/1/41	2,500,000	2,519,853

	Principal Amount	Value
Long-Term Municipal Bonds
California
California Municipal Finance Authority, CHF-Davis I LLC, West Village Student Housing Project, Revenue Bonds
Insured: BAM
5.00%, due 5/15/36	$ 3,400,000	$ 3,622,485
Insured: BAM
5.00%, due 5/15/39	8,215,000	8,650,074
California Public Finance Authority, Hoag Memorial Hospital Presbyterian, Revenue Bonds
Series A
4.00%, due 7/15/51	13,295,000	13,395,255
California State Public Works Board, Various Capital Projects, Revenue Bonds
Series A
5.00%, due 9/1/34	5,770,000	5,823,292
California State University, Systemwide, Revenue Bonds
Series C
3.00%, due 11/1/40	6,000,000	5,428,337
Series A
5.00%, due 11/1/42	9,725,000	10,206,653
Carlsbad Unified School District, Election of 2018, Unlimited General Obligation
Series B
3.00%, due 8/1/46	2,725,000	2,226,696
Center Joint Unified School District, Election of 2008, Unlimited General Obligation
Series B, Insured: BAM
3.00%, due 8/1/51	4,750,000	3,734,620
Chabot-Las Positas Community College District, Unlimited General Obligation
Series C
5.25%, due 8/1/48	5,000,000	5,731,315
Chaffey Joint Union High School District, Unlimited General Obligation
Series C
5.25%, due 8/1/47	5,000,000	5,249,123
City of Escondido, Unlimited General Obligation
5.00%, due 9/1/36	4,000,000	4,145,869
City of Long Beach, Harbor, Revenue Bonds
Series A
5.00%, due 5/15/44	6,070,000	6,609,733
City of Los Angeles, Department of Airports, Revenue Bonds (b)
Series D
3.00%, due 5/15/39	170,000	168,883
Series D
4.00%, due 5/15/40	2,200,000	2,203,416
Series A
5.00%, due 5/15/44	3,535,000	3,653,724
City of Los Angeles, Department of Airports, Revenue Bonds, Senior Lien (b)
Series C
4.00%, due 5/15/50	11,000,000	10,494,365
Series A
4.75%, due 5/15/40	6,000,000	6,059,587
Series A
5.00%, due 5/15/33	3,330,000	3,384,369

	Principal Amount	Value
Long-Term Municipal Bonds
California
City of Los Angeles, Department of Airports, Revenue Bonds, Senior Lien (b)
Series G
5.00%, due 5/15/47	$ 3,250,000	$ 3,454,814
Series G
5.50%, due 5/15/36	15,175,000	17,674,388
Series G
5.50%, due 5/15/39	3,250,000	3,694,533
Series G
5.50%, due 5/15/40	6,700,000	7,583,602
Series H
5.50%, due 5/15/47	8,150,000	9,025,172
City of Los Angeles, Wastewater System, Revenue Bonds
Series A
5.00%, due 6/1/43	3,000,000	3,006,683
El Camino Community College District Foundation (The), Election of 2002, Unlimited General Obligation
Series C
(zero coupon), due 8/1/38	11,750,000	6,779,709
Fontana Public Facilities Financing Authority, City of Fontana, Revenue Bonds
Series A, Insured: BAM
5.00%, due 9/1/32	1,320,000	1,333,199
Fresno Unified School District, Unlimited General Obligation
Series B
3.00%, due 8/1/43	7,500,000	6,234,348
Irvine Facilities Financing Authority, Gateway Preserve Land Acquisition Project, Revenue Bonds
Series A
5.25%, due 5/1/43	3,800,000	3,955,548
Live Oak Elementary School District, Certificate of Participation
Insured: AGM
5.00%, due 8/1/39	2,455,000	2,565,804
Long Beach Unified School District, Unlimited General Obligation
Series D-1
(zero coupon), due 8/1/30	4,450,000	3,462,615
Los Angeles Unified School District, Unlimited General Obligation
Series C
4.00%, due 7/1/33	2,750,000	3,018,188
Series C
4.00%, due 7/1/38	5,750,000	6,044,551
Los Angeles Unified School District, Election of 2008, Unlimited General Obligation
Series B-1, Insured: AGM-CR
5.25%, due 7/1/42	41,155,000	44,454,096
Metropolitan Water District of Southern California, Waterworks, Revenue Bonds
Series C
4.69%, due 7/1/47	12,850,000	12,835,590
Modesto Irrigation District, Domestic Water Project, Revenue Bonds
Series F, Insured: NATL-RE
4.358%, due 9/1/27	5,805,000	5,733,282

	Principal Amount	Value
Long-Term Municipal Bonds
California
Moreno Valley Unified School District, Election 2014, Unlimited General Obligation
Series C, Insured: BAM
3.00%, due 8/1/46	$ 4,750,000	$ 3,930,508
Murrieta Valley Unified School District, Election of 2014, Unlimited General Obligation
5.25%, due 9/1/51	9,700,000	10,716,328
Napa Valley Community College District, Unlimited General Obligation
4.00%, due 8/1/29	5,250,000	5,394,566
4.00%, due 8/1/32	5,250,000	5,375,788
Norman Y Mineta San Jose International Airport SJC, Revenue Bonds
Series A
5.00%, due 3/1/41 (b)	8,500,000	8,688,544
North Lake Tahoe Public Financing Authority, Health & Human Services Center, Revenue Bonds
4.50%, due 12/1/52	4,000,000	4,083,478
Oak Grove School District, Unlimited General Obligation
Series A-2, Insured: BAM
5.00%, due 8/1/52	4,330,000	4,830,606
Oakland Unified School District, Alameda County, Unlimited General Obligation
Insured: AGM
5.00%, due 8/1/27	1,160,000	1,200,015
Insured: AGM
5.00%, due 8/1/28	1,755,000	1,814,932
Ocean View School District of Orange County, Unlimited General Obligation
Series C, Insured: AGM
3.00%, due 8/1/47	4,250,000	3,381,198
Orange County Sanitation District, Revenue Bonds
Series A
5.00%, due 2/1/30	8,500,000	8,594,102
Palomar Community College District, Election of 2006, Unlimited General Obligation
Series D
5.25%, due 8/1/45	5,000,000	5,298,279
Panama-Buena Vista Union School District, Election of 2022, Unlimited General Obligation
0.05%, due 8/1/24	4,170,000	4,099,099
Peninsula Corridor Joint Powers Board, Green Bond, Revenue Bonds
Series A
5.00%, due 6/1/47	3,000,000	3,290,830
Richmond Joint Powers Financing Authority, Civic Center Project, Revenue Bonds
Series A, Insured: AGM
5.00%, due 11/1/36	2,750,000	3,048,047
Riverside County Transportation Commission, Sales Tax, Revenue Bonds
Series B
4.00%, due 6/1/36	7,500,000	7,836,391
Sacramento Area Flood Control Agency, Consolidated Capital Assessment District No. 2, Special Assessment
Series A
5.00%, due 10/1/36	3,195,000	3,375,941
Series A
5.00%, due 10/1/41	7,785,000	8,128,140

	Principal Amount	Value
Long-Term Municipal Bonds
California
Sacramento City Unified School District, Election of 2020, Unlimited General Obligation
Series A, Insured: BAM
5.50%, due 8/1/47	$ 8,840,000	$ 9,878,662
Series A, Insured: BAM
5.50%, due 8/1/52	14,920,000	16,552,705
San Bernardino City Unified School District, Election of 2012, Unlimited General Obligation
Series F, Insured: AGM
3.00%, due 8/1/44	5,650,000	4,624,691
San Diego County Regional Airport Authority, Revenue Bonds
Series B
5.00%, due 7/1/33 (b)	4,990,000	5,548,604
San Diego Public Facilities Financing Authority, Water Utility, Revenue Bonds
Series A
5.25%, due 8/1/48	5,250,000	6,124,393
San Diego Unified School District, Election of 2012, Unlimited General Obligation
Series R-2
(zero coupon), due 7/1/41 (c)	11,000,000	10,997,177
Series M-2
3.00%, due 7/1/50	10,000,000	7,960,985
Series B-4
5.00%, due 7/1/40	4,570,000	5,398,552
Series I
5.00%, due 7/1/41	3,750,000	3,958,459
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds, Second Series (b)
Series C
5.00%, due 5/1/33	35,000,000	39,756,279
Series A
5.00%, due 5/1/34	7,350,000	8,146,932
Series E
5.00%, due 5/1/50	52,055,000	53,764,117
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds
Series A
5.00%, due 5/1/44 (b)	10,740,000	11,188,818
San Jose Evergreen Community College District, Election of 2016, Unlimited General Obligation
Series B
3.00%, due 9/1/41	1,065,000	942,830
San Leandro Unified School District, Election of 2020, Unlimited General Obligation
Series B
5.25%, due 8/1/48	10,900,000	12,275,697
San Marcos Schools Financing Authority, San Marcos Unified School District, Revenue Bonds
Insured: AGM
5.00%, due 8/15/34	1,000,000	1,073,514
San Mateo Union High School District, Capital Appreciation, Election of 2010, Unlimited General Obligation
Series A
(zero coupon), due 9/1/41 (c)	7,840,000	8,176,015
Santa Ana Unified School District, Capital Appreciation, Election 2008, Unlimited General Obligation
Series B, Insured: AGC
(zero coupon), due 8/1/33	14,955,000	10,149,867

	Principal Amount	Value
Long-Term Municipal Bonds
California
Santa Cruz City High School District, Unlimited General Obligation
Series C
2.00%, due 8/1/37	$ 2,870,000	$ 2,291,498
Silicon Valley Clean Water, Revenue Bonds
Series A
0.25%, due 3/1/24	7,300,000	7,270,921
State of California, Various Purpose, Unlimited General Obligation
3.00%, due 10/1/36	5,810,000	5,618,617
3.00%, due 10/1/37	5,565,000	5,279,844
3.00%, due 4/1/52	5,590,000	4,455,216
4.00%, due 3/1/36	30,200,000	32,253,833
4.00%, due 10/1/36	3,150,000	3,328,309
4.00%, due 10/1/37	10,800,000	11,331,793
4.00%, due 10/1/39	5,000,000	5,205,892
5.00%, due 11/1/28	3,655,000	3,656,665
Series B
5.00%, due 11/1/32	30,350,000	36,543,770
5.00%, due 9/1/41	5,000,000	5,686,756
5.00%, due 10/1/41	16,065,000	18,162,344
5.00%, due 9/1/42	10,000,000	11,487,276
5.00%, due 4/1/47	10,500,000	11,785,963
Sunnyvale School District, Election of 2013, Unlimited General Obligation
Series C
3.00%, due 9/1/44	6,750,000	5,711,989
Temecula Valley Unified School District, Election 2012, Unlimited General Obligation
Series D
3.00%, due 8/1/47	5,000,000	4,179,228
Twin Rivers Unified School District, Election 2006, Unlimited General Obligation
Series 2008, Insured: AGM
(zero coupon), due 8/1/32	4,370,000	3,289,815
University of California, Revenue Bonds
Series AO
3.25%, due 5/15/29	6,750,000	6,713,659
Series AM
4.25%, due 5/15/39	7,550,000	7,561,499
Series AR
5.00%, due 5/15/41	12,260,000	12,768,803
Series BN
5.50%, due 5/15/40	10,000,000	12,133,836
Val Verde Unified School District, Election of 2012, Unlimited General Obligation
Series F, Insured: AGM
3.00%, due 8/1/47	8,910,000	6,974,771
Vista Unified School District, Election of 2018, Unlimited General Obligation
Series B, Insured: BAM
5.25%, due 8/1/48	6,000,000	6,804,390

	Principal Amount	Value
Long-Term Municipal Bonds
California
Yosemite Community College District, Unlimited General Obligation
Series D
(zero coupon), due 8/1/42 (c)	$ 17,500,000	$ 14,473,749
		931,783,599
Colorado 2.8%
Adams County School District No. 1, Unlimited General Obligation
Insured: State Aid Withholding
5.25%, due 12/1/40	5,910,000	6,201,410
Arapahoe County School District No. 5, Cherry Creek, Unlimited General Obligation
Series B, Insured: State Aid Withholding
2.30%, due 12/15/28	5,790,000	5,467,178
City & County of Denver, Board of Water Commissioners, Revenue Bonds
Series A
3.00%, due 9/15/47	11,725,000	9,555,395
City & County of Denver, Airport System, Revenue Bonds (b)
Series A
4.00%, due 12/1/43	3,470,000	3,361,810
Series A
5.00%, due 12/1/31	10,000,000	10,644,408
Series A
5.00%, due 12/1/34	6,000,000	6,870,611
Series A
5.00%, due 12/1/36	8,505,000	8,940,116
Series A
5.00%, due 12/1/37	14,610,000	15,280,782
Series A
5.00%, due 12/1/43	10,940,000	11,258,860
Series A
5.00%, due 12/1/48	3,790,000	3,882,420
Series A
5.50%, due 11/15/27	6,000,000	6,004,379
Series A
5.50%, due 11/15/35	5,250,000	6,168,608
Series A
5.50%, due 11/15/40	17,760,000	20,215,530
Series D
5.75%, due 11/15/38	3,000,000	3,511,201
Series D
5.75%, due 11/15/45	7,100,000	8,066,823
City & County of Denver, Convention Center Expansion Project, Certificate of Participation
Series A
5.375%, due 6/1/43	12,875,000	13,350,743
City of Colorado Springs, Utilities System, Revenue Bonds
Series B
5.25%, due 11/15/52	11,150,000	12,415,426

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado
Colorado Health Facilities Authority, AdventHealth, Revenue Bonds
Series A
3.00%, due 11/15/51	$ 4,500,000	$ 3,417,249
Series A
4.00%, due 11/15/48	25,000,000	24,315,115
Colorado Health Facilities Authority, Intermountain Healthcare Obligated Group, Revenue Bonds
Series B
4.00%, due 1/1/40	3,000,000	3,032,124
Colorado Housing and Finance Authority, Revenue Bonds
Series B, Insured: GNMA
3.00%, due 5/1/51 (b)	4,000,000	3,880,342
Denver City & County School District No. 1, Unlimited General Obligation
Insured: State Aid Withholding
4.00%, due 12/1/31	6,000,000	6,063,382
Gunnison Watershed School District No. Re 1J, Unlimited General Obligation
Insured: State Aid Withholding
5.00%, due 12/1/47	14,150,000	15,573,000
Regional Transportation District Sales Tax, Fastracks Project, Revenue Bonds
Series A
5.00%, due 11/1/31	6,500,000	7,675,346
State of Colorado, Certificate of Participation
Series J
5.25%, due 3/15/42	18,500,000	19,291,380
6.00%, due 12/15/40	5,025,000	6,122,925
6.00%, due 12/15/41	4,560,000	5,529,819
		246,096,382
Connecticut 1.5%
City of Hartford, Unlimited General Obligation
Series C, Insured: AGM State Guaranteed
5.00%, due 7/15/32	6,370,000	6,548,987
Series C, Insured: AGM State Guaranteed
5.00%, due 7/15/34	2,250,000	2,312,436
Connecticut State Health & Educational Facilities Authority, Yale University, Revenue Bonds
Series U-2
1.10%, due 7/1/33 (a)	6,750,000	6,565,431
State of Connecticut, Unlimited General Obligation
Series A
3.00%, due 1/15/37	6,420,000	5,958,185
Series F
5.00%, due 9/15/28	6,610,000	7,306,508
Series A
5.00%, due 3/15/29	5,300,000	5,415,539
State of Connecticut, Transportation Infrastructure, Special Tax, Revenue Bonds
Series A
5.00%, due 9/1/33	10,950,000	11,506,814
Series A
5.25%, due 7/1/40	20,420,000	24,035,410

	Principal Amount	Value
Long-Term Municipal Bonds
Connecticut
State of Connecticut, Transportation Infrastructure, Special Tax, Revenue Bonds
Series A
5.25%, due 7/1/41	$ 18,980,000	$ 22,168,942
Series A
5.25%, due 7/1/42	25,220,000	29,373,936
State of Connecticut Clean Water Fund, State Revolving Fund, Revenue Bonds
Series A
5.00%, due 5/1/33	2,250,000	2,413,137
Town of North Branford, Unlimited General Obligation
5.00%, due 8/2/24	9,500,000	9,575,102
		133,180,427
Delaware 0.0% ‡
Delaware State Health Facilities Authority, Christiana Care Health System, Revenue Bonds
Series A
5.00%, due 10/1/36	3,185,000	3,494,419
District of Columbia 2.5%
District of Columbia, Unlimited General Obligation
Series D
5.00%, due 6/1/32	3,500,000	3,521,037
Series A
5.00%, due 10/15/44	11,255,000	12,106,912
Series A
5.25%, due 1/1/48	12,500,000	14,122,063
District of Columbia, Revenue Bonds
Series A
5.00%, due 7/1/36	7,675,000	9,022,400
Series A
5.50%, due 7/1/47	10,000,000	11,460,609
Metropolitan Washington Airports Authority, Dulles Toll Road, Metrorail & Capital Improvement Project, Revenue Bonds, Senior Lien
Series A, Insured: AGM
4.00%, due 10/1/52	20,435,000	19,690,457
Series B
6.50%, due 10/1/44	6,040,000	6,699,222
Series B
6.50%, due 10/1/44 (c)	2,600,000	2,883,771
Metropolitan Washington Airports Authority, Dulles Toll Road, Metrorail & Capital Improvement Project, Revenue Bonds, Second Lien
Series C, Insured: AGC
6.50%, due 10/1/41 (c)	6,730,000	7,360,270
Metropolitan Washington Airports Authority, Revenue Bonds (b)
Series A
5.00%, due 10/1/28	2,700,000	2,716,780
Series A
5.00%, due 10/1/29	25,250,000	25,416,180

	Principal Amount	Value
Long-Term Municipal Bonds
District of Columbia
Metropolitan Washington Airports Authority, Revenue Bonds (b)
Series A
5.00%, due 10/1/31	$ 8,000,000	$ 8,957,367
Series A
5.00%, due 10/1/32	16,945,000	19,196,540
Series A
5.00%, due 10/1/35	3,955,000	4,274,347
Series A
5.00%, due 10/1/36	3,750,000	4,138,828
Series A
5.00%, due 10/1/43	5,950,000	6,135,756
Series A
5.25%, due 10/1/48	5,000,000	5,418,413
Washington Metropolitan Area Transit Authority, Green bond, Revenue Bonds
Series A, Insured: BAM
3.00%, due 7/15/36	5,175,000	4,942,674
Series A
4.00%, due 7/15/39	5,600,000	5,724,170
Series A
5.50%, due 7/15/51	13,275,000	15,160,243
Washington Metropolitan Area Transit Authority, Green bond, Revenue Bonds, Second Lien
Series A
5.00%, due 7/15/44	4,500,000	5,044,868
Series A
5.00%, due 7/15/48	6,105,000	6,731,962
Series A
5.25%, due 7/15/53	16,225,000	18,136,329
		218,861,198
Florida 5.2%
Alachua County Health Facilities Authority, Shands Teaching Hospital & Clinics Obligated Group, Revenue Bonds
Series A
4.648%, due 12/1/37	15,635,000	14,530,118
City of Cape Coral, Water & Sewer, Revenue Bonds
Insured: BAM
4.00%, due 10/1/42	13,820,000	13,904,226
City of Fort Lauderdale, Parks and Recreation Project, Unlimited General Obligation
Series A
5.00%, due 7/1/48	4,255,000	4,698,322
City of Gainesville, Utilities System, Revenue Bonds
Series A
5.00%, due 10/1/44	14,645,000	15,618,794
City of South Miami, Miami Health Facilities Authority, Inc., Revenue Bonds
5.00%, due 8/15/42	17,115,000	17,583,208
City of Tampa, Revenue Bonds
Series C, Insured: BAM
3.00%, due 10/1/36	4,440,000	4,168,099

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
City of Tampa, BayCare, Revenue Bonds
Series A
5.00%, due 11/15/46	$ 6,000,000	$ 6,111,472
City of Tampa, Centre & Lower Basis Storm Water, Special Assessment
5.25%, due 5/1/43	4,155,000	4,430,290
5.25%, due 5/1/46	4,000,000	4,251,098
County of Brevard, Solid Waste Management System, Revenue Bonds
5.50%, due 9/1/53	8,720,000	9,724,575
County of Broward, Tourist Development Tax, Revenue Bonds
4.00%, due 9/1/40	5,000,000	5,020,306
County of Broward, Airport System, Revenue Bonds
5.00%, due 10/1/42 (b)	5,045,000	5,170,263
County of Lee, Airport, Revenue Bonds (b)
Series A
5.00%, due 10/1/24	3,785,000	3,817,039
Series A
5.00%, due 10/1/24	815,000	821,899
Series A
5.00%, due 10/1/29	11,000,000	11,912,679
Series B
5.00%, due 10/1/37	3,750,000	4,068,318
Series B
5.00%, due 10/1/46	4,750,000	4,987,872
County of Miami-Dade, Water & Sewer System, Revenue Bonds
Insured: BAM
3.00%, due 10/1/36	2,100,000	1,945,239
Series B
4.00%, due 10/1/38	5,000,000	5,074,591
Series B, Insured: BAM
4.00%, due 10/1/49	39,630,000	39,124,171
Series B
5.00%, due 10/1/33	4,250,000	4,362,523
County of Miami-Dade, Transit System, Revenue Bonds
3.00%, due 7/1/37	4,000,000	3,681,872
4.00%, due 7/1/32	10,000,000	10,236,801
County of Miami-Dade, Aviation, Revenue Bonds (b)
Series A
5.00%, due 10/1/36	5,000,000	5,010,081
Series A
5.00%, due 10/1/38	4,650,000	4,693,212
County of Pasco, State of Florida Cigarette Tax Revenue, Revenue Bonds
Series A, Insured: AGM
5.75%, due 9/1/54	17,500,000	19,689,554
County of Sarasota, Utility System, Revenue Bonds
5.25%, due 10/1/52	12,795,000	14,242,903
Florida Municipal Power Agency, All-Requirements Power Supply Project, Revenue Bonds
Series A
5.00%, due 10/1/26	3,500,000	3,690,314

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
Florida State Board of Governors, Revenue Bonds
Series A, Insured: BAM
5.00%, due 11/1/48	$ 4,940,000	$ 5,353,134
Greater Orlando Aviation Authority, Revenue Bonds (b)
Series A
5.00%, due 10/1/31	3,500,000	3,574,045
Series A
5.00%, due 10/1/32	3,500,000	3,573,790
Series A
5.00%, due 10/1/47	3,335,000	3,391,968
Hillsborough County Aviation Authority, Tampa International Airport, Revenue Bonds
Series A
5.00%, due 10/1/47 (b)	7,000,000	7,430,521
JEA Water & Sewer System, Revenue Bonds
Series A
5.50%, due 10/1/54	25,000,000	28,521,587
Miami-Dade County Health Facilities Authority, Nicklaus Children's Hospital Project, Revenue Bonds
Series A, Insured: AGM-CR
4.00%, due 8/1/46	5,000,000	4,968,853
North Broward Hospital District, Revenue Bonds
Series B
5.00%, due 1/1/42	6,500,000	6,716,649
Orange County Health Facilities Authority, Orlando Health, Revenue Bonds
Series A
4.00%, due 10/1/49	3,530,000	3,428,387
4.00%, due 10/1/52	7,000,000	6,801,703
School Board of Miami-Dade County (The), Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 3/15/35	6,060,000	7,056,934
Series A, Insured: BAM
5.00%, due 3/15/52	5,755,000	6,180,218
School District of Broward County, Certificate of Participation
Series A, Insured: AGM
5.00%, due 7/1/27	3,750,000	3,855,030
South Broward Hospital District, Revenue Bonds
Series A
3.00%, due 5/1/51	8,000,000	5,872,351
Series A, Insured: BAM
3.00%, due 5/1/51	21,200,000	16,317,288
4.00%, due 5/1/48	4,750,000	4,556,905
South Florida Water Management District, Certificate of Participation
5.00%, due 10/1/34	12,955,000	13,490,109
State of Florida, Department of Transportation Turnpike System, Revenue Bonds
Series B
3.00%, due 7/1/49	3,750,000	2,978,245
Series C
3.00%, due 7/1/51	8,150,000	6,362,451

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
State of Florida, Department of Transportation Turnpike System, Revenue Bonds
Series A
3.50%, due 7/1/29	$ 7,250,000	$ 7,275,250
State of Florida, Capital Outlay, Unlimited General Obligation
Series C
3.15%, due 6/1/29	4,750,000	4,749,486
Tampa Bay Water, Revenue Bonds
Series A
4.00%, due 10/1/28	4,500,000	4,566,971
Series A
5.00%, due 10/1/26	5,780,000	5,976,707
Village Community Development District No. 8, Special Assessment
Insured: AGM
3.50%, due 5/1/40	4,910,000	4,738,005
West Palm Beach Community Redevelopment Agency, City center community redevelopment, Tax Allocation
Insured: AGM-CR
5.00%, due 3/1/34	8,450,000	9,350,326
Insured: AGM-CR
5.00%, due 3/1/35	9,020,000	9,983,644
Wildwood Utility Dependent District, Revenue Bonds
Insured: AGM
5.25%, due 10/1/43	10,250,000	11,463,271
Insured: AGM
5.50%, due 10/1/53	14,000,000	15,509,208
		456,612,875
Georgia 2.5%
Augusta Development Authority, WellStar Health System Project, Revenue Bonds
Series A, Insured: AGM
5.125%, due 4/1/53	5,400,000	5,831,537
Brookhaven Development Authority, Children's Healthcare of Atlanta, Revenue Bonds
Series A
4.00%, due 7/1/44	10,935,000	10,974,145
Series A
4.00%, due 7/1/49	17,190,000	16,837,492
City of Atlanta, Airport Passenger Facility Charge, Revenue Bonds, Sub. Lien
Series D
4.00%, due 7/1/35 (b)	13,820,000	14,042,755
City of Atlanta, Water & Wastewater, Revenue Bonds
5.00%, due 11/1/29	4,250,000	4,359,799
City of Atlanta, Public Improvement, Unlimited General Obligation
Series A-1
5.00%, due 12/1/42	11,750,000	13,250,435
City of Dalton (The), Georgia Combined Utilities, Revenue Bonds
5.00%, due 3/1/30	2,055,000	2,168,200
Dalton Whitfield County Joint Development Authority, Hamilton Health Care System, Revenue Bonds
4.00%, due 8/15/48	4,375,000	4,190,007

	Principal Amount	Value
Long-Term Municipal Bonds
Georgia
Development Authority of Appling County, Oglethorpe Power Corp. Project, Revenue Bonds
Series A
1.50%, due 1/1/38 (a)	$ 2,500,000	$ 2,406,753
Development Authority of Burke County (The), Oglethorpe Power Corp. Project, Revenue Bonds
Series A
1.50%, due 1/1/40 (a)	6,315,000	6,079,459
Development Authority of Monroe County (The), Oglethorpe Power Corp. Scherer Project, Revenue Bonds
Series A
1.50%, due 1/1/39 (a)	5,865,000	5,646,243
Gainesville & Hall County Hospital Authority, Northeast Georgia Health System, Revenue Bonds
Series A
2.50%, due 2/15/51	8,500,000	5,619,676
Series B, Insured: County Guaranteed
5.50%, due 2/15/42	9,290,000	9,803,576
Georgia Ports Authority, Revenue Bonds
4.00%, due 7/1/47	3,000,000	3,021,823
5.25%, due 7/1/43	4,695,000	5,376,228
5.25%, due 7/1/52	4,750,000	5,312,636
Griffin-Spalding County Hospital Authority, WellStar Health System, Revenue Bonds
4.00%, due 4/1/42	3,500,000	3,501,904
Main Street Natural Gas, Inc., Revenue Bonds
Series C
4.00%, due 3/1/50 (a)	2,500,000	2,515,598
Series C
4.00%, due 5/1/52 (a)	6,960,000	6,979,448
Series A
4.00%, due 7/1/52 (a)	21,645,000	21,748,532
Series A
4.00%, due 9/1/52 (a)	21,190,000	21,216,483
Series A
5.00%, due 5/15/34	2,750,000	2,923,310
Series A
5.00%, due 5/15/37	2,265,000	2,473,861
Municipal Electric Authority of Georgia, Project One Subordinated Bonds, Revenue Bonds
Series A, Insured: AGM-CR
4.00%, due 1/1/41	2,545,000	2,570,191
Series A
4.00%, due 1/1/49	4,850,000	4,618,034
Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project, Revenue Bonds
Series B
4.00%, due 1/1/49	5,500,000	5,212,796
Series A
5.00%, due 1/1/39	10,000,000	10,388,858
Series A
5.25%, due 7/1/64	6,500,000	6,915,152
Municipal Electric Authority of Georgia, Power, Revenue Bonds
Series HH
5.00%, due 1/1/36	3,515,000	3,718,149

	Principal Amount	Value
Long-Term Municipal Bonds
Georgia
Municipal Electric Authority of Georgia, Power, Revenue Bonds
Series GG
5.00%, due 1/1/43	$ 3,000,000	$ 3,000,918
Series HH
5.00%, due 1/1/44	2,700,000	2,776,597
		215,480,595
Guam 0.1%
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
5.00%, due 1/1/46	5,000,000	5,081,856
Series A
5.00%, due 1/1/50	1,660,000	1,720,416
Guam Power Authority, Revenue Bonds
Series A, Insured: AGM
5.00%, due 10/1/44	655,000	658,720
		7,460,992
Hawaii 0.5%
City & County of Honolulu, Wastewater System, Revenue Bonds, Senior Lien
Series B
4.00%, due 7/1/29	8,450,000	8,571,091
City & County of Honolulu, Unlimited General Obligation
Series C
4.00%, due 10/1/31	5,500,000	5,664,125
Series C
4.00%, due 10/1/32	4,500,000	4,565,345
Series B
5.00%, due 10/1/25	3,725,000	3,857,776
Series D
5.00%, due 3/1/26	2,500,000	2,614,603
State of Hawaii, Unlimited General Obligation
Series FB
4.00%, due 4/1/31	6,300,000	6,441,670
Series FK
4.00%, due 5/1/32	4,300,000	4,426,819
State of Hawaii Department of Budget & Finance, Hawaiian Electric Co., Inc., Revenue Bonds
Insured: AGM-CR
3.50%, due 10/1/49 (b)	5,675,000	4,743,848
		40,885,277
Idaho 0.0% ‡
Boise State University, Revenue Bonds
Series A
5.25%, due 4/1/53	3,600,000	4,007,187

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois 7.9%
Chicago Board of Education, Capital Appreciation, School Reform, Unlimited General Obligation
Series A, Insured: NATL-RE
(zero coupon), due 12/1/26	$ 17,245,000	$ 15,497,771
Chicago Board of Education, Unlimited General Obligation
Series A, Insured: AGM
5.00%, due 12/1/27	7,000,000	7,364,494
Chicago Board of Education, Dedicated Capital Improvement, Revenue Bonds
5.75%, due 4/1/48	17,500,000	19,376,093
6.00%, due 4/1/46	16,560,000	17,301,928
Chicago Midway International Airport, Revenue Bonds, Senior Lien (b)
Series C
5.00%, due 1/1/25	6,500,000	6,571,755
Series C
5.00%, due 1/1/26	4,000,000	4,098,467
Series C
5.00%, due 1/1/27	5,000,000	5,218,898
Chicago Midway International Airport, Revenue Bonds, Second Lien
Series B
5.00%, due 1/1/26	2,880,000	2,880,327
Chicago O'Hare International Airport, General, Revenue Bonds, Senior Lien
Series A, Insured: AGM
4.00%, due 1/1/36	8,100,000	8,464,553
Series A
4.00%, due 1/1/36	12,500,000	12,892,171
Series A, Insured: BAM
4.00%, due 1/1/43 (b)	13,500,000	13,316,924
Series D, Insured: AGM
5.00%, due 1/1/38	4,750,000	5,384,233
Series D
5.00%, due 1/1/52 (b)	3,250,000	3,277,457
Series F
5.25%, due 1/1/29	3,060,000	3,253,412
Series A, Insured: AGM
5.50%, due 1/1/53 (b)	23,525,000	25,302,471
Chicago O'Hare International Airport, General, Revenue Bonds
Series B
5.00%, due 1/1/27	5,660,000	5,747,917
Series A
5.00%, due 1/1/31 (b)	8,500,000	8,581,500
Chicago O'Hare International Airport, Passenger Facility Charge, Revenue Bonds
Series A
5.00%, due 1/1/30	2,665,000	2,667,337
Chicago Park District, Limited Tax, Limited General Obligation
Series C
4.00%, due 1/1/35	4,000,000	4,114,297
Series B
5.00%, due 1/1/25	2,140,000	2,141,873

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Chicago Park District, Limited Tax, Limited General Obligation
Series A
5.00%, due 1/1/35	$ 2,000,000	$ 2,053,848
Chicago Transit Authority Sales Tax Receipts Fund, Revenue Bonds
Insured: AGM
5.00%, due 12/1/44	16,690,000	16,720,416
Chicago Transit Authority Sales Tax Receipts Fund, Revenue Bonds, Second Lien
5.00%, due 12/1/46	4,530,000	4,641,422
City of Chicago, Unlimited General Obligation
Series B
4.00%, due 1/1/37	4,750,000	4,780,656
Series A
5.00%, due 1/1/32	1,400,000	1,530,749
Series A
5.00%, due 1/1/33	1,425,000	1,557,200
Series A
5.50%, due 1/1/40	4,650,000	5,053,809
Series A
5.50%, due 1/1/49	5,000,000	5,158,153
Series A
6.00%, due 1/1/38	39,050,000	40,912,806
Series A, Insured: BAM
6.00%, due 1/1/38	5,000,000	5,267,133
City of Chicago, Waterworks, Revenue Bonds, Second Lien
4.00%, due 11/1/37	265,000	265,047
Series 2, Insured: AGM
5.00%, due 11/1/32	4,000,000	4,286,613
Series 2, Insured: AGM
5.00%, due 11/1/33	8,550,000	9,158,979
5.00%, due 11/1/39	5,620,000	5,659,720
Insured: AGM
5.25%, due 11/1/33	4,000,000	4,320,105
Insured: AGM
5.25%, due 11/1/34	1,860,000	2,007,061
Insured: AGM
5.25%, due 11/1/35	2,275,000	2,448,283
Series A, Insured: AGM
5.25%, due 11/1/48	5,000,000	5,572,012
Series A, Insured: AGM
5.50%, due 11/1/62	4,320,000	4,789,575
City of Chicago, Wastewater Transmission Project, Revenue Bonds, Second Lien
5.00%, due 1/1/28	1,000,000	1,003,008
Series B, Insured: AGM-CR
5.00%, due 1/1/30	6,435,000	6,794,976
Insured: BAM
5.00%, due 1/1/44	11,240,000	11,253,756
Series A, Insured: AGM
5.25%, due 1/1/42	3,750,000	3,911,798

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
City of Chicago, Wastewater Transmission Project, Revenue Bonds, Second Lien
Series A, Insured: AGM
5.50%, due 1/1/62	$ 5,280,000	$ 5,862,593
City of Chicago Heights, Unlimited General Obligation
Series B, Insured: BAM
5.25%, due 12/1/34	1,865,000	2,022,943
Cook County High School District No. 209, Proviso Township, Limited General Obligation
Series B, Insured: AGM
4.00%, due 12/1/38	3,000,000	3,044,671
County of Cook, Sales Tax, Revenue Bonds
4.00%, due 11/15/37	4,250,000	4,351,161
County of Cook, Unlimited General Obligation
Series A
5.00%, due 11/15/24	3,750,000	3,798,915
Grundy County School District No. 54, Unlimited General Obligation
Series C, Insured: BAM
3.00%, due 12/1/25	2,960,000	2,948,190
Illinois Finance Authority, Maine Township High School District No. 207, Revenue Bonds
4.00%, due 12/1/37	3,500,000	3,609,972
Illinois Finance Authority, University of Chicago (The), Revenue Bonds
Series A
4.00%, due 10/1/38	8,500,000	8,504,368
Illinois Finance Authority, University of Chicago Medical Center Obligated Group, Revenue Bonds
Series B
4.00%, due 8/15/41	3,500,000	3,501,492
Illinois Finance Authority, Northwestern Memorial Healthcare, Revenue Bonds
Series A
4.00%, due 7/15/47	16,660,000	16,279,169
Illinois Municipal Electric Agency, Revenue Bonds
Series A
4.00%, due 2/1/33	8,750,000	8,776,504
Series A
4.00%, due 2/1/34	5,650,000	5,662,641
Series A
5.00%, due 2/1/32	5,000,000	5,108,355
Illinois Sports Facilities Authority (The), Revenue Bonds
Insured: AGM
5.25%, due 6/15/31	4,000,000	4,021,645
Illinois State Toll Highway Authority, Revenue Bonds, Senior Lien
Series B
5.00%, due 1/1/34	3,250,000	3,259,879
Series B
5.00%, due 1/1/41	6,000,000	6,161,888
Illinois State Toll Highway Authority, Revenue Bonds
Series A
5.00%, due 1/1/37	5,000,000	5,124,081
Lake County Community High School District No. 115, Lake Forest, Unlimited General Obligation
4.25%, due 11/1/41	7,260,000	7,512,920

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Lake County Community High School District No. 115, Lake Forest, Unlimited General Obligation
4.50%, due 11/1/42	$ 7,585,000	$ 7,956,359
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Capital Appreciation, Revenue Bonds
Series A, Insured: NATL-RE
(zero coupon), due 6/15/35	20,150,000	13,214,906
Series A, Insured: NATL-RE
(zero coupon), due 6/15/36	30,550,000	19,033,001
Series B-1, Insured: AGM
(zero coupon), due 6/15/43	13,720,000	6,014,178
Northern Illinois Municipal Power Agency, Revenue Bonds
Series A
5.00%, due 12/1/41	5,125,000	5,240,689
Rock Island County Public Building Commission, County of Rock Island, Revenue Bonds
Insured: AGM
5.00%, due 12/1/36	2,145,000	2,254,774
Sales Tax Securitization Corp., Revenue Bonds
Series A
4.00%, due 1/1/48	10,000,000	9,594,347
Series A, Insured: BAM
4.00%, due 1/1/48	9,500,000	9,225,603
Series C
5.00%, due 1/1/25	4,000,000	4,062,194
Series A
5.00%, due 1/1/28	3,685,000	3,992,295
Series C
5.25%, due 1/1/34	7,500,000	8,249,889
Series C, Insured: BAM
5.25%, due 1/1/48	35,150,000	37,135,845
Sangamon County School District No. 186, Springfield, Unlimited General Obligation
Insured: AGM
5.50%, due 6/1/58	9,475,000	10,427,634
Southern Illinois University, Housing & Auxiliary Facilities System, Revenue Bonds
Series B, Insured: BAM
5.00%, due 4/1/29	1,620,000	1,646,962
Series B, Insured: BAM
5.00%, due 4/1/30	1,000,000	1,015,728
State of Illinois, Unlimited General Obligation
Insured: BAM
4.00%, due 6/1/41	6,450,000	6,354,550
Series D
5.00%, due 11/1/26	7,375,000	7,736,611
5.00%, due 2/1/27	3,980,000	4,188,306
Series D
5.00%, due 11/1/27	10,000,000	10,663,712
5.00%, due 1/1/28	5,155,000	5,318,894
Series D
5.00%, due 11/1/28	6,280,000	6,702,845
5.00%, due 5/1/29	2,660,000	2,669,037

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
State of Illinois, Unlimited General Obligation
Series A
5.00%, due 12/1/34	$ 4,500,000	$ 4,756,080
5.25%, due 2/1/32	8,550,000	8,560,794
Series A
5.50%, due 3/1/47	4,750,000	5,240,720
Series A
6.00%, due 5/1/27	8,190,000	8,911,154
State of Illinois, Build America Bonds, Unlimited General Obligation
Series 4, Insured: AGM-CR
6.875%, due 7/1/25	6,335,000	6,446,893
United City of Yorkville, Special Tax
Insured: AGM
5.00%, due 3/1/32	3,016,000	3,113,809
Village of Bellwood, Unlimited General Obligation
Insured: AGM
5.00%, due 12/1/29	1,500,000	1,554,363
Village of Rosemont, Corporate Purpose, Unlimited General Obligation
Series A, Insured: AGM
5.00%, due 12/1/40	6,790,000	7,064,476
Village of Schaumburg, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 12/1/41	32,050,000	32,058,964
Will County School District No. 114, Manhattan, Unlimited General Obligation
Insured: BAM
5.50%, due 1/1/49	6,210,000	6,930,913
		689,488,915
Indiana 1.1%
Crown Point Multi School Building Corp., Revenue Bonds
Insured: State Intercept
5.00%, due 1/15/40	8,500,000	9,345,889
Greater Clark Building Corp., Revenue Bonds
Insured: State Intercept
6.00%, due 7/15/38	5,700,000	6,924,032
Indiana Finance Authority, Indiana University Health, Revenue Bonds
Series L
0.70%, due 12/1/46 (a)	5,000,000	4,666,992
Series A
5.00%, due 10/1/41	7,750,000	8,686,876
Series A
5.00%, due 10/1/42	12,220,000	13,648,523
Series A
5.00%, due 10/1/46	4,000,000	4,396,108
Indiana Finance Authority, CWA Authority, Inc., Revenue Bonds, First Lien
Series B
5.25%, due 10/1/47	13,695,000	14,802,864

	Principal Amount	Value
Long-Term Municipal Bonds
Indiana
Indiana Housing & Community Development Authority, Revenue Bonds
Series A-1, Insured: GNMA / FNMA / FHLMC
5.75%, due 7/1/53	$ 2,725,000	$ 2,896,542
Indiana Municipal Power Agency, Revenue Bonds
Series A
5.00%, due 1/1/42	15,425,000	15,766,176
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds
Series I
5.00%, due 1/1/28 (b)	4,350,000	4,387,415
Series D
6.00%, due 2/1/48	8,150,000	9,674,843
		95,196,260
Iowa 0.3%
Ames Community School District, Unlimited General Obligation
1.875%, due 6/1/36	4,000,000	3,107,637
1.875%, due 6/1/37	4,000,000	3,044,780
City of Des Moines, Unlimited General Obligation
Series F
2.00%, due 6/1/37	4,450,000	3,420,004
Iowa Finance Authority, Iowa Health System Obligated Group, Revenue Bonds
Series E
5.00%, due 8/15/32	2,500,000	2,576,772
PEFA, Inc., Revenue Bonds
5.00%, due 9/1/49 (a)	8,175,000	8,382,366
Waukee Community School District, Unlimited General Obligation
Series B
2.00%, due 6/1/37	4,265,000	3,291,914
		23,823,473
Kansas 0.1%
City of Hutchinson, Hutchinson Regional Medical Center, Inc., Revenue Bonds
5.00%, due 12/1/26	565,000	562,756
5.00%, due 12/1/28	410,000	407,308
5.00%, due 12/1/30	500,000	497,765
City of Topeka, Combined Utility, Revenue Bonds
Series A
4.00%, due 8/1/48	6,000,000	5,809,773
		7,277,602
Kentucky 0.8%
County of Warren, Bowling Green-Warren County Community Hospital Corp., Revenue Bonds
5.25%, due 4/1/54	13,375,000	14,750,299
Kentucky Public Energy Authority, Gas Supply, Revenue Bonds
Series C
4.00%, due 2/1/50 (a)	8,640,000	8,658,017
Series A-1
4.00%, due 8/1/52 (a)	9,125,000	9,143,168

	Principal Amount	Value
Long-Term Municipal Bonds
Kentucky
Kentucky Public Energy Authority, Gas Supply, Revenue Bonds
Series A-2
4.758%, due 8/1/52	$ 18,960,000	$ 18,306,426
Series C-2
4.948%, due 12/1/49	5,750,000	5,743,508
Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds
Insured: AGM-CR
4.00%, due 6/1/29	3,020,000	3,083,581
Louisville/Jefferson County Metropolitan Government, UofL Health Project, Revenue Bonds
Series A, Insured: AGM
5.00%, due 5/15/47	8,250,000	8,726,550
		68,411,549
Louisiana 0.3%
City of Shreveport, Unlimited General Obligation
Insured: BAM
5.00%, due 8/1/30	4,355,000	4,600,749
Ernest N Morial New Orleans Exhibition Hall Authority, Special Tax
5.50%, due 7/15/53	12,500,000	14,070,881
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Obligated Group, Revenue Bonds
4.00%, due 5/15/42	4,250,000	4,196,550
		22,868,180
Maine 0.0% ‡
Maine Municipal Bond Bank, Revenue Bonds
Series B
3.50%, due 11/1/29	3,700,000	3,741,196
Maryland 0.6%
County of Baltimore, Unlimited General Obligation
3.50%, due 8/1/29	8,200,000	8,144,706
County of Frederick, Public Facilities Project, Unlimited General Obligation
Series A
1.75%, due 10/1/36	5,630,000	4,346,087
Maryland Community Development Administration, Revenue Bonds
Series E, Insured: GNMA / FNMA / FHLMC
6.25%, due 3/1/54	6,125,000	6,717,408
Maryland Health & Higher Educational Facilities Authority, MedStar Health Obligated Group, Revenue Bonds
5.00%, due 8/15/42	6,350,000	6,396,763
Maryland Stadium Authority, Baltimore City Public School Construction Financing Fund, Revenue Bonds
Series A, Insured: State Intercept
5.00%, due 5/1/34	4,250,000	4,603,249
State of Maryland, Revenue Bonds
3.00%, due 11/1/30	10,750,000	10,510,245
3.00%, due 11/1/31	6,375,000	6,153,042
State of Maryland, Unlimited General Obligation
Series A
5.00%, due 3/15/36	4,010,000	4,789,877

	Principal Amount	Value
Long-Term Municipal Bonds
Maryland
State of Maryland, State and Local Facilities Loan, Unlimited General Obligation
Series A
5.00%, due 6/1/33	$ 4,250,000	$ 5,074,504
		56,735,881
Massachusetts 1.6%
City of Boston, Unlimited General Obligation
Series A
5.00%, due 11/1/38	5,750,000	6,801,935
City of Cambridge, Limited General Obligation
5.00%, due 2/15/26	2,000,000	2,099,724
City of Worcester, Limited General Obligation
Insured: AGM
3.00%, due 2/1/37	2,750,000	2,556,328
Commonwealth of Massachusetts, Consolidated Loan, Limited General Obligation
Series B
3.00%, due 2/1/48	31,045,000	25,153,165
Series C
3.00%, due 3/1/49	13,250,000	10,640,727
Series B
3.00%, due 4/1/49	7,465,000	5,992,748
Series D
5.00%, due 7/1/25	9,500,000	9,789,405
Series A
5.00%, due 4/1/37	2,950,000	3,119,529
Commonwealth of Massachusetts, Consolidated Loan, Unlimited General Obligation
Series C
5.00%, due 10/1/52	5,500,000	5,993,703
Massachusetts Bay Transportation Authority, Sales Tax, Revenue Bonds
Series A
(zero coupon), due 7/1/31	11,500,000	8,710,697
Massachusetts Bay Transportation Authority, Sales Tax, Revenue Bonds, Senior Lien
Series B
4.00%, due 7/1/35	10,250,000	10,277,898
Massachusetts Development Finance Agency, Partners Healthcare System Issue, Revenue Bonds
Series O-2
5.00%, due 7/1/27	4,700,000	4,835,178
Massachusetts Development Finance Agency, Harvard University Issue, Revenue Bonds
Series B
5.00%, due 11/15/32	10,000,000	12,154,889
Massachusetts Development Finance Agency, Dana-Farber Cancer Institute, Revenue Bonds
Series N
5.00%, due 12/1/41	13,015,000	13,458,003
Massachusetts School Building Authority, Revenue Bonds, Senior Lien
Series B
5.00%, due 11/15/33	8,500,000	8,952,754
Town of Middleton, Limited General Obligation
2.00%, due 12/15/39	2,675,000	1,983,417

	Principal Amount	Value
Long-Term Municipal Bonds
Massachusetts
Town of Natick, Qualified Municipal Purpose Loan, Limited General Obligation
4.00%, due 7/15/36	$ 1,490,000	$ 1,542,353
Town of Stoneham, Limited General Obligation
2.25%, due 1/15/39	4,430,000	3,475,019
		137,537,472
Michigan 1.6%
Downriver Utility Wastewater Authority, Revenue Bonds
Insured: AGM
5.00%, due 4/1/31	1,600,000	1,737,699
Great Lakes Water Authority, Sewage Disposal System, Revenue Bonds, Second Lien
Series C
5.00%, due 7/1/36	3,000,000	3,110,546
Great Lakes Water Authority, Water Supply System, Revenue Bonds, Senior Lien
Series C
5.25%, due 7/1/33	7,175,000	7,535,311
Series C
5.25%, due 7/1/35	8,175,000	8,573,358
Holly Area School District, Unlimited General Obligation
Series I, Insured: Q-SBLF
5.25%, due 5/1/48	3,415,000	3,692,099
Lapeer Community Schools, Unlimited General Obligation
Insured: AGM
5.25%, due 5/1/46	9,000,000	10,003,582
Michigan Finance Authority, McLaren Health Care Corp., Revenue Bonds
Series A
4.00%, due 2/15/44	8,500,000	8,319,156
Michigan Finance Authority, Trinity Health Corp. Obligated Group, Revenue Bonds
Series MI
4.00%, due 12/1/45	7,725,000	7,602,910
Michigan Finance Authority, BHSH System Obligated Group, Revenue Bonds
Series A
5.00%, due 4/15/28	6,600,000	7,182,486
Michigan Finance Authority, Great Lakes Water Authority Sewage Disposal System, Revenue Bonds, Second Lien
Series C-7, Insured: NATL-RE
5.00%, due 7/1/32	2,000,000	2,011,847
Michigan Finance Authority, Great Lakes Water Authority Sewage Disposal System, Revenue Bonds, Senior Lien
Series C-3, Insured: AGM
5.00%, due 7/1/33	2,500,000	2,516,768
Michigan Finance Authority, Great Lakes Water Authority Water Supply System, Revenue Bonds
Series D-6, Insured: NATL-RE
5.00%, due 7/1/36	6,350,000	6,382,123
Michigan Finance Authority, Beaumont Health Obligated Group, Revenue Bonds
Series A
5.00%, due 11/1/44	4,860,000	4,891,821
Michigan Finance Authority, Bronson Health Care Group, Revenue Bonds
Series A
5.00%, due 5/15/54	11,870,000	12,088,111

	Principal Amount	Value
Long-Term Municipal Bonds
Michigan
Michigan State Housing Development Authority, Revenue Bonds
Series A
3.75%, due 4/1/27	$ 8,500,000	$ 8,505,300
Southgate Community School District, Unlimited General Obligation
Series II, Insured: Q-SBLF
5.25%, due 5/1/49	9,440,000	10,409,294
State of Michigan, Trunk Line, Revenue Bonds
Series A
4.00%, due 11/15/44	31,625,000	32,252,990
		136,815,401
Minnesota 1.3%
City of Rochester, Mayo Clinic, Revenue Bonds
4.00%, due 11/15/39	16,425,000	17,323,727
Elk River Independent School District No. 728, Unlimited General Obligation
Series A, Insured: SD CRED PROG
2.25%, due 2/1/36	5,250,000	4,541,248
Series A, Insured: SD CRED PROG
2.50%, due 2/1/38	9,000,000	7,548,548
Metropolitan Council, Minneapolis-St.Paul Metropolitan Area, Unlimited General Obligation
Series A
3.00%, due 3/1/29	5,500,000	5,521,237
Minneapolis-St Paul Metropolitan Airports Commission, Revenue Bonds
Series B
5.00%, due 1/1/28 (b)	5,000,000	5,302,396
Minnesota Agricultural & Economic Development Board, HealthPartners Obligated Group, Revenue Bonds
5.25%, due 1/1/47	9,250,000	10,338,271
5.25%, due 1/1/54	20,000,000	22,037,738
Minnesota Housing Finance Agency, Residential Housing Finance, Revenue Bonds
Series R, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/54	6,000,000	6,585,620
Moorhead Independent School District No. 152, Unlimited General Obligation
Series A, Insured: SD CRED PROG
2.50%, due 2/1/38	8,000,000	6,714,784
State of Minnesota, Unlimited General Obligation
Series B
1.625%, due 8/1/37	4,000,000	2,915,662
Series B
5.00%, due 8/1/26	11,000,000	11,632,192
White Bear Lake Independent School District No. 624, Unlimited General Obligation
Series A, Insured: SD CRED PROG
2.50%, due 2/1/39	8,300,000	6,828,386
Series A, Insured: SD CRED PROG
2.50%, due 2/1/40	8,105,000	6,557,070
Series A, Insured: SD CRED PROG
3.00%, due 2/1/43	4,060,000	3,420,900
		117,267,779

	Principal Amount	Value
Long-Term Municipal Bonds
Missouri 0.9%
Health & Educational Facilities Authority of the State of Missouri, Mercy Health, Revenue Bonds
3.00%, due 6/1/53	$ 4,500,000	$ 3,303,907
4.00%, due 6/1/53	9,750,000	9,368,616
5.50%, due 12/1/48	16,245,000	18,336,091
Health & Educational Facilities Authority of the State of Missouri, St Luke's Health System, Revenue Bonds
Series A
4.00%, due 11/15/48	8,500,000	8,396,527
Health & Educational Facilities Authority of the State of Missouri, CoxHealth, Revenue Bonds
Series A
4.00%, due 11/15/49	6,750,000	6,541,141
Health & Educational Facilities Authority of the State of Missouri, BJC Healthcare, Revenue Bonds
Series D
4.00%, due 1/1/58 (a)	13,000,000	12,334,175
Missouri Housing Development Commission, First Place Homeownership Loan Program, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
4.25%, due 5/1/47	1,880,000	1,885,804
Missouri Joint Municipal Electric Utility Commission, Prairie State Project, Revenue Bonds
Series A
5.00%, due 12/1/31	3,000,000	3,056,090
Missouri State Environmental Improvement & Energy Resources Authority, Union Electric Co., Revenue Bonds
Series B
2.90%, due 9/1/33	5,500,000	5,190,956
St. Charles County School District No. R-IV, Wentzville, Unlimited General Obligation
Insured: State Aid Direct Deposit
1.875%, due 3/1/40	11,145,000	8,011,954
		76,425,261
Montana 0.2%
Montana Facility Finance Authority, Benefis Health System Obligated Group, Revenue Bonds
5.00%, due 2/15/33	1,320,000	1,374,539
Montana State Board of Regents, University of Montana/Missoula, Revenue Bonds
Insured: AGM
5.25%, due 11/15/52	7,370,000	8,107,809
Silver Bow County School District No. 1, School Building, Unlimited General Obligation
4.00%, due 7/1/33	2,020,000	2,102,057
Yellowstone County K-12, School District No. 26 Lockwood, Unlimited General Obligation
5.00%, due 7/1/29	2,010,000	2,206,939
5.00%, due 7/1/30	2,000,000	2,194,385
5.00%, due 7/1/31	2,265,000	2,478,881
5.00%, due 7/1/32	2,550,000	2,782,346
		21,246,956
Nebraska 0.8%
County of Sarpy, Highway Allocation Fund, Limited General Obligation
1.875%, due 6/1/39	2,890,000	2,104,618
Metropolitan Utilities District of Omaha, Revenue Bonds
3.30%, due 12/1/29	2,845,000	2,851,188
3.40%, due 12/1/30	7,000,000	7,017,408

	Principal Amount	Value
Long-Term Municipal Bonds
Nebraska
Omaha Public Power District, Electric System, Revenue Bonds
Series A
5.00%, due 2/1/47	$ 19,000,000	$ 20,837,788
Omaha Public Power District, Revenue Bonds
Series A
5.25%, due 2/1/52	21,430,000	23,688,028
Omaha School District, Unlimited General Obligation
1.75%, due 12/15/36	7,635,000	5,940,794
1.75%, due 12/15/37	6,755,000	5,098,257
		67,538,081
Nevada 1.4%
City of Reno, Capital Improvement, Revenue Bonds
Series A-1, Insured: AGM
4.00%, due 6/1/46	1,600,000	1,526,140
Clark County School District, Limited General Obligation
Series B, Insured: BAM
3.00%, due 6/15/36	5,500,000	5,112,769
County of Clark, Regional Transportation Commission of Southern Nevada Motor Fuel Tax, Revenue Bonds
Insured: AGM
4.00%, due 7/1/40	16,500,000	16,803,770
County of Clark, Limited General Obligation
4.00%, due 7/1/44	4,900,000	4,912,994
Las Vegas Convention & Visitors Authority, Convention Center Expansion, Revenue Bonds
Series B
4.00%, due 7/1/49	28,845,000	27,988,168
Series B
5.00%, due 7/1/34	2,500,000	2,898,445
Series B
5.00%, due 7/1/43	25,635,000	27,064,300
Series A
5.00%, due 7/1/49	8,150,000	8,880,642
Series B
5.25%, due 7/1/49	8,000,000	8,773,538
Las Vegas Valley Water District, Limited General Obligation
5.00%, due 6/1/33	7,600,000	7,719,516
Las Vegas Valley Water District, Water Improvement, Limited General Obligation
Series A
5.00%, due 6/1/41	6,500,000	6,712,695
Series A
5.00%, due 6/1/46	5,155,000	5,293,431
		123,686,408
New Hampshire 0.1%
New Hampshire Housing Finance Authority, Revenue Bonds
Series D, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/55	7,500,000	8,309,239

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey 3.0%
City of Atlantic City, Unlimited General Obligation
Series B, Insured: AGM State Aid Withholding
5.00%, due 3/1/32	$ 2,650,000	$ 2,791,248
Garden State Preservation Trust, Revenue Bonds
Series A, Insured: AGM
5.75%, due 11/1/28	3,500,000	3,727,562
New Jersey Building Authority, Revenue Bonds
Series A, Insured: BAM
5.00%, due 6/15/28	1,805,000	1,896,139
New Jersey Economic Development Authority, New Jersey-American Water Co., Inc., Revenue Bonds (a)(b)
Series D
1.10%, due 11/1/29	6,500,000	5,736,483
Series A
2.20%, due 10/1/39	12,000,000	10,711,260
Series B
3.75%, due 11/1/34	4,625,000	4,644,220
New Jersey Economic Development Authority, The Goethals Bridge Replacement Project, Revenue Bonds (b)
5.00%, due 1/1/28	1,000,000	1,000,549
5.50%, due 1/1/26	1,000,000	1,001,127
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health, Revenue Bonds
Series A
4.00%, due 7/1/36	6,500,000	6,568,431
New Jersey Health Care Facilities Financing Authority, Hackensack Meridian Health Obligated Group, Revenue Bonds
Series A
5.00%, due 7/1/39	9,000,000	9,411,806
New Jersey Transportation Trust Fund Authority, Transportation System, Revenue Bonds
Series C, Insured: NATL-RE
(zero coupon), due 12/15/27	7,960,000	6,996,913
Series C, Insured: NATL-RE
(zero coupon), due 12/15/30	17,075,000	13,620,782
Series C, Insured: AGM
(zero coupon), due 12/15/34	25,900,000	17,973,971
Series A
(zero coupon), due 12/15/37	25,000,000	14,690,933
Series A
5.00%, due 12/15/26	3,500,000	3,707,390
New Jersey Transportation Trust Fund Authority, Transportation Program, Revenue Bonds
Series AA
5.00%, due 6/15/46	6,115,000	6,383,591
Series AA
5.25%, due 6/15/43	8,655,000	9,202,349
New Jersey Transportation Trust Fund Authority, Build America Bonds, Revenue Bonds
Series C
5.754%, due 12/15/28	2,500,000	2,549,328
New Jersey Turnpike Authority, Revenue Bonds
Series E
5.00%, due 1/1/25	2,720,000	2,771,670

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey
New Jersey Turnpike Authority, Revenue Bonds
Series B
5.25%, due 1/1/52	$ 35,000,000	$ 38,908,478
State of New Jersey, Various Purpose, Unlimited General Obligation
2.00%, due 6/1/37	7,500,000	5,876,165
5.00%, due 6/1/38	3,685,000	4,033,835
5.00%, due 6/1/40	5,585,000	6,077,830
5.00%, due 6/1/41	11,100,000	12,054,866
State of New Jersey, COVID-19 General Obligation Emergency Bonds, Unlimited General Obligation
Series A
5.00%, due 6/1/24	10,165,000	10,226,099
Tobacco Settlement Financing Corp., Revenue Bonds
Series A
5.00%, due 6/1/30	1,815,000	1,951,942
Series A
5.00%, due 6/1/33	6,500,000	6,981,142
Series A
5.00%, due 6/1/34	2,000,000	2,144,262
Series A
5.00%, due 6/1/36	4,950,000	5,267,113
Series A
5.25%, due 6/1/46	4,000,000	4,132,485
Township of Bridgewater, Unlimited General Obligation
4.50%, due 7/31/24	10,000,000	10,050,541
Township of East Hanover, Unlimited General Obligation
Series A
4.75%, due 8/8/24	10,685,000	10,762,948
Township of Edison, Unlimited General Obligation
2.00%, due 3/15/36	4,545,000	3,675,612
4.00%, due 1/17/25	12,350,000	12,452,984
		259,982,054
New Mexico 0.2%
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services, Revenue Bonds
Series A
4.00%, due 8/1/37	3,650,000	3,709,293
Series A
5.00%, due 8/1/44	6,835,000	7,172,952
State of New Mexico, Severance Tax Permanent Fund, Revenue Bonds
Series A
5.00%, due 7/1/24	9,400,000	9,479,759
		20,362,004
New York 13.5%
Battery Park City Authority, Revenue Bonds, Senior Lien
Series A
5.00%, due 11/1/53	12,500,000	13,886,417

	Principal Amount	Value
Long-Term Municipal Bonds
New York
City of New York, Unlimited General Obligation
Series A, Insured: BAM
3.00%, due 8/1/36	$ 12,320,000	$ 11,815,416
Series A-1
4.00%, due 8/1/37	2,000,000	2,100,866
Series E-1
4.00%, due 4/1/42	17,770,000	18,070,827
Series B
5.00%, due 12/1/33	4,750,000	5,004,969
Series A-1
5.00%, due 9/1/37	4,250,000	4,910,788
Series C
5.00%, due 8/1/42	2,160,000	2,365,336
Series F-1
5.00%, due 3/1/43	4,315,000	4,736,539
Series B-1
5.25%, due 10/1/33	6,260,000	6,797,211
Hudson Yards Infrastructure Corp., Second Indenture, Revenue Bonds
Series A
4.00%, due 2/15/37	2,175,000	2,286,976
Series A
5.00%, due 2/15/39	4,700,000	4,920,846
Long Island Power Authority, Electric System, Revenue Bonds
5.00%, due 9/1/37	2,000,000	2,176,353
Series A, Insured: BAM
5.00%, due 9/1/39	6,750,000	6,795,758
Series A
5.00%, due 9/1/44	5,250,000	5,274,175
Metropolitan Transportation Authority, Revenue Bonds
Series B
4.00%, due 11/15/36	3,500,000	3,517,752
Series D-2B, Insured: AGM
4.108%, due 11/1/32	24,100,000	24,100,374
Series D-1
5.00%, due 11/15/26	2,285,000	2,354,293
Series C-1
5.00%, due 11/15/35	4,250,000	4,335,102
Series A-1
5.00%, due 11/15/37	1,300,000	1,313,411
Series A-1
5.00%, due 11/15/40	3,890,000	3,915,577
Series E
5.00%, due 11/15/43	675,000	675,146
Series C-1
5.25%, due 11/15/29	2,230,000	2,291,569
Series B
5.25%, due 11/15/35	2,370,000	2,379,762

	Principal Amount	Value
Long-Term Municipal Bonds
New York
Metropolitan Transportation Authority, Revenue Bonds
Series D-1
5.25%, due 11/15/44	$ 5,355,000	$ 5,393,159
Metropolitan Transportation Authority, Metropolitan Transportation Authority Dedicated Tax Fund, Revenue Bonds
Series A
4.00%, due 11/15/40	4,120,000	4,183,779
Series A
5.00%, due 11/15/45	6,725,000	7,407,127
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series A-1
5.00%, due 11/15/41	2,815,000	2,864,601
Series C, Insured: BAM
5.00%, due 11/15/42	7,700,000	8,216,164
Series D
5.00%, due 11/15/44	10,450,000	11,094,280
Metropolitan Transportation Authority, Dedicated Tax Fund, Revenue Bonds
Series A
5.00%, due 11/15/44	4,250,000	4,691,890
New York City Housing Development Corp., Revenue Bonds
Series A-1
4.15%, due 11/1/38	15,130,000	15,161,541
New York City Municipal Water Finance Authority, Water & Sewer System Second General Resolution, Revenue Bonds
Series BB-1
3.00%, due 6/15/44	33,510,000	28,383,392
Series DD-1
3.00%, due 6/15/50	4,515,000	3,581,907
Series FF-2
4.00%, due 6/15/41	6,000,000	6,076,291
Series AA-2
4.00%, due 6/15/43	6,200,000	6,258,034
Series BB-1
4.00%, due 6/15/45	7,250,000	7,288,724
Series AA
5.00%, due 6/15/37	3,750,000	3,989,452
Series AA
5.00%, due 6/15/38	3,750,000	3,984,034
Series FF
5.00%, due 6/15/38	4,565,000	4,907,046
Series EE
5.00%, due 6/15/40	6,905,000	7,354,786
Series BB-1
5.00%, due 6/15/44	3,250,000	3,607,840
Series CC-1
5.00%, due 6/15/51	5,385,000	5,846,240
Series DD-2
5.25%, due 6/15/47	6,915,000	7,875,850
Series AA-1
5.25%, due 6/15/52	11,190,000	12,549,276

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York City Transitional Finance Authority, Building Aid, Revenue Bonds
Series S-1A, Insured: State Aid Withholding
3.00%, due 7/15/39	$ 5,000,000	$ 4,538,345
Series S-1B, Insured: State Aid Withholding
3.00%, due 7/15/49	10,000,000	7,968,964
Series S-1A, Insured: State Aid Withholding
4.00%, due 7/15/36	5,750,000	6,087,703
Series S-1, Insured: State Aid Withholding
5.00%, due 7/15/36	8,450,000	8,577,739
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
Series C-1
4.00%, due 11/1/36	3,520,000	3,661,623
Series C-1
4.00%, due 11/1/42	8,540,000	8,549,547
Series E-1
4.00%, due 2/1/46	16,085,000	15,997,869
Series A-1
5.00%, due 5/1/33	8,475,000	8,853,959
Series B-1
5.00%, due 11/1/33	11,265,000	11,302,672
Series B-1
5.00%, due 11/1/36	17,000,000	18,783,363
Series A-1
5.00%, due 8/1/40	4,400,000	4,710,292
Series C-3
5.00%, due 5/1/41	5,400,000	5,744,264
Series F-1
5.00%, due 2/1/42	5,000,000	5,597,228
Series A-1
5.25%, due 8/1/42	6,350,000	7,307,132
Series C
5.50%, due 5/1/42	10,000,000	11,968,703
Series C
5.50%, due 5/1/43	5,000,000	5,949,921
Series C
5.50%, due 5/1/44	22,000,000	26,074,990
Series D-1
5.50%, due 11/1/45	21,025,000	24,472,904
New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Revenue Bonds
2.45%, due 9/15/69	11,125,000	10,330,341
New York Liberty Development Corp., 1 World Trade Center, Revenue Bonds
Insured: BAM
2.75%, due 2/15/44	18,000,000	13,962,980
Insured: AGM-CR
3.00%, due 2/15/42	22,150,000	19,254,262
Insured: BAM
4.00%, due 2/15/43	3,250,000	3,278,440

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York Liberty Development Corp., 1 World Trade Center, Revenue Bonds
Insured: AGM-CR
4.00%, due 2/15/43	$ 9,500,000	$ 9,578,032
New York Liberty Development Corp., 4 World Trade Center LLC, Revenue Bonds
Series A
2.875%, due 11/15/46	14,060,000	10,825,732
New York Power Authority, Revenue Bonds
Series A
4.00%, due 11/15/50	5,000,000	4,982,956
New York State Dormitory Authority, State Personal Income Tax, Revenue Bonds
Series A
3.00%, due 3/15/39	11,585,000	10,597,339
Series A
3.00%, due 3/15/42	6,315,000	5,473,711
Series A
4.00%, due 3/15/36	6,750,000	7,121,120
Series A
4.00%, due 3/15/37	4,000,000	4,176,625
Series A
4.00%, due 3/15/37	3,200,000	3,332,654
Series A
4.00%, due 3/15/39	17,200,000	17,710,966
Series A
4.00%, due 3/15/40	16,840,000	17,182,744
Series A
4.00%, due 3/15/41	3,180,000	3,206,557
Series E
4.00%, due 3/15/45	2,550,000	2,535,916
Series E
5.00%, due 2/15/35	2,905,000	3,290,712
Series A
5.00%, due 3/15/39	5,000,000	5,476,442
Series A
5.00%, due 3/15/46	4,750,000	5,232,925
New York State Dormitory Authority, NYU Langone Hospitals Obligated Group, Revenue Bonds
Series A
3.00%, due 7/1/48	9,000,000	7,050,520
Series A
4.00%, due 7/1/50	15,000,000	14,471,739
New York State Dormitory Authority, School Districts Financing Program, Revenue Bonds
Series A, Insured: AGM
5.00%, due 10/1/34	5,000	5,530
Series A, Insured: BAM
5.00%, due 10/1/36	3,750,000	4,248,664
New York State Dormitory Authority, Sales Tax, Revenue Bonds
Series A
5.00%, due 3/15/38	5,000,000	5,241,480

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York State Dormitory Authority, Sales Tax, Revenue Bonds
Series A
5.00%, due 3/15/42	$ 4,750,000	$ 5,024,955
New York State Dormitory Authority, St John's University, Revenue Bonds
5.00%, due 7/1/39	7,450,000	8,403,544
5.00%, due 7/1/40	7,835,000	8,751,552
New York State Dormitory Authority, Northwell Health, Revenue Bonds
Series B-3
5.00%, due 5/1/48 (a)	5,000,000	5,134,749
New York State Dormitory Authority, New York University, Revenue Bonds
Series A, Insured: NATL-RE
5.75%, due 7/1/27	2,625,000	2,768,799
New York State Environmental Facilities Corp., Clean Water & Drinking Water, Revenue Bonds
Series B
3.00%, due 6/15/38	8,100,000	7,442,724
New York State Thruway Authority, Revenue Bonds
Series B, Insured: AGM-CR
3.00%, due 1/1/46	9,715,000	7,928,054
New York State Thruway Authority, Revenue Bonds, Junior Lien
Series A
5.00%, due 1/1/46	5,440,000	5,558,964
New York State Thruway Authority, State Personal Income Tax, Revenue Bonds
Series A-1
4.00%, due 3/15/43	7,500,000	7,569,187
New York State Thruway Authority, General Revenue Junior Indebtedness Obligation, Revenue Bonds, Junior Lien
Series B, Insured: BAM
4.00%, due 1/1/45	4,650,000	4,659,730
New York State Urban Development Corp., Sales Tax, Revenue Bonds
Series A
3.00%, due 3/15/40	6,750,000	6,011,102
Series A
4.00%, due 3/15/37	14,250,000	14,830,371
Series A
4.00%, due 3/15/38	5,550,000	5,697,004
New York State Urban Development Corp., Personal Income Tax, Revenue Bonds
Series A
5.00%, due 3/15/42	15,250,000	17,145,069
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds (b)
Series A, Insured: AGM
4.00%, due 7/1/35	10,730,000	10,701,943
Series A, Insured: AGM
4.00%, due 7/1/37	11,770,000	11,604,534
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Revenue Bonds (b)
Insured: AGM-CR
5.00%, due 12/1/27	4,250,000	4,523,034
Insured: AGM-CR
5.00%, due 12/1/28	4,250,000	4,575,189

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Revenue Bonds (b)
Insured: AGM-CR
5.00%, due 12/1/29	$ 7,900,000	$ 8,616,217
5.00%, due 12/1/30	1,700,000	1,851,817
Insured: AGM
5.50%, due 6/30/43	2,250,000	2,488,295
Onondaga County Trust for Cultural Resources, Syracuse University Project, Revenue Bonds
5.00%, due 12/1/43	10,210,000	11,118,583
5.00%, due 12/1/45	7,500,000	8,125,354
Oswego City School District, Unlimited General Obligation
Insured: State Aid Withholding
4.75%, due 7/19/24	7,500,000	7,539,979
Port Authority of New York & New Jersey, Revenue Bonds
Series 207
4.00%, due 3/15/30 (b)	16,000,000	16,474,779
4.00%, due 3/15/35 (b)	9,560,000	9,709,138
Series 183
4.00%, due 12/15/39	10,000,000	9,999,289
Series 223
4.00%, due 7/15/46 (b)	4,175,000	4,024,710
Series 185
5.00%, due 9/1/27 (b)	6,200,000	6,238,122
Series 242
5.00%, due 12/1/30 (b)	17,705,000	19,637,635
Series 185
5.00%, due 9/1/31 (b)	6,750,000	6,785,710
Series 242
5.00%, due 12/1/31 (b)	18,000,000	20,193,356
Series 185
5.00%, due 9/1/32 (b)	6,000,000	6,031,742
Series 218
5.00%, due 11/1/44 (b)	2,750,000	2,874,661
Series 231
5.50%, due 8/1/40 (b)	9,205,000	10,514,735
Series 231
5.50%, due 8/1/42 (b)	2,750,000	3,110,413
Series 231
5.50%, due 8/1/47 (b)	15,250,000	16,921,984
Series 231
5.50%, due 8/1/52 (b)	3,415,000	3,753,861
Series 234
5.50%, due 8/1/52 (b)	4,665,000	5,127,895
Rensselaer City School District, Certificate of Participation
Insured: AGM State Aid Withholding
5.00%, due 6/1/30	1,880,000	1,958,216
Insured: AGM State Aid Withholding
5.00%, due 6/1/32	2,000,000	2,081,835

	Principal Amount	Value
Long-Term Municipal Bonds
New York
State of New York, Mortgage Agency, Revenue Bonds
Series 227
2.30%, due 10/1/40	$ 6,250,000	$ 4,732,368
Suffolk County Water Authority, Revenue Bonds
Series B
3.00%, due 6/1/45	3,875,000	3,258,371
Suffolk County Water Authority, Waterworks, Revenue Bonds
Series A
3.75%, due 6/1/36	15,470,000	15,473,462
Town of Hempstead, Limited General Obligation
2.00%, due 6/15/36	6,070,000	4,832,139
2.125%, due 6/15/38	6,720,000	5,148,083
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds, Senior Lien
Series C-3
3.00%, due 5/15/51	18,415,000	14,501,302
Series C-3, Insured: AGM-CR
3.00%, due 5/15/51	14,520,000	11,522,930
Series D-2
4.50%, due 5/15/47	10,000,000	10,355,858
Series C
5.25%, due 11/15/40	5,000,000	5,898,480
Series D-2
5.25%, due 5/15/47	22,750,000	25,669,139
Series D-2
5.50%, due 5/15/52	25,000,000	28,458,500
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series C
4.00%, due 11/15/41	10,250,000	10,391,579
Series A
4.00%, due 5/15/52	5,500,000	5,406,782
Series B
5.00%, due 11/15/37	2,850,000	3,009,525
Series C-2
5.00%, due 11/15/42	4,750,000	5,009,122
Series A
5.00%, due 11/15/43	4,000,000	4,219,292
Series A
5.00%, due 5/15/53	5,250,000	5,722,657
Series A
5.25%, due 5/15/52	3,750,000	4,151,280
Series A
5.50%, due 5/15/63	4,340,000	4,874,060
TSASC, Inc., Tobacco Settlement Bonds, Revenue Bonds
Series A
5.00%, due 6/1/33	5,890,000	6,131,321
Series A
5.00%, due 6/1/35	2,365,000	2,452,361

	Principal Amount	Value
Long-Term Municipal Bonds
New York
Utility Debt Securitization Authority, Revenue Bonds
Series E-1
5.00%, due 12/15/39	$ 9,500,000	$ 11,034,998
		1,187,218,920
North Carolina 0.6%
City of Fayetteville, Public Works Commission, Revenue Bonds
2.00%, due 3/1/35	3,330,000	2,753,506
2.00%, due 3/1/37	3,465,000	2,721,400
2.00%, due 3/1/38	3,535,000	2,699,287
2.125%, due 3/1/39	3,605,000	2,739,693
2.125%, due 3/1/40	3,680,000	2,728,752
County of Brunswick, School, Unlimited General Obligation
2.85%, due 8/1/29	2,475,000	2,424,621
2.95%, due 8/1/30	2,500,000	2,457,604
County of Durham, Unlimited General Obligation
3.00%, due 10/1/29	3,750,000	3,744,611
County of Union, Unlimited General Obligation
Series C
2.50%, due 9/1/36	4,000,000	3,483,292
North Carolina Housing Finance Agency, Revenue Bonds
Series 39-B, Insured: GNMA / FNMA / FHLMC
4.00%, due 7/1/48	3,635,000	3,623,880
Series 42, Insured: GNMA / FNMA / FHLMC
4.00%, due 1/1/50	3,535,000	3,525,969
Series 49, Insured: GNMA / FNMA / FHLMC
6.00%, due 7/1/53	8,330,000	8,917,109
Series 52-A, Insured: GNMA / FNMA / FHLMC
6.25%, due 1/1/55	9,500,000	10,422,749
North Carolina Turnpike Authority, Triangle Expressway System, Revenue Bonds, Senior Lien
Insured: AGM
5.00%, due 1/1/27	3,250,000	3,433,908
		55,676,381
Ohio 1.0%
American Municipal Power, Inc., Prairie State Energy Campus Project, Revenue Bonds
Series A, Insured: BAM
4.00%, due 2/15/34	10,000,000	10,646,198
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Senior Lien
Series A-2
3.00%, due 6/1/48	11,915,000	9,053,899
Series A-2, Class 1
5.00%, due 6/1/36	4,250,000	4,601,161
Clermont County Port Authority, West Clermont Local School District Project, Revenue Bonds
Insured: BAM
5.00%, due 12/1/32	2,200,000	2,271,380
Insured: BAM
5.00%, due 12/1/33	1,335,000	1,377,833

	Principal Amount	Value
Long-Term Municipal Bonds
Ohio
Cleveland-Cuyahoga County Port Authority, Annual Appropriation Bonds, Revenue Bonds
6.00%, due 11/15/25	$ 865,000	$ 867,157
County of Franklin, Ohio Hospital, Revenue Bonds
Series A
4.00%, due 5/15/47	3,950,000	3,834,571
5.00%, due 5/15/40	5,750,000	5,793,330
5.00%, due 5/15/45	10,000,000	10,036,419
Northeast Ohio Regional Sewer District, Revenue Bonds
4.00%, due 11/15/43	4,175,000	4,216,676
Ohio Higher Educational Facility Commission, Ashtabula County Medical Center Obligated Group, Revenue Bonds
5.00%, due 1/1/30	210,000	224,103
5.00%, due 1/1/34	360,000	392,531
5.25%, due 1/1/36	495,000	544,736
5.25%, due 1/1/52	2,500,000	2,562,501
Worthington City School District, Unlimited General Obligation
5.50%, due 12/1/54	25,055,000	28,432,021
		84,854,516
Oklahoma 0.8%
Edmond Public Works Authority, Revenue Bonds
5.00%, due 7/1/42	9,405,000	9,802,536
Lincoln County Educational Facilities Authority, Stroud Public Schools Project, Revenue Bonds
5.00%, due 9/1/28	2,450,000	2,555,220
5.00%, due 9/1/29	2,120,000	2,207,843
Oklahoma Housing Finance Agency, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
4.00%, due 9/1/49	3,500,000	3,492,271
Oklahoma Turnpike Authority, Revenue Bonds
5.50%, due 1/1/53	44,455,000	49,526,591
Weatherford Industrial Trust, Custer County Independent School District No. 26 Weatherford, Revenue Bonds
5.00%, due 3/1/31	1,820,000	1,991,927
5.00%, due 3/1/33	2,000,000	2,183,833
		71,760,221
Oregon 0.6%
Multnomah County School District No. 1, Portland Bidding Group 1, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/25	17,500,000	18,017,080
Multnomah County School District No. 40, Unlimited General Obligation
Series B, Insured: School Bond Guaranty
5.50%, due 6/15/53	7,750,000	8,860,506
Oregon State Lottery, Revenue Bonds
Series C, Insured: Moral Obligation
5.00%, due 4/1/24	4,500,000	4,513,823
Port of Portland, Airport, Revenue Bonds (b)
Series A-27
5.00%, due 7/1/37	5,550,000	6,012,024

	Principal Amount	Value
Long-Term Municipal Bonds
Oregon
Port of Portland, Airport, Revenue Bonds (b)
Series 29-A
5.00%, due 7/1/45	$ 3,300,000	$ 3,484,310
Series 29
5.50%, due 7/1/48	5,750,000	6,362,725
Washington Clackamas & Yamhill Counties School District No. 88J, Sherwood, Unlimited General Obligation
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/30	4,000,000	4,288,867
		51,539,335
Pennsylvania 4.0%
Allegheny County Airport Authority, Revenue Bonds
Series A
4.00%, due 1/1/38 (b)	4,665,000	4,669,018
Bethel Park School District, Limited General Obligation
Insured: State Aid Withholding
5.00%, due 8/1/46	2,500,000	2,775,755
Insured: State Aid Withholding
5.50%, due 8/1/48	2,500,000	2,854,970
City of Philadelphia, Water & Wastewater, Revenue Bonds
Series C
5.50%, due 6/1/47	12,500,000	14,100,651
Series B, Insured: AGM
5.50%, due 9/1/53	8,865,000	10,135,486
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Revenue Bonds
Insured: AGM
4.00%, due 6/1/39	4,250,000	4,282,005
Commonwealth Financing Authority, Revenue Bonds
Series C, Insured: AGM
5.197%, due 6/1/26	6,140,000	6,125,488
Commonwealth of Pennsylvania, Unlimited General Obligation
Series 2, Insured: AGM
3.00%, due 9/15/33	13,000,000	13,004,074
Series 1
3.50%, due 3/1/31	15,000,000	15,223,975
Series 2
4.00%, due 10/15/28	6,000,000	6,006,028
Series 1
4.00%, due 4/1/31	9,500,000	9,509,545
Series 1
4.00%, due 4/1/32	20,600,000	20,620,697
County of Lehigh, Lehigh Valley Health Network, Revenue Bonds
Series A
5.00%, due 7/1/44	3,500,000	3,660,145
Delaware Valley Regional Finance Authority, Revenue Bonds
Series E
4.543%, due 9/1/48	16,250,000	16,240,281

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Pennsylvania Economic Development Financing Authority, UPMC Obligated Group, Revenue Bonds
Series A-2
4.00%, due 5/15/48	$ 6,090,000	$ 5,858,869
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project, Revenue Bonds
Series A
4.95%, due 6/1/41 (b)	13,500,000	13,474,185
Pennsylvania Economic Development Financing Authority, Penndot Major Bridges Project, Revenue Bonds
Insured: AGM
5.75%, due 12/31/62 (b)	24,960,000	28,107,446
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System, Revenue Bonds
Series A
4.00%, due 8/15/36	3,875,000	3,951,943
Series A
4.00%, due 8/15/42	4,000,000	3,969,131
4.00%, due 8/15/49	19,540,000	18,914,476
Series A
5.00%, due 8/15/42	5,370,000	5,529,365
Pennsylvania Housing Finance Agency, Revenue Bonds
Series 121
2.80%, due 10/1/31	6,000,000	5,578,291
Series A-141
5.75%, due 10/1/53	6,510,000	6,926,193
Pennsylvania Turnpike Commission, Revenue Bonds
Series B
5.00%, due 12/1/30	6,355,000	6,438,128
Series B
5.25%, due 12/1/39	4,000,000	4,045,780
Series B
5.25%, due 12/1/44	4,085,000	4,615,396
Pennsylvania Turnpike Commission, Revenue Bonds, Second Series
5.00%, due 12/1/41	3,500,000	3,683,948
Philadelphia Authority for Industrial Development, St. Joseph's University Project, Revenue Bonds
5.25%, due 11/1/52	3,250,000	3,467,543
Pittsburgh Water & Sewer Authority, Revenue Bonds
Series B, Insured: AGM
4.00%, due 9/1/34	2,400,000	2,505,430
School District of Philadelphia (The), Revenue Notes
Series A
5.00%, due 6/28/24	82,500,000	82,968,270
State Public School Building Authority, Philadelphia Community College, Revenue Bonds
Series A, Insured: BAM
5.00%, due 6/15/28	4,505,000	4,599,989
State Public School Building Authority, School District of Philadelphia (The), Revenue Bonds
Series A, Insured: AGM State Aid Withholding
5.00%, due 6/1/31	20,000,000	20,940,500
		354,783,001

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico 0.2%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien
Series A, Insured: AGC-ICC
6.125%, due 7/1/24	$ 150,000	$ 151,248
Puerto Rico Electric Power Authority, Revenue Bonds
Series UU, Insured: AGC
4.25%, due 7/1/27	2,345,000	2,291,860
Series NN, Insured: NATL-RE
4.75%, due 7/1/33	1,140,000	1,111,245
Series PP, Insured: NATL-RE
5.00%, due 7/1/24	2,415,000	2,415,569
Series UU, Insured: AGM
5.00%, due 7/1/24	3,915,000	3,915,261
Series TT, Insured: AGM-CR
5.00%, due 7/1/27	500,000	499,961
Series SS, Insured: AGM
5.00%, due 7/1/30	550,000	548,247
Series VV, Insured: NATL-RE
5.25%, due 7/1/26	1,575,000	1,562,143
Series VV, Insured: NATL-RE
5.25%, due 7/1/29	1,470,000	1,453,648
Series VV, Insured: NATL-RE
5.25%, due 7/1/32	1,225,000	1,212,319
Series VV, Insured: NATL-RE
5.25%, due 7/1/34	550,000	545,625
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, Insured: AGM
5.00%, due 8/1/27	195,000	196,353
Series A, Insured: AGM
5.00%, due 8/1/30	1,440,000	1,449,994
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Insured: BHAC-CR
(zero coupon), due 8/1/54	98,098	19,202
		17,372,675
Rhode Island 0.0% ‡
Providence Public Building Authority, Various Capital Projects, Revenue Bonds
Series A, Insured: AGM
5.875%, due 6/15/26	990,000	992,264
South Carolina 1.4%
Berkeley County School District, Unlimited General Obligation
Series C, Insured: SCSDE
2.50%, due 3/1/24	4,110,000	4,101,843
Patriots Energy Group Financing Agency, Revenue Bonds
Series B-2
5.464%, due 2/1/54	15,000,000	15,088,484
South Carolina Jobs-Economic Development Authority, AnMed Health, Revenue Bonds
4.25%, due 2/1/48	12,580,000	12,728,084

	Principal Amount	Value
Long-Term Municipal Bonds
South Carolina
South Carolina Jobs-Economic Development Authority, AnMed Health, Revenue Bonds
5.25%, due 2/1/53	$ 6,500,000	$ 7,028,463
South Carolina Public Service Authority, Santee Cooper Project, Revenue Bonds
Series B, Insured: AGM-CR
4.00%, due 12/1/29	4,167,000	4,361,368
Series A, Insured: BAM
4.00%, due 12/1/40	5,450,000	5,519,430
Series B, Insured: BAM
4.00%, due 12/1/55	3,000	2,861
Series A, Insured: AGM-CR
5.00%, due 12/1/31	2,250,000	2,529,527
Series A, Insured: AGM-CR
5.00%, due 12/1/32	8,500,000	8,844,612
Series A, Insured: AGM-CR
5.00%, due 12/1/36	12,750,000	14,397,508
Series E, Insured: AGM
5.00%, due 12/1/52	14,550,000	15,450,329
Series E, Insured: AGM
5.50%, due 12/1/42	9,125,000	10,389,679
South Carolina Transportation Infrastructure Bank, Revenue Bonds
Series A
5.00%, due 10/1/36	12,950,000	13,851,949
Series A
5.00%, due 10/1/40	9,000,000	9,493,032
		123,787,169
South Dakota 0.1%
South Dakota Housing Development Authority, Revenue Bonds
Series B
3.00%, due 11/1/52	7,470,000	7,210,971
Series A, Insured: GNMA / FNMA / FHLMC
6.00%, due 5/1/54	5,000,000	5,357,646
		12,568,617
Tennessee 1.2%
County of Knox, Unlimited General Obligation
Series B
3.00%, due 6/1/34	3,665,000	3,538,403
County of Rutherford, Unlimited General Obligation
1.625%, due 4/1/34	5,375,000	4,343,763
1.875%, due 4/1/39	4,120,000	3,019,257
Metropolitan Government of Nashville & Davidson County, Water & Sewer, Revenue Bonds
Series A
3.00%, due 7/1/40	4,000,000	3,507,468
Metropolitan Government of Nashville & Davidson County, Electric, Revenue Bonds
Series A
5.25%, due 5/15/49 (d)	5,000,000	5,694,600

	Principal Amount	Value
Long-Term Municipal Bonds
Tennessee
Metropolitan Nashville Airport Authority (The), Revenue Bonds
Series A
4.00%, due 7/1/49	$ 3,500,000	$ 3,409,889
Series B
5.00%, due 7/1/44 (b)	10,225,000	10,735,950
Series B
5.50%, due 7/1/40 (b)	2,000,000	2,246,514
Series B
5.50%, due 7/1/41 (b)	3,000,000	3,356,603
Series B
5.50%, due 7/1/52 (b)	7,000,000	7,605,576
State of Tennessee, Unlimited General Obligation
Series A
5.00%, due 5/1/36	19,000,000	22,645,165
Series A
5.00%, due 5/1/40	14,500,000	16,780,559
Series A
5.00%, due 5/1/42	10,000,000	11,465,716
Series A
5.00%, due 5/1/43	3,630,000	4,148,164
Tennessee Energy Acquisition Corp., Revenue Bonds
4.00%, due 11/1/49 (a)	5,250,000	5,258,093
Tennessee Housing Development Agency, Revenue Bonds
Series 2
2.50%, due 1/1/31	2,020,000	1,871,399
		109,627,119
Texas 10.9%
Bastrop Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/48	6,785,000	7,477,050
Bexar County Hospital District, Certificates of Obligation, Limited General Obligation
4.00%, due 2/15/37	3,450,000	3,495,684
Central Texas Regional Mobility Authority, Revenue Bonds, Sub. Lien
Series F
5.00%, due 1/1/25	5,130,000	5,163,698
Central Texas Turnpike System, Revenue Bonds
Series B
(zero coupon), due 8/15/37	8,000,000	4,419,914
Series C
5.00%, due 8/15/28	2,070,000	2,083,895
City of Austin, Water & Wastewater System, Revenue Bonds
Series A
3.35%, due 5/15/29	4,250,000	4,249,584
City of Austin, Airport System, Revenue Bonds
5.00%, due 11/15/31 (b)	5,000,000	5,023,539
City of Celina, Limited General Obligation
1.75%, due 9/1/36	3,395,000	2,618,792

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
City of Celina, Limited General Obligation
1.875%, due 9/1/37	$ 3,455,000	$ 2,654,166
1.875%, due 9/1/39	3,585,000	2,579,479
City of Dallas, Hotel Occupancy Tax, Revenue Bonds
4.00%, due 8/15/36	1,150,000	1,160,109
City of El Paso, Limited General Obligation
Insured: BAM
4.00%, due 8/15/42	16,040,000	15,731,713
City of El Paso, Water & Sewer, Revenue Bonds
5.00%, due 3/1/52	15,000,000	15,995,759
5.25%, due 3/1/49	14,500,000	16,021,462
City of Fort Worth, General purpose, Limited General Obligation
2.00%, due 3/1/38	5,000,000	3,885,578
2.00%, due 3/1/41	5,470,000	3,765,325
City of Frisco, Limited General Obligation
2.00%, due 2/15/38	4,740,000	3,611,585
City of Georgetown, Utility System, Revenue Bonds
Insured: AGM
5.25%, due 8/15/52	4,700,000	5,073,478
City of Houston, Public Improvement, Limited General Obligation
Series A
5.00%, due 3/1/28	3,445,000	3,661,933
City of Houston, Hotel Occupancy Tax & Special Tax, Revenue Bonds
5.00%, due 9/1/31	2,200,000	2,215,797
5.00%, due 9/1/34	1,550,000	1,559,530
City of Houston, Combined Utility System, Revenue Bonds, First Lien
Series A
5.00%, due 11/15/36	9,500,000	9,769,182
Series B
5.00%, due 11/15/36	18,280,000	18,945,017
City of Houston, Airport System, Revenue Bonds, Sub. Lien
Series A, Insured: AGM
5.25%, due 7/1/48 (b)	6,980,000	7,560,460
City of Lubbock, Electric Light & Power System, Revenue Bonds
Insured: AGM-CR
4.00%, due 4/15/46	8,150,000	8,150,581
Insured: AGM-CR
4.00%, due 4/15/51	6,290,000	6,157,507
City of San Antonio, Electric & Gas Systems, Revenue Bonds
4.00%, due 2/1/47	7,735,000	7,612,129
Series B
5.00%, due 2/1/34	6,900,000	8,186,970
Series A
5.50%, due 2/1/50	37,280,000	41,935,213
Cleburne Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/35	6,000,000	6,195,015

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Collin County Community College District, Limited General Obligation
3.50%, due 8/15/37	$ 4,250,000	$ 4,124,056
Comal Independent School District, School Building, Unlimited General Obligation
Insured: PSF-GTD
3.00%, due 2/1/39	7,670,000	6,902,054
Insured: PSF-GTD
3.00%, due 2/1/40	12,500,000	11,033,821
Conroe Independent School District, Unlimited General Obligation
Insured: PSF-GTD
2.50%, due 2/15/37	4,000,000	3,492,106
County of Collin, Limited General Obligation
2.25%, due 2/15/41	4,740,000	3,488,473
County of Harris, Unlimited General Obligation
Series A
5.00%, due 10/1/31	4,000,000	4,111,572
Cypress-Fairbanks Independent School District, Unlimited General Obligation
Series A, Insured: PSF-GTD
3.30%, due 2/15/30	3,500,000	3,505,866
Dallas Fort Worth International Airport, Revenue Bonds
Series A
4.00%, due 11/1/34	18,000,000	18,951,397
Denton Independent School District, Unlimited General Obligation
Insured: PSF-GTD
1.80%, due 8/15/37	6,000,000	4,606,772
El Paso Independent School District, Unlimited General Obligation
Insured: PSF-GTD
4.00%, due 8/15/45	3,450,000	3,462,348
Harris County Cultural Education Facilities Finance Corp., Texas Children's Hospital, Revenue Bonds
Series A
3.00%, due 10/1/51	3,400,000	2,549,708
Highland Park Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/27	6,000,000	6,121,109
Irving Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/40	4,500,000	5,104,767
Lamar Consolidated Independent School District, Unlimited General Obligation
Insured: AGM
5.50%, due 2/15/58	65,000,000	73,085,350
Leander Independent School District, Unlimited General Obligation
Series A, Insured: PSF-GTD
5.00%, due 8/15/38	8,910,000	9,051,901
Series A, Insured: PSF-GTD
5.00%, due 8/15/39	5,080,000	5,147,276
Lewisville Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 8/15/26	15,000,000	15,811,523

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Love Field Airport Modernization Corp., Revenue Bonds
Insured: AGM
4.00%, due 11/1/40 (b)	$ 5,750,000	$ 5,751,278
Lower Colorado River Authority, LCRA Transmission Services Corp., Revenue Bonds
5.00%, due 5/15/27	3,455,000	3,466,999
5.00%, due 5/15/28	3,745,000	3,757,899
Insured: AGM
5.50%, due 5/15/48	7,500,000	8,414,587
Insured: AGM
5.50%, due 5/15/53	26,875,000	29,786,576
Lubbock-Cooper Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/46	5,000,000	5,548,178
Marshall Independent School District, Unlimited General Obligation
Insured: PSF-GTD
4.00%, due 2/15/48	3,620,000	3,584,793
Matagorda County Navigation District No. 1, Central Power and Light Company Project, Revenue Bonds
Series A
2.60%, due 11/1/29	13,500,000	12,333,566
New Caney Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/48	6,000,000	6,635,983
North Texas Municipal Water District, Sabine Creek Regional Wastewater System, Revenue Bonds
Insured: AGM
4.375%, due 6/1/52	7,200,000	7,200,876
North Texas Tollway Authority, Revenue Bonds, First Tier
Series A
4.00%, due 1/1/43	6,250,000	6,261,611
Series A
4.125%, due 1/1/39	2,250,000	2,326,039
Series A
4.125%, due 1/1/40	4,750,000	4,869,026
Series A
5.25%, due 1/1/38	6,700,000	7,722,376
North Texas Tollway Authority, Revenue Bonds
Series A
5.00%, due 1/1/33	4,500,000	4,565,859
Series A
5.00%, due 1/1/35	2,450,000	2,483,372
Series A, Insured: BAM
5.00%, due 1/1/38	8,175,000	8,269,729
North Texas Tollway Authority, Revenue Bonds, Second Tier
Series B
5.00%, due 1/1/39	4,500,000	4,700,313
Northside Independent School District, Unlimited General Obligation
Insured: PSF-GTD
3.35%, due 8/15/36	3,250,000	3,171,842

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Northside Independent School District, Unlimited General Obligation
Insured: PSF-GTD
3.45%, due 8/15/37	$ 6,430,000	$ 6,294,899
Northwest Independent School District, Unlimited General Obligation
Series B, Insured: PSF-GTD
5.00%, due 2/15/25	4,500,000	4,594,157
Pearland Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.25%, due 2/15/32	5,000,000	5,229,127
Port Authority of Houston of Harris County Texas, Revenue Bonds, First Lien
5.00%, due 10/1/53	8,500,000	9,312,671
Royse City Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/53	10,000,000	10,951,701
San Antonio Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 8/15/52	8,715,000	9,479,685
San Antonio Water System, Revenue Bonds, Junior Lien
Series B
5.25%, due 5/15/52	40,000,000	43,637,400
San Marcos Consolidated Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.25%, due 8/15/47	9,000,000	10,207,119
Spring Independent School District, Unlimited General Obligation
5.00%, due 8/15/47	5,000,000	5,578,940
State of Texas, Water Financial Assistance, Unlimited General Obligation
Series A
3.00%, due 8/1/27	2,075,000	2,057,372
Series D
3.40%, due 5/15/31	2,000,000	2,003,903
Series B
5.00%, due 8/1/39	10,490,000	10,679,706
State of Texas, College Student Loan, Unlimited General Obligation (b)
Series B
4.00%, due 8/1/26	10,595,000	10,505,099
Series B
4.00%, due 8/1/27	6,000,000	5,945,819
4.00%, due 8/1/28	6,800,000	6,749,398
Series B
4.00%, due 8/1/28	3,105,000	3,081,894
4.00%, due 8/1/29	6,940,000	6,880,404
4.00%, due 8/1/30	11,285,000	11,282,467
4.00%, due 8/1/32	11,000,000	11,000,210
5.00%, due 8/1/27	7,750,000	7,920,798
5.50%, due 8/1/32	3,500,000	3,672,496
State of Texas, Transportation Commission, Highway Improvement, Unlimited General Obligation
5.00%, due 4/1/33	5,500,000	5,724,055

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
State of Texas, Transportation Commission, Highway Improvement, Unlimited General Obligation
Series A
5.00%, due 4/1/37	$ 4,525,000	$ 4,687,198
State of Texas, Mobility Fund, Unlimited General Obligation
Series B
5.00%, due 10/1/36	33,665,000	34,504,965
Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Revenue Bonds
Series B
5.00%, due 11/15/46	2,745,000	2,712,677
Tarrant County Cultural Education Facilities Finance Corp., CHRISTUS Health Obligated Group, Revenue Bonds
Series A
5.00%, due 7/1/53 (a)	8,000,000	8,990,345
Texas Department of Housing & Community Affairs, Revenue Bonds
Series A, Insured: GNMA
3.50%, due 3/1/51	2,960,000	2,902,022
Series A, Insured: GNMA / FNMA
3.95%, due 1/1/50	3,270,000	3,077,129
Series B, Insured: GNMA
6.00%, due 3/1/53	11,580,000	12,645,959
Texas Department of Housing & Community Affairs, Residential Mortgage, Revenue Bonds
Series A, Insured: GNMA / FNMA
4.75%, due 1/1/49	15,000	15,134
Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds
Series C
4.417%, due 9/15/27	30,410,000	29,854,622
Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply, Revenue Bonds
5.00%, due 12/15/25	1,525,000	1,552,063
5.00%, due 12/15/26	4,925,000	5,057,831
5.00%, due 12/15/27	5,180,000	5,374,910
5.00%, due 12/15/28	3,000,000	3,142,064
5.00%, due 12/15/32	10,075,000	10,789,920
Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group LLC, Revenue Bonds, Senior Lien
Series A
4.00%, due 6/30/35	2,300,000	2,330,684
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners Segments 3 LLC, Revenue Bonds, Senior Lien (b)
5.00%, due 12/31/33	2,000,000	2,141,439
5.00%, due 6/30/34	2,500,000	2,672,566
5.00%, due 12/31/34	3,125,000	3,331,866
5.125%, due 6/30/35	2,500,000	2,677,705
5.125%, due 12/31/35	2,500,000	2,672,427
Texas Private Activity Bond Surface Transportation Corp., North Tarrant Express Managed Lanes Project, Revenue Bonds, Senior Lien
5.50%, due 12/31/58 (b)	13,200,000	14,304,719
Texas State Technical College, Revenue Bonds
Series A, Insured: AGM
5.50%, due 8/1/42	3,750,000	4,248,089

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Texas Transportation Commission, State Highway, Revenue Bonds, First Tier
5.00%, due 10/1/25	$ 9,000,000	$ 9,319,313
Texas Water Development Board, State Water Implementation Fund, Revenue Bonds
4.65%, due 10/15/40	3,505,000	3,811,841
Series A
4.75%, due 10/15/43	16,000,000	17,407,888
5.00%, due 10/15/47	4,385,000	4,842,692
Series A
5.25%, due 10/15/51	22,000,000	24,690,272
Upper Brushy Creek Water Control and Improvement District, Unlimited General Obligation
3.00%, due 8/15/47	2,885,000	2,259,347
Waxahachie Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/48	3,035,000	3,354,129
		956,522,281
U.S. Virgin Islands 0.9%
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/28	5,000,000	5,193,948
Series A
5.00%, due 10/1/30	11,805,000	12,399,230
Series A
5.00%, due 10/1/32	11,805,000	12,485,505
Series A
5.00%, due 10/1/39	35,670,000	36,651,442
Virgin Islands Public Finance Authority, Revenue Bonds
5.00%, due 9/1/30 (e)	4,700,000	4,770,080
Series C, Insured: AGM-CR
5.00%, due 10/1/39	7,575,000	7,614,397
		79,114,602
Utah 2.6%
City of Salt Lake City, Airport, Revenue Bonds (b)
Series A
4.00%, due 7/1/41	5,750,000	5,613,451
Series A
5.00%, due 7/1/30	3,250,000	3,564,348
Series A
5.00%, due 7/1/31	6,155,000	6,828,487
Series A
5.00%, due 7/1/32	3,750,000	4,158,738
Series A
5.00%, due 7/1/35	4,500,000	4,962,477
Series A
5.00%, due 7/1/36	4,250,000	4,657,938
Series A
5.00%, due 7/1/43	7,250,000	7,444,879

	Principal Amount	Value
Long-Term Municipal Bonds
Utah
City of Salt Lake City, Airport, Revenue Bonds (b)
Series A
5.00%, due 7/1/47	$ 29,570,000	$ 30,043,723
Series A
5.50%, due 7/1/53	8,500,000	9,297,927
Davis School District, Unlimited General Obligation
Insured: School Bond Guaranty
3.35%, due 6/1/35	4,525,000	4,524,070
Insured: School Bond Guaranty
3.375%, due 6/1/36	4,675,000	4,607,216
Intermountain Power Agency, Revenue Bonds
Series A
4.00%, due 7/1/36	9,500,000	10,046,604
Series A
5.00%, due 7/1/33	5,950,000	6,935,804
Series A
5.00%, due 7/1/42	4,045,000	4,524,329
Series A
5.00%, due 7/1/45	12,500,000	13,859,566
Series A
5.25%, due 7/1/43	7,435,000	8,445,001
Series A
5.25%, due 7/1/44	8,155,000	9,240,860
Series A
5.25%, due 7/1/45	17,910,000	20,229,990
Jordan School District, School Building, Unlimited General Obligation
Insured: School Bond Guaranty
2.25%, due 6/15/36	1,225,000	1,021,703
State of Utah, Unlimited General Obligation
3.00%, due 7/1/33	5,450,000	5,337,871
University of Utah (The), Revenue Bonds
Series B
5.25%, due 8/1/53	7,830,000	8,789,404
Utah Board of Higher Education, Revenue Bonds
Series A, Insured: NATL-RE
5.50%, due 4/1/29	8,000,000	8,728,687
Utah Charter School Finance Authority, Spectrum Academy Project, Revenue Bonds
Insured: BAM UT CSCE
4.00%, due 4/15/45	1,750,000	1,697,901
Utah Housing Corp., Mortgage-Backed, Revenue Bonds
Series H-G2, Insured: GNMA
4.50%, due 10/21/48	514,966	512,293
Series J-G2, Insured: GNMA
4.50%, due 12/21/48	491,574	490,069
Series A, Insured: GNMA
4.50%, due 1/21/49	1,158,834	1,154,390
Series B-G2, Insured: GNMA
4.50%, due 2/21/49	1,139,403	1,132,216

	Principal Amount	Value
Long-Term Municipal Bonds
Utah
Utah Housing Corp., Mortgage-Backed, Revenue Bonds
Series G-2, Insured: GNMA
5.00%, due 7/21/52	$ 13,857,983	$ 14,157,730
Series H-G2, Insured: GNMA
5.00%, due 8/21/52	20,409,238	20,834,776
Series C-G2, Insured: GNMA
5.50%, due 4/21/53	4,827,014	4,929,700
		227,772,148
Vermont 0.1%
University of Vermont and State Agricultural College, Revenue Bonds
5.00%, due 10/1/40	10,000,000	10,168,904
Virginia 0.7%
Arlington County Industrial Development Authority, Virginia Hospital Center, Revenue Bonds
4.00%, due 7/1/45	4,750,000	4,654,878
Series A
5.00%, due 7/1/53 (a)	10,000,000	11,082,981
City of Alexandria, Unlimited General Obligation
Series A, Insured: State Aid Withholding
2.00%, due 12/15/39	1,550,000	1,157,838
City of Harrisonburg, Unlimited General Obligation
Series A, Insured: State Aid Withholding
1.875%, due 7/15/37	3,200,000	2,458,339
County of Fairfax, Unlimited General Obligation
Series B, Insured: State Aid Withholding
3.00%, due 10/1/26	7,750,000	7,750,559
County of Loudoun, Public Improvement, Unlimited General Obligation
Series A, Insured: State Aid Withholding
4.00%, due 12/1/32	6,000,000	6,072,429
Roanoke Economic Development Authority, Carilion Clinic Obligated Group, Revenue Bonds
Series A
3.00%, due 7/1/45	9,000,000	7,154,755
Virginia College Building Authority, 21st Century College & Equipment Programs, Revenue Bonds
Series D, Insured: State Intercept
3.00%, due 2/1/26	6,000,000	5,956,195
Series D, Insured: State Intercept
3.15%, due 2/1/28	5,800,000	5,760,598
Virginia Public Building Authority, Revenue Bonds
Series A
3.30%, due 8/1/28	6,750,000	6,760,430
		58,809,002
Washington 2.5%
City of Seattle, Municipal Light & Power, Revenue Bonds
4.00%, due 9/1/31	5,285,000	5,312,198

	Principal Amount	Value
Long-Term Municipal Bonds
Washington
County of King, Limited General Obligation
Series A
2.00%, due 1/1/34	$ 4,190,000	$ 3,601,774
County of King, Sewer, Revenue Bonds
Series A
4.00%, due 7/1/41	4,000,000	3,972,549
County of King, Sewer, Limited General Obligation
5.00%, due 1/1/37	4,125,000	4,545,000
Douglas County Public Utility District No. 1, Wells Hydroelectric Project, Revenue Bonds
Series B
5.00%, due 9/1/47	10,030,000	10,862,029
Energy Northwest, Bonneville Power Administration, Revenue Bonds
Series C
5.00%, due 7/1/28	11,400,000	11,470,817
Series A
5.00%, due 7/1/35	4,250,000	4,828,238
Series A
5.00%, due 7/1/36	5,000,000	5,527,306
Series A
5.00%, due 7/1/36	6,100,000	7,096,753
North Thurston Public Schools, Unlimited General Obligation
Insured: School Bond Guaranty
3.50%, due 12/1/29	4,360,000	4,362,885
Port of Seattle, Revenue Bonds (b)
5.00%, due 4/1/27	6,835,000	7,144,325
5.00%, due 7/1/28	8,500,000	8,505,035
5.00%, due 7/1/29	6,585,000	6,588,191
Series C
5.00%, due 4/1/30	2,000,000	2,013,354
Series A
5.00%, due 5/1/30	4,000,000	4,175,429
Series C
5.00%, due 8/1/30	5,000,000	5,473,859
Series C
5.00%, due 4/1/32	3,000,000	3,015,719
Series C
5.00%, due 4/1/34	4,400,000	4,417,606
Port of Seattle, Intermediate Lien, Revenue Bonds
Series C
5.00%, due 8/1/38 (b)	8,965,000	9,614,650
Southwest Suburban Sewer District, Revenue Bonds
Series A
3.00%, due 5/1/29	2,050,000	2,041,059
State of Washington, Various Purpose, Unlimited General Obligation
Series R-2023A
5.00%, due 8/1/25	22,500,000	23,203,876
Series C
5.00%, due 2/1/29	5,900,000	6,593,649

	Principal Amount	Value
Long-Term Municipal Bonds
Washington
State of Washington, Various Purpose, Unlimited General Obligation
Series D
5.00%, due 2/1/30	$ 8,145,000	$ 8,150,521
Series R-2015D
5.00%, due 7/1/32	5,000,000	5,086,507
Series A
5.00%, due 8/1/35	4,700,000	5,543,158
Series A
5.00%, due 8/1/38	10,565,000	12,303,012
Series C
5.00%, due 2/1/41	4,250,000	4,728,047
Series A
5.00%, due 8/1/41	11,700,000	13,419,987
State of Washington, Motor Vehicle Fuel Tax, Unlimited General Obligation
Series R-2022B
5.00%, due 2/1/29	4,750,000	5,308,446
Series E
5.00%, due 2/1/33	10,970,000	10,977,437
Series B
5.00%, due 6/1/37	5,540,000	6,495,905
Washington State Housing Finance Commission, Revenue Bonds
Series 2N, Insured: GNMA / FNMA / FHLMC
3.75%, due 12/1/49	3,035,000	3,000,248
Washington State Housing Finance Commission, Single Family Program, Revenue Bonds
Series 1N
4.00%, due 6/1/49	155,000	154,608
		219,534,177
West Virginia 0.3%
West Virginia Hospital Finance Authority, United Health System, Revenue Bonds
Series A
5.00%, due 6/1/52	13,280,000	13,715,844
West Virginia Hospital Finance Authority, Vandalia Health, Inc., Revenue Bonds
Series B, Insured: AGM
5.50%, due 9/1/48	8,600,000	9,558,488
		23,274,332
Wisconsin 0.7%
County of Milwaukee, Unlimited General Obligation
Series A
3.00%, due 12/1/25	2,515,000	2,508,495
Howard-Suamico School District, Unlimited General Obligation
2.00%, due 3/1/36	4,825,000	3,976,687
2.00%, due 3/1/39	5,200,000	3,894,525
2.00%, due 3/1/40	3,245,000	2,377,773
2.00%, due 3/1/41	4,540,000	3,257,998

	Principal Amount	Value
Long-Term Municipal Bonds
Wisconsin
River Falls School District, Unlimited General Obligation
Series A
3.35%, due 4/1/34	$ 2,765,000	$ 2,748,089
Series A
3.40%, due 4/1/35	2,595,000	2,576,257
Series A
3.45%, due 4/1/36	3,130,000	3,092,041
Sun Prairie Area School District, Unlimited General Obligation
2.00%, due 3/1/41	9,755,000	6,889,013
Waunakee Community School District, Unlimited General Obligation
3.25%, due 4/1/28	13,000,000	12,973,085
Wisconsin Health & Educational Facilities Authority, Children's Hospital of Wisconsin, Revenue Bonds
4.00%, due 8/15/42	6,350,000	6,195,836
4.00%, due 8/15/47	8,050,000	7,618,960
Wisconsin Health & Educational Facilities Authority, Aspirus, Inc. Obligated Group, Revenue Bonds
4.00%, due 8/15/48	4,015,000	3,781,179
		61,889,938
Wyoming 0.1%
Wyoming Community Development Authority, Revenue Bonds
Series 1
5.75%, due 6/1/53	5,000,000	5,317,833
Total Long-Term Municipal Bonds (Cost $7,967,590,109)		8,283,882,875
Short-Term Municipal Notes 3.6%
Alabama 0.1%
Walker County Economic & Industrial Development Authority, Alabama Power Co., Revenue Bonds, First Series
Series 1
3.70%, due 8/1/63 (b)(f)	10,000,000	10,000,000
California 0.6%
California Public Finance Authority, Sharp Healthcare Obligated Group, Revenue Bonds
Series C
2.90%, due 8/1/52 (f)	10,000,000	10,000,000
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds, Second Series
Series B
3.05%, due 5/1/58 (f)	40,000,000	40,000,000
Tender Option Bond Trust Receipts, Revenue Bonds
4.15%, due 4/1/43 (e)(f)	220,000	220,000
		50,220,000
Connecticut 0.4%
Connecticut State Health & Educational Facilities Authority, Yale University, Revenue Bonds
Series A-1
2.65%, due 7/1/42 (f)	30,420,000	30,420,000

	Principal Amount	Value
Short-Term Municipal Notes
Georgia 1.1%
Bartow County Development Authority, Georgia Power Company Plant Bowen Project, Revenue Bonds
Series 1
3.70%, due 11/1/62 (b)(f)	$ 24,000,000	$ 24,000,000
Development Authority of Burke County (The), Georgia Power Co. Vogtle Project, Revenue Bonds (f)
Series 1
3.65%, due 11/1/52	41,775,000	41,775,000
Series 1
3.70%, due 11/1/48	28,935,000	28,935,000
		94,710,000
Michigan 0.2%
Michigan State Building Authority, Revenue Bonds
Series I
4.65%, due 4/15/58 (f)	19,965,000	19,965,000
New York 0.3%
Long Island Power Authority, Electric System, Revenue Bonds
Series D
3.65%, due 5/1/33 (f)	25,500,000	25,500,000
Nuveen New York AMT-Free Quality Municipal Income Fund
5.00%, due 5/1/47 (e)(f)	4,900,000	4,900,000
		30,400,000
Ohio 0.6%
Ohio State University (The), Revenue Bonds
Series A-1
3.60%, due 6/1/43 (f)	50,000,000	50,000,000
Wisconsin 0.3%
Nuveen AMT-Free Municipal Credit Income Fund
Series B
5.00%, due 3/1/29 (f)	7,990,000	7,990,000
Nuveen AMT-Free Quality Municipal Income Fund
Series D
5.00%, due 3/1/29 (f)	18,150,000	18,150,000
		26,140,000
Total Short-Term Municipal Notes (Cost $311,855,000)		311,855,000
Total Municipal Bonds (Cost $8,279,445,109)		8,595,737,875

	Shares	Value
Short-Term Investments 2.0%
Unaffiliated Investment Company 1.2%
BlackRock Liquidity Funds MuniCash, 3.974% (g)	104,843,891	$ 104,854,274

	Principal Amount

U.S. Treasury Debt 0.8%
U.S. Treasury Bills (h)
5.274%, due 3/14/24	$ 25,000,000	24,846,073
5.297%, due 2/13/24	25,000,000	24,956,187
5.307%, due 2/27/24	25,000,000	24,904,983
		74,707,243
Total Short-Term Investments (Cost $179,562,711)		179,561,517
Total Investments (Cost $8,459,007,820)	100.0%	8,775,299,392
Other Assets, Less Liabilities	(0.0)‡	(3,734,701)
Net Assets	100.0%	$ 8,771,564,691

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of January 31, 2024.
(b)	Interest on these securities was subject to alternative minimum tax.
(c)	Step coupon—Rate shown was the rate in effect as of January 31, 2024.
(d)	Delayed delivery security.
(e)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(f)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(g)	Current yield as of January 31, 2024.
(h)	Interest rate shown represents yield to maturity.
Abbreviation(s):
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
BAM—Build America Mutual Assurance Co.
BHAC—Berkshire Hathaway Assurance Corp.
CHF—Collegiate Housing Foundation
CR—Custodial Receipts
FHLMC—Federal Home Loan Mortgage Corp.

FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
ICC—Insured Custody Certificates
MTA—Metropolitan Transportation Authority
NATL-RE—National Public Finance Guarantee Corp.
PSF-GTD—Permanent School Fund Guaranteed
Q-SBLF—Qualified School Board Loan Fund
SCSDE—South Carolina State Department of Education
SD CRED PROG—School District Credit Enhancement Program
UT CSCE—Utah Charter School Credit Enhancement Program
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 8,283,882,875	$ —	$ 8,283,882,875
Short-Term Municipal Notes	—	311,855,000	—	311,855,000
Total Municipal Bonds	—	8,595,737,875	—	8,595,737,875
Short-Term Investments
Unaffiliated Investment Company	104,854,274	—	—	104,854,274
U.S. Treasury Debt	—	74,707,243	—	74,707,243
Total Short-Term Investments	104,854,274	74,707,243	—	179,561,517
Total Investments in Securities	$ 104,854,274	$ 8,670,445,118	$ —	$ 8,775,299,392

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay U.S. Infrastructure Bond Fund
Portfolio of Investments January 31, 2024†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 94.2%
Corporate Bonds 3.8%
Commercial Services 2.4%
Chapman University
Series 2021
2.067%, due 4/1/31	$ 2,680,000	$ 2,156,959
Emory University
Series 2020
2.143%, due 9/1/30	8,440,000	7,356,207
Johns Hopkins University
Series A
4.705%, due 7/1/32	13,467,000	13,693,016
Yale University
Series 2020
1.482%, due 4/15/30	2,819,000	2,387,361
		25,593,543
Diversified Financial Services 0.3%
Toll Road Investors Partnership II LP
(zero coupon), due 2/15/41 (a)	10,000,000	2,800,627
Healthcare-Services 1.1%
Advocate Health & Hospitals Corp.
3.829%, due 8/15/28	6,590,000	6,400,489
OhioHealth Corp.
2.297%, due 11/15/31	6,520,000	5,520,842
		11,921,331
Total Corporate Bonds (Cost $39,340,251)		40,315,501
Municipal Bonds 90.4%
Alabama 1.6%
Alabama Federal Aid Highway Finance Authority Revenue Bonds
Series B
1.727%, due 9/1/28	8,000,000	7,151,458
Series B
1.856%, due 9/1/29	2,160,000	1,894,628
Series B
2.156%, due 9/1/32	4,000,000	3,313,345
Series B
2.256%, due 9/1/33	5,725,000	4,670,552
		17,029,983
Arizona 0.8%
Arizona Board of Regents, Arizona State University Revenue Bonds
Series C
4.531%, due 7/1/29	1,525,000	1,539,040

	Principal Amount	Value
Municipal Bonds
Arizona
Arizona Industrial Development Authority, Voyager Foundation Inc., Project Revenue Bonds
Series 2020
3.65%, due 10/1/29	$ 1,115,000	$ 1,014,861
Series 2020
3.90%, due 10/1/34	1,900,000	1,584,778
City of Phoenix Unlimited General Obligation
Series A
5.269%, due 7/1/34	3,980,000	4,095,767
		8,234,446
Arkansas 1.1%
City of Springdale, Sales & Use Tax Revenue Bonds
Series A, Insured: BAM
5.025%, due 8/1/28	1,200,000	1,225,667
Series A, Insured: BAM
5.053%, due 8/1/29	3,345,000	3,427,052
Series A, Insured: BAM
5.103%, due 8/1/30	1,500,000	1,537,781
Series A, Insured: BAM
5.11%, due 8/1/31	2,100,000	2,144,372
Series A, Insured: BAM
5.16%, due 8/1/32	2,000,000	2,039,340
Series A, Insured: BAM
5.21%, due 8/1/33	1,150,000	1,171,794
		11,546,006
California 18.1%
Alameda Corridor Transportation Authority Revenue Bonds, Sub. Lien
Series B, Insured: BAM AMBAC
(zero coupon), due 10/1/32	5,000,000	3,389,120
Anaheim Public Financing Authority, Convention Center Expansion Revenue Bonds
Series A, Insured: AGM
2.971%, due 7/1/33	2,800,000	2,361,123
California Community Choice Financing Authority, Clean Energy Project (b) Revenue Bonds
Series A-1
4.00%, due 5/1/53	5,405,000	5,440,321
Series C
5.25%, due 1/1/54	5,725,000	6,055,748
California Health Facilities Financing Authority Revenue Bonds, Senior Lien
1.829%, due 6/1/29	2,500,000	2,194,026

	Principal Amount	Value
Municipal Bonds
California
California Infrastructure & Economic Development Bank, Infrastructure State Revolving Fund Revenue Bonds
Series A
2.186%, due 10/1/34	$ 1,900,000	$ 1,506,622
California State University, Systemwide Revenue Bonds
Series B
1.674%, due 11/1/29	2,710,000	2,349,466
Series B
1.994%, due 11/1/32	1,000,000	817,580
Series B
4.90%, due 11/1/34	3,750,000	3,813,964
Central Basin Municipal Water District Revenue Bonds
Series B, Insured: BAM
3.56%, due 8/1/33	1,345,000	1,196,959
City of Los Angeles Unlimited General Obligation
Series A
2.15%, due 9/1/32	2,500,000	2,080,179
City of Los Angeles, Department of Airports Customer Facility Charge Revenue Bonds
Series A, Insured: AGM
3.258%, due 5/15/30	2,620,000	2,443,205
Series A, Insured: AGM
3.408%, due 5/15/32	2,410,000	2,203,503
City of Oakland Unlimited General Obligation
Series A-2
5.50%, due 7/15/31	3,000,000	3,198,358
Series A-2
5.60%, due 7/15/32	2,580,000	2,772,728
Series A-2
5.75%, due 7/15/34	4,205,000	4,552,828
Series A-2
5.85%, due 7/15/35	4,430,000	4,804,979
Contra Costa Community College District Unlimited General Obligation
1.75%, due 8/1/28	1,500,000	1,352,549
Series B
6.504%, due 8/1/34	2,270,000	2,522,523
Contra Costa Transportation Authority, Sales Tax Revenue Bonds
Series B
2.25%, due 3/1/34	1,580,000	1,287,562

	Principal Amount	Value
Municipal Bonds
California
County of Alameda Unlimited General Obligation
Series B
3.699%, due 8/1/31	$ 3,050,000	$ 2,916,222
Series B
3.749%, due 8/1/32	2,000,000	1,901,168
Cupertino Union School District Unlimited General Obligation
2.65%, due 8/1/31	1,000,000	886,223
East Side Union High School District Unlimited General Obligation
Series B, Insured: BAM
2.027%, due 8/1/30	1,195,000	1,041,367
Foothill-De Anza Community College District, Election of 2006 Unlimited General Obligation
Series E
2.896%, due 8/1/31	1,025,000	927,359
Glendale Community College District Unlimited General Obligation
2.268%, due 8/1/30	1,500,000	1,323,527
2.568%, due 8/1/33	2,145,000	1,813,834
2.668%, due 8/1/34	2,545,000	2,127,696
Hemet Unified School District Unlimited General Obligation
Insured: AGM
1.70%, due 8/1/29	5,285,000	4,620,094
Long Beach Community College District Unlimited General Obligation
Series H
2.387%, due 8/1/29	1,695,000	1,538,236
Series H
2.587%, due 8/1/31	4,870,000	4,296,531
Los Angeles Community College District, Election of 2008 Unlimited General Obligation
Series B
7.53%, due 8/1/29	6,000,000	6,778,066
Los Angeles Unified School District Unlimited General Obligation
Series KRY
5.75%, due 7/1/34	9,500,000	10,119,428
Series RY
6.758%, due 7/1/34	2,360,000	2,673,194
Marin Community College District Unlimited General Obligation
Series B
1.89%, due 8/1/32	2,400,000	1,960,382
Series B-1
3.94%, due 8/1/34	1,835,000	1,729,065

	Principal Amount	Value
Municipal Bonds
California
Oakland Unified School District, Alameda County Unlimited General Obligation
Insured: BAM
2.874%, due 8/1/35	$ 7,405,000	$ 6,051,331
Port of Oakland Revenue Bonds, Senior Lien
Series R
1.949%, due 5/1/28	4,000,000	3,619,348
Series R
2.099%, due 5/1/30	2,360,000	2,048,602
Series R
2.349%, due 5/1/33	1,205,000	988,399
Riverside Community College District Unlimited General Obligation
1.589%, due 8/1/28	2,500,000	2,229,336
1.785%, due 8/1/29	2,000,000	1,752,127
San Diego Community College District Unlimited General Obligation
2.113%, due 8/1/31	3,470,000	2,963,524
Series B
2.877%, due 8/1/33	1,300,000	1,132,679
San Diego County Regional Transportation Commission Revenue Bonds
Series A
2.499%, due 4/1/30	1,570,000	1,426,338
San Diego Public Facilities Financing Authority, Water Utility Revenue Bonds
Series B
2.333%, due 8/1/32	1,000,000	837,069
San Francisco City & County Public Utilities Commission, Wastewater Revenue Bonds
Series B
5.60%, due 10/1/30	6,620,000	7,023,143
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, Third Lien
Series A, Insured: AGM
2.543%, due 8/1/30	2,000,000	1,745,735
Series A, Insured: AGM
2.643%, due 8/1/31	1,780,000	1,525,187
San Joaquin Delta Community College District Unlimited General Obligation
2.074%, due 8/1/31	2,500,000	2,100,301
San Joaquin Hills Transportation Corridor Agency Revenue Bonds, Senior Lien
Series B, Insured: AGM
2.571%, due 1/15/30	1,250,000	1,117,599

	Principal Amount	Value
Municipal Bonds
California
San Jose Evergreen Community College District Unlimited General Obligation
Series B
6.586%, due 7/1/43	$ 5,000,000	$ 4,938,305
San Jose Unified School District Unlimited General Obligation
1.847%, due 8/1/33	1,685,000	1,337,824
Santa Monica-Malibu Unified School District Unlimited General Obligation
1.51%, due 7/1/30	2,510,000	2,100,729
Silicon Valley Clean Water Revenue Bonds
Series A
1.962%, due 8/1/31	3,035,000	2,540,486
Southern California Public Power Authority, National Gas Project Revenue Bonds
Series A, Insured: AGM
5.93%, due 7/1/32	1,800,000	1,894,929
Series A, Insured: AGM
6.03%, due 7/1/32	7,030,000	7,432,402
State of California, Various Purpose Unlimited General Obligation
3.00%, due 11/1/30	3,225,000	2,948,494
5.20%, due 3/1/43	1,000,000	998,750
5.75%, due 10/1/31	5,500,000	5,934,784
5.875%, due 10/1/41	4,000,000	4,215,652
7.50%, due 4/1/34	4,000,000	4,883,137
State of California Department of Water Resources, Central Valley Project Revenue Bonds
Series BC
1.769%, due 12/1/34	2,425,000	1,836,564
Series BE
2.132%, due 12/1/33	7,500,000	6,062,803
University of California Revenue Bonds
Series BU
4.932%, due 5/15/34 (c)	5,000,000	5,115,333
Vacaville Unified School District Unlimited General Obligation
1.639%, due 8/1/29	2,000,000	1,742,462
		193,539,107
Colorado 0.8%
City & County of Denver, Airport System Revenue Bonds
Series C
2.237%, due 11/15/30	7,235,000	6,252,001

	Principal Amount	Value
Municipal Bonds
Colorado
City & County of Denver, Airport System Revenue Bonds
Series C
2.617%, due 11/15/33	$ 3,000,000	$ 2,490,921
		8,742,922
Connecticut 2.9%
State of Connecticut Unlimited General Obligation
Series A
2.677%, due 7/1/30	3,805,000	3,453,730
Series A
4.06%, due 6/15/30	4,600,000	4,529,304
Series A
4.657%, due 5/15/30	7,000,000	7,127,597
State of Connecticut, Transportation Infrastructure, Special Tax Revenue Bonds
Series B
5.459%, due 11/1/30	8,860,000	9,101,880
Series B
5.74%, due 12/1/29	6,515,000	6,771,569
		30,984,080
Delaware 0.9%
County of New Castle Unlimited General Obligation
Series B
1.67%, due 7/15/29	11,430,000	10,033,331
District of Columbia 2.2%
District of Columbia Revenue Bonds
Series B
3.759%, due 7/1/29	1,870,000	1,824,399
Series B
5.153%, due 5/1/31	10,000,000	10,456,935
Series B
5.203%, due 5/1/32	10,800,000	11,320,235
		23,601,569
Florida 4.7%
Bay Laurel Center Community Development District, Water & Sewer Revenue Bonds
Series B, Insured: AGM
5.60%, due 9/1/42	1,000,000	1,025,191

	Principal Amount	Value
Municipal Bonds
Florida
Central Florida Tourism Oversight District Limited General Obligation
Series A
2.547%, due 6/1/35	$ 1,605,000	$ 1,295,380
City of Miami, Beach Parking Unlimited General Obligation
Series B
4.661%, due 5/1/31	1,310,000	1,333,526
Series B
4.674%, due 5/1/29	1,900,000	1,940,504
Series B
5.261%, due 5/1/38	2,010,000	2,068,559
City of Miramar Revenue Bonds
2.443%, due 10/1/34	1,970,000	1,597,002
2.543%, due 10/1/35	2,395,000	1,917,654
County of Broward, Airport System Revenue Bonds
Series C
2.504%, due 10/1/28	2,360,000	2,166,661
Series C
2.914%, due 10/1/32	9,255,000	8,053,742
County of Miami-Dade, Seaport Department Revenue Bonds
Series A-3, Insured: AGM
2.012%, due 10/1/31	6,940,000	5,724,264
Series A-3, Insured: AGM
2.162%, due 10/1/32	4,000,000	3,249,331
County of Miami-Dade, Aviation Revenue Bonds
Series B
2.287%, due 10/1/29	1,000,000	894,321
Series E
2.529%, due 10/1/30	2,935,000	2,606,601
Series B
3.406%, due 10/1/32	1,500,000	1,368,196
County of Miami-Dade Revenue Bonds
5.499%, due 11/1/29	1,150,000	1,200,910
5.653%, due 11/1/32	2,725,000	2,880,403
Florida Development Finance Corp., UF Health Jacksonville Project Revenue Bonds
Series B, Insured: AGM
3.223%, due 2/1/32	8,500,000	7,227,487

	Principal Amount	Value
Municipal Bonds
Florida
Tampa-Hillsborough County Expressway Authority Revenue Bonds
Series B, Insured: BAM
2.142%, due 7/1/31	$ 4,375,000	$ 3,685,130
		50,234,862
Georgia 1.6%
City of Atlanta, Water & Wastewater Revenue Bonds
1.637%, due 11/1/29	7,250,000	6,275,319
2.257%, due 11/1/35	5,560,000	4,467,927
Municipal Electric Authority of Georgia Revenue Bonds
Series A, Insured: AGM-CR AMBAC
5.95%, due 1/1/35	3,165,000	3,349,371
Oglethorpe Power Corp. Revenue Bonds
Insured: NATL-RE
5.534%, due 1/1/35 (a)	2,820,000	2,876,329
		16,968,946
Guam 0.8%
Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds
Series B
2.75%, due 7/1/30	6,500,000	5,790,818
Series B
3.25%, due 7/1/34	2,000,000	1,710,069
Port Authority of Guam Revenue Bonds
Series C
4.532%, due 7/1/27	500,000	487,658
Series C
4.582%, due 7/1/28	1,000,000	969,672
		8,958,217
Hawaii 2.9%
City & County of Honolulu, Wastewater System Revenue Bonds
Series A
1.473%, due 7/1/30	3,750,000	3,153,425
Series A
1.623%, due 7/1/31	3,080,000	2,539,735
City & County of Honolulu Unlimited General Obligation
Series D
3.068%, due 10/1/30	1,980,000	1,825,794

	Principal Amount	Value
Municipal Bonds
Hawaii
State of Hawaii Unlimited General Obligation
Series GC
1.718%, due 10/1/30	$ 5,500,000	$ 4,681,765
Series GC
1.868%, due 10/1/31	6,000,000	5,021,590
Series GJ
2.042%, due 8/1/31	4,255,000	3,624,672
Series GM
4.806%, due 10/1/30	4,000,000	4,113,674
Series GM
4.821%, due 10/1/32	4,000,000	4,099,964
State of Hawaii, Airports System Revenue Bonds
Series E
2.23%, due 7/1/29	2,200,000	1,966,517
		31,027,136
Illinois 5.1%
Chicago Board of Education Unlimited General Obligation
Series C, Insured: BAM
6.319%, due 11/1/29	2,000,000	2,097,442
Chicago Transit Authority Sales Tax Receipts Fund Revenue Bonds
Series B, Insured: BAM
3.102%, due 12/1/30	2,100,000	1,932,140
City of Chicago Unlimited General Obligation
Series B, Insured: AGM-CR
7.375%, due 1/1/33	1,125,000	1,252,529
County of Cook Unlimited General Obligation
Series C
5.79%, due 11/15/29	1,290,000	1,309,475
Illinois Finance Authority, Ann & Robert H Lurie Children's Hospital Revenue Bonds
3.548%, due 8/15/29	2,525,000	2,420,687
3.598%, due 8/15/30	1,000,000	951,011
Illinois Housing Development Authority Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
5.628%, due 4/1/53	5,685,000	5,764,458
Illinois Municipal Electric Agency Revenue Bonds
Series C
6.832%, due 2/1/35	5,000,000	5,409,583

	Principal Amount	Value
Municipal Bonds
Illinois
Sales Tax Securitization Corp. Revenue Bonds, Second Lien
Series B, Insured: BAM
2.857%, due 1/1/31	$ 6,000,000	$ 5,380,332
Sales Tax Securitization Corp. Revenue Bonds
Series C
3.23%, due 1/1/28	2,160,000	2,062,533
State of Illinois, Sales Tax Revenue Bonds, Junior Lien
Series B
2.159%, due 6/15/29	2,500,000	2,203,232
State of Illinois, Sales Tax Revenue Bonds
3.45%, due 6/15/29	3,170,000	2,985,964
State of Illinois Unlimited General Obligation
Series B
5.52%, due 4/1/38	6,950,000	6,858,562
Series 3
6.725%, due 4/1/35	7,384,615	7,812,068
State of Illinois, Build America Bonds Unlimited General Obligation
Series 5
7.35%, due 7/1/35	5,931,429	6,470,409
		54,910,425
Indiana 0.6%
Indianapolis Local Public Improvement Bond Bank Revenue Bonds
Series G-3
5.04%, due 1/1/29	1,115,000	1,134,098
Series A-2
5.854%, due 1/15/30	4,830,000	5,057,499
		6,191,597
Kansas 0.6%
County of Johnson Unlimited General Obligation
Series D
1.70%, due 9/1/32	5,025,000	4,045,168
State of Kansas Department of Transportation Revenue Bonds
Series A
4.596%, due 9/1/35	2,500,000	2,480,372
		6,525,540

	Principal Amount	Value
Municipal Bonds
Louisiana 0.8%
Louisiana Local Government Environmental Facilities & Community Development Authority, Utilities Restoration Corp. Project Revenue Bonds
5.197%, due 9/1/39	$ 5,043,421	$ 5,174,161
State of Louisiana Unlimited General Obligation
Series C-1
1.804%, due 6/1/31	3,710,000	3,114,923
		8,289,084
Maryland 0.6%
County of Howard Unlimited General Obligation
Series E
1.55%, due 8/15/31	3,000,000	2,481,321
Maryland Stadium Authority, Baltimore City Public School Construction Financing Fund Revenue Bonds
Series C, Insured: State Intercept
2.207%, due 5/1/31	1,510,000	1,294,587
Maryland State Transportation Authority Revenue Bonds
Series B
5.604%, due 7/1/30	3,000,000	3,100,735
		6,876,643
Massachusetts 5.5%
Commonwealth of Massachusetts Limited General Obligation
Series E
1.52%, due 11/1/30	2,000,000	1,667,243
Series E
5.50%, due 10/1/29	9,000,000	9,548,502
Series E
5.50%, due 10/1/31	5,050,000	5,381,672
Commonwealth of Massachusetts, COVID-19 Recovery Assessment Revenue Bonds
Series A
3.769%, due 7/15/29	7,250,000	7,097,363
Series A
3.881%, due 1/15/31	7,900,000	7,653,473
Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds
Series B
2.235%, due 7/1/31	7,795,000	6,585,472
Massachusetts Port Authority Revenue Bonds
Series C
1.679%, due 7/1/31	1,625,000	1,334,726

	Principal Amount	Value
Municipal Bonds
Massachusetts
Massachusetts School Building Authority Revenue Bonds, Senior Lien
Series B
1.753%, due 8/15/30	$ 3,725,000	$ 3,200,438
Massachusetts Water Resources Authority Revenue Bonds
Series C
1.94%, due 8/1/30	1,500,000	1,293,636
Series C
2.09%, due 8/1/31	1,055,000	895,832
Series E
2.323%, due 8/1/29	2,015,000	1,819,618
Series C
2.39%, due 8/1/33	9,380,000	7,785,189
University of Massachusetts, Building Authority Revenue Bonds, Senior Lien
Series 4
2.008%, due 11/1/31	2,730,000	2,254,950
Series 2
3.646%, due 11/1/34	2,495,000	2,232,152
		58,750,266
Michigan 0.4%
Michigan Finance Authority, Local Government Loan Program Revenue Bonds
Series E, Insured: State Aid Direct Deposit
8.369%, due 11/1/35	680,000	822,138
Michigan State Building Authority Revenue Bonds
Series II
1.812%, due 10/15/31	3,100,000	2,558,795
Series II
1.912%, due 10/15/32	1,000,000	811,254
		4,192,187
Minnesota 0.3%
County of Washington Unlimited General Obligation
Series A
2.70%, due 2/1/31	2,360,000	2,228,882
Western Minnesota Municipal Power Agency Revenue Bonds
Series A
2.595%, due 1/1/29	1,000,000	931,308
		3,160,190

	Principal Amount	Value
Municipal Bonds
Mississippi 1.4%
State of Mississippi Unlimited General Obligation
Series B
1.699%, due 6/1/29	$ 2,935,000	$ 2,580,943
Series B
1.849%, due 6/1/30	2,135,000	1,844,938
Series E
1.987%, due 10/1/30	7,835,000	6,773,756
Series F
5.245%, due 11/1/34	4,075,000	4,197,565
		15,397,202
Missouri 1.2%
Missouri Highway & Transportation Commission, Federal Reimbursement State Road Revenue Bonds
Series B
5.445%, due 5/1/33	12,120,000	12,547,895
Nebraska 0.2%
City of Lincoln, Electric System Revenue Bonds
Series B
1.499%, due 9/1/30	3,000,000	2,503,753
New Jersey 2.1%
New Jersey Economic Development Authority Revenue Bonds
Insured: NATL-RE
7.425%, due 2/15/29	9,250,000	10,006,913
New Jersey Turnpike Authority Revenue Bonds
Series B
1.483%, due 1/1/28	2,000,000	1,805,757
Series B
1.713%, due 1/1/29	3,485,000	3,100,220
State of New Jersey Unlimited General Obligation
Series A
2.75%, due 6/1/31	3,900,000	3,465,074
Series A, Insured: BAM
2.90%, due 6/1/33	5,180,000	4,546,252
		22,924,216
New Mexico 0.1%
City of Albuquerque, Gross Receipts Tax Revenue Bonds
Series C
2.205%, due 7/1/32	1,420,000	1,191,677

	Principal Amount	Value
Municipal Bonds
New York 9.7%
Brookhaven Local Development Corp., Long Island Community Hospital Health Care Services Foundation Revenue Bonds
Series B, Insured: AGM-CR
6.00%, due 10/1/30	$ 1,855,000	$ 1,925,677
City of New York Unlimited General Obligation
Series D
1.623%, due 8/1/28	6,500,000	5,800,297
Series D
1.723%, due 8/1/29	1,300,000	1,135,561
Series D-2
1.75%, due 3/1/30	2,450,000	2,107,329
Series D-3
1.97%, due 3/1/31	1,000,000	848,977
Series A-3
2.80%, due 8/1/30	2,820,000	2,563,326
Series E-2
4.90%, due 4/1/34	2,000,000	2,028,382
Series B-2
5.514%, due 10/1/30	3,880,000	4,108,715
Series B-2
5.625%, due 10/1/31	2,110,000	2,252,833
Metropolitan Transportation Authority Revenue Bonds
Series B-1
6.548%, due 11/15/31	6,800,000	7,282,891
New York City Transitional Finance Authority, Future Tax Secured Revenue Bonds
Series B-3
3.00%, due 11/1/33	1,000,000	866,930
Series C-3
3.35%, due 11/1/30	4,000,000	3,735,541
Series A-2
4.60%, due 5/1/30	6,000,000	6,045,434
Series D-3
5.65%, due 11/1/35	6,000,000	6,334,454
New York Power Authority Revenue Bonds
Series A, Insured: AGM
5.749%, due 11/15/33	6,530,000	7,039,270
New York State Dormitory Authority, New York University Revenue Bonds
Series B
2.219%, due 7/1/35	2,000,000	1,635,654
New York State Dormitory Authority, University Facilities Revenue Bonds
Series B
2.746%, due 7/1/30	6,430,000	5,757,211

	Principal Amount	Value
Municipal Bonds
New York
New York State Dormitory Authority, State Personal Income Tax Revenue Bonds
Series H
5.289%, due 3/15/33	$ 6,935,000	$ 7,064,060
New York State Urban Development Corp., Sales Tax Revenue Bonds
Series B
1.75%, due 3/15/28	3,580,000	3,247,409
New York State Urban Development Corp., Personal Income Tax Revenue Bonds
Series B
1.777%, due 3/15/28	3,500,000	3,170,951
Series D
3.32%, due 3/15/29	4,990,000	4,743,779
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project Revenue Bonds
Series B, Insured: AGM-CR
3.473%, due 7/1/28	5,860,000	5,590,684
State of New York Unlimited General Obligation
Series B
2.10%, due 3/15/33	2,490,000	2,055,623
Series B
2.90%, due 2/15/33	6,000,000	5,317,256
Series B
2.95%, due 2/15/34	6,750,000	5,908,513
State of New York, Build America Bonds Unlimited General Obligation
Series C
5.54%, due 3/1/30	5,000,000	5,324,023
		103,890,780
North Carolina 0.1%
University of North Carolina at Chapel Hill Revenue Bonds
3.847%, due 12/1/34	1,530,000	1,450,204
Ohio 3.3%
American Municipal Power, Inc., Combined Hydroelectric Revenue Bonds
Series B
6.424%, due 2/15/32	3,455,000	3,776,680
Series A
7.734%, due 2/15/33	6,000,000	7,105,174
City of Columbus Limited General Obligation
Series D
4.022%, due 4/1/35	1,135,000	1,075,635

	Principal Amount	Value
Municipal Bonds
Ohio
County of Lucas Revenue Notes
6.25%, due 10/11/24	$ 8,330,000	$ 8,376,453
Franklin County Convention Facilities Authority Revenue Bonds
Series B
2.022%, due 12/1/30	4,795,000	4,053,929
JobsOhio Beverage System Revenue Bonds, Senior Lien
4.433%, due 1/1/33	6,410,000	6,359,214
Ohio Higher Educational Facility Commission, Ashtabula County Medical Center Obligated Group Revenue Bonds
5.25%, due 1/1/42	2,000,000	2,096,263
State of Ohio, Build America Bonds Unlimited General Obligation
Series B
5.462%, due 9/1/30	2,000,000	2,132,652
		34,976,000
Oklahoma 0.1%
Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds
Series B, Insured: AGM
2.251%, due 1/1/32	1,300,000	1,088,476
Oregon 2.4%
City of Portland, Affordable Housing Project Unlimited General Obligation
Series A
4.37%, due 6/15/28	1,855,000	1,870,677
Series A
4.43%, due 6/15/29	2,270,000	2,294,262
Deschutes County Administrative School District No. 1 Unlimited General Obligation
Insured: School Bond Guaranty
1.60%, due 6/15/27	5,000,000	4,588,053
Oregon State Lottery Revenue Bonds
Series B
1.641%, due 4/1/28	9,500,000	8,553,518
Series B
1.875%, due 4/1/29	3,900,000	3,462,842
Series B
3.821%, due 4/1/31	3,000,000	2,881,546
State of Oregon Unlimited General Obligation
Series C
1.975%, due 5/1/31	1,000,000	848,168

	Principal Amount	Value
Municipal Bonds
Oregon
Tri-County Metropolitan Transportation, District of Oregon Revenue Bonds, Senior Lien
Series B
2.583%, due 9/1/36	$ 2,100,000	$ 1,679,616
		26,178,682
Pennsylvania 1.9%
City of Philadelphia Unlimited General Obligation
Series B, Insured: AGM
1.618%, due 7/15/29	2,505,000	2,160,359
Series B, Insured: AGM
1.738%, due 7/15/30	2,250,000	1,898,006
City of Philadelphia, Water & Wastewater Revenue Bonds
Series B
2.034%, due 11/1/31	1,000,000	870,292
City of Pittsburgh Unlimited General Obligation
Series B
1.619%, due 9/1/29	1,570,000	1,366,693
Commonwealth of Pennsylvania Unlimited General Obligation
Series 1
1.625%, due 8/1/28	2,300,000	2,043,889
Series 1
2.05%, due 8/1/31	4,020,000	3,378,086
County of Allegheny Unlimited General Obligation
Series C-79
1.786%, due 11/1/30	1,000,000	851,116
Erie City Water Authority Revenue Bonds
Series D, Insured: AGM
1.961%, due 12/1/30	2,945,000	2,498,083
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue Bonds
Series C
2.629%, due 9/15/33	2,000,000	1,704,691
Series A
3.327%, due 9/15/29	2,207,000	2,106,821
Series B
3.596%, due 9/15/30	2,000,000	1,917,762
		20,795,798

	Principal Amount	Value
Municipal Bonds
Rhode Island 0.4%
State of Rhode Island Unlimited General Obligation
Series B
4.79%, due 8/1/31	$ 1,285,000	$ 1,305,911
Series B
5.00%, due 8/1/29	3,145,000	3,240,326
		4,546,237
South Carolina 0.4%
South Carolina Public Service Authority, Santee Cooper Project Revenue Bonds
Series F, Insured: AGM-CR
5.74%, due 1/1/30	3,690,000	3,859,025
Tennessee 0.7%
Metropolitan Government Nashville & Davidson County Sports Authority, Stadium Project Revenue Bonds
Series D
4.98%, due 7/1/29	1,315,000	1,350,851
Series D
5.03%, due 7/1/30	1,000,000	1,026,901
Series D
5.068%, due 7/1/31	1,600,000	1,643,109
Series D
5.168%, due 7/1/33	1,550,000	1,595,491
State of Tennessee Unlimited General Obligation
Series B
1.925%, due 11/1/34	1,500,000	1,170,533
Series B
1.975%, due 11/1/35	1,500,000	1,140,851
		7,927,736
Texas 8.0%
City of Corpus Christi, Utility System Revenue Bonds, Junior Lien
Series B
2.166%, due 7/15/32	2,500,000	2,073,696
City of Dallas, Waterworks & Sewer System Revenue Bonds
Series B
3.648%, due 10/1/30	2,000,000	1,919,461
City of Houston, Combined Utility System Revenue Bonds, First Lien
Series D
1.972%, due 11/15/34	1,000,000	765,299
Series D
2.022%, due 11/15/35	2,000,000	1,496,423

	Principal Amount	Value
Municipal Bonds
Texas
City of Houston, Combined Utility System Revenue Bonds, First Lien
Series B
3.828%, due 5/15/28	$ 3,025,000	$ 2,977,813
City of Houston, Airport System Revenue Bonds, Sub. Lien
Series C
2.485%, due 7/1/32	1,470,000	1,252,872
City of Midland Limited General Obligation
Series A
3.601%, due 3/1/31	1,420,000	1,357,185
Series A
3.701%, due 3/1/32	2,235,000	2,126,037
County of Bexar, Combined Venue Tax Revenue Bonds
Insured: AGM
2.434%, due 8/15/33	1,000,000	807,590
Dallas Area Rapid Transit Revenue Bonds, Senior Lien
Series D
1.828%, due 12/1/29	2,600,000	2,254,695
Dallas Area Rapid Transit Revenue Bonds
Series C
1.946%, due 12/1/31	4,230,000	3,498,019
Series C
2.046%, due 12/1/32	2,035,000	1,652,224
Series C
2.096%, due 12/1/33	1,250,000	993,175
Dallas Fort Worth International Airport Revenue Bonds
Series C
2.246%, due 11/1/31	2,585,000	2,203,537
Series A
2.454%, due 11/1/29	1,000,000	903,905
Series C
2.591%, due 11/1/33	4,300,000	3,579,692
Series A
4.892%, due 11/1/34	1,750,000	1,773,670
Dallas Independent School District Unlimited General Obligation
Series A, Insured: PSF-GTD
2.533%, due 2/15/32	2,595,000	2,256,823
Fort Worth Independent School District Unlimited General Obligation
Series B, Insured: PSF-GTD
5.00%, due 2/15/32	2,000,000	2,066,773

	Principal Amount	Value
Municipal Bonds
Texas
Manor Independent School District Unlimited General Obligation
Series B, Insured: PSF-GTD
5.00%, due 8/1/29	$ 2,000,000	$ 2,066,541
Metropolitan Transit Authority of Harris County Revenue Bonds
Series A
2.499%, due 11/1/34	4,000,000	3,270,021
Northwest Independent School District Unlimited General Obligation
Series A, Insured: PSF-GTD
1.776%, due 2/15/31	3,665,000	3,098,603
Prosper Independent School District Unlimited General Obligation
Insured: PSF-GTD
1.429%, due 2/15/30	3,380,000	2,857,022
State of Texas, Public Finance Authority Unlimited General Obligation
2.526%, due 10/1/31	4,000,000	3,531,654
2.746%, due 10/1/33	1,000,000	865,447
4.68%, due 10/1/32	7,470,000	7,653,801
4.70%, due 10/1/33	1,000,000	1,023,674
4.90%, due 10/1/35	5,100,000	5,263,474
Texas Natural Gas Securitization Finance Corp. Revenue Bonds
Series A-1
5.102%, due 4/1/35	16,000,000	16,355,915
Texas Public Finance Authority, Texas Facilities Commission Revenue Bonds
1.62%, due 2/1/31	3,655,000	3,057,619
Texas Tech University System Revenue Bonds
1.653%, due 2/15/29	1,250,000	1,104,166
		86,106,826
U.S. Virgin Islands 0.6%
Matching Fund Special Purpose Securitization Corp. Revenue Bonds
Series B
6.00%, due 10/1/25	5,875,000	5,862,686
Utah 1.1%
County of Salt Lake, Convention Hotel Revenue Bonds
5.25%, due 10/1/34 (a)	3,610,000	3,348,638

	Principal Amount	Value
Municipal Bonds
Utah
Intermountain Power Agency Revenue Bonds
Series B
4.978%, due 7/1/31	$ 1,020,000	$ 1,044,350
Series B
5.228%, due 7/1/35	2,520,000	2,586,213
Utah Board of Higher Education Revenue Bonds
Series B
1.656%, due 8/1/31	1,000,000	825,148
Utah Transit Authority Revenue Bonds
2.289%, due 12/15/32	4,360,000	3,637,958
		11,442,307
Virginia 1.1%
City of Norfolk Unlimited General Obligation
Series B, Insured: State Aid Withholding
2.504%, due 10/1/29	2,550,000	2,288,937
Farmville Industrial Development Authority, Longwood University Student Housing Project Revenue Bonds
Series B
5.00%, due 1/1/34	1,995,000	1,849,286
Virginia College Building Authority, 21st Century College & Equipment Programs Revenue Bonds
Series B
1.865%, due 2/1/31	3,000,000	2,537,289
Series B-2
4.83%, due 2/1/30	3,640,000	3,662,565
Virginia Commonwealth Transportation Board, Build America Bonds Revenue Bonds
Series A-2, Insured: State Appropriations
5.35%, due 5/15/35	1,255,000	1,291,815
		11,629,892
Washington 2.4%
County of King, Sewer Revenue Bonds
Series B
1.30%, due 1/1/28	2,140,000	1,918,163
Series A
2.091%, due 7/1/34	1,880,000	1,489,814
County of King Limited General Obligation
Series C
4.932%, due 12/1/31	1,600,000	1,652,205

	Principal Amount	Value
Municipal Bonds
Washington
County of King Limited General Obligation
Series C
4.982%, due 12/1/32	$ 1,650,000	$ 1,706,456
Series C
5.112%, due 12/1/34	1,550,000	1,607,805
Energy Northwest, Bonneville Power Administration Revenue Bonds
Series B
2.166%, due 7/1/32	2,740,000	2,286,883
Spokane Public Facilities District, Sales & Lodging tax Revenue Bonds
Series B
1.996%, due 12/1/30	3,050,000	2,624,269
State of Washington, Motor Vehicle Fuel Tax Unlimited General Obligation
Series F
5.09%, due 8/1/33	11,750,000	12,172,159
		25,457,754
West Virginia 0.2%
County of Ohio, Special District Excise Tax Revenue Bonds
Series A
4.00%, due 3/1/40	2,200,000	1,693,456
Wisconsin 0.7%
State of Wisconsin Unlimited General Obligation
Series 4
1.402%, due 5/1/29	3,000,000	2,611,473
Series 2
2.614%, due 5/1/32	4,250,000	3,725,933
Wisconsin Department of Transportation Revenue Bonds
Series 1
1.789%, due 7/1/33	1,000,000	794,689
		7,132,095
Total Municipal Bonds (Cost $938,430,061)		968,399,234

	Principal Amount	Value
U.S. Government & Federal Agencies 0.0% ‡
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.0% ‡
FHLMC Gold Pools, 30 Year
4.00%, due 10/1/48	$ 110,881	$ 106,524
6.50%, due 4/1/37	21,920	23,102
		129,626
Government National Mortgage Association (Mortgage Pass-Through Security) 0.0% ‡
GNMA I, 30 Year
6.50%, due 4/15/31	63,658	65,725
Total U.S. Government & Federal Agencies (Cost $197,965)		195,351
Total Long-Term Bonds (Cost $977,968,277)		1,008,910,086

	Shares

Short-Term Investments 4.9%
Affiliated Investment Company 1.8%
MainStay U.S. Government Liquidity Fund, 5.25% (d)	18,671,474	18,671,474

	Principal Amount

Short-Term Municipal Notes 3.1%
Maricopa County Industrial Development Authority
5.35%, due 1/1/56 (e)	$ 20,000,000	20,000,000
Mizuho Floater (a)(e)
5.74%, due 12/1/52	4,750,000	4,750,000
5.74%, due 12/1/62	8,750,000	8,750,000
Total Short-Term Municipal Notes (Cost $33,500,000)		33,500,000
Total Short-Term Investments (Cost $52,171,474)		52,171,474
Total Investments (Cost $1,030,139,751)	99.1%	1,061,081,560
Other Assets, Less Liabilities	0.9	9,644,847
Net Assets	100.0%	$ 1,070,726,407

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of January 31, 2024.
(c)	Delayed delivery security.
(d)	Current yield as of January 31, 2024.

(e)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 826	$ 210,397	$ (192,552)	$ —	$ —	$ 18,671	$ 302	$ —	18,671
Abbreviation(s):
AGM—Assured Guaranty Municipal Corp.
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
NATL-RE—National Public Finance Guarantee Corp.
PSF-GTD—Permanent School Fund Guaranteed
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$ —	$ 40,315,501	$ —	$ 40,315,501
Municipal Bonds	—	968,399,234	—	968,399,234
U.S. Government & Federal Agencies	—	195,351	—	195,351
Total Long-Term Bonds	—	1,008,910,086	—	1,008,910,086
Short-Term Investments
Affiliated Investment Company	18,671,474	—	—	18,671,474
Short-Term Municipal Notes	—	33,500,000	—	33,500,000
Total Short-Term Investments	18,671,474	33,500,000	—	52,171,474
Total Investments in Securities	$ 18,671,474	$ 1,042,410,086	$ —	$ 1,061,081,560

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay Strategic Bond Fund
Portfolio of Investments January 31, 2024†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 95.7%
Asset-Backed Securities 13.6%
Automobile Asset-Backed Securities 9.1%
American Credit Acceptance Receivables Trust (a)
Series 2021-2, Class D
1.34%, due 7/13/27	$ 1,675,770	$ 1,636,433
Series 2022-1, Class D
2.46%, due 3/13/28	3,050,000	2,946,378
Series 2021-2, Class E
2.54%, due 7/13/27	2,400,000	2,321,564
Series 2021-4, Class E
3.12%, due 2/14/28	1,400,000	1,346,078
Avis Budget Rental Car Funding AESOP LLC
Series 2021-1A, Class A
1.38%, due 8/20/27 (a)	1,135,000	1,039,959
CPS Auto Receivables Trust
Series 2021-C, Class E
3.21%, due 9/15/28 (a)	1,635,000	1,544,089
DT Auto Owner Trust (a)
Series 2021-3A, Class D
1.31%, due 5/17/27	2,240,000	2,102,036
Series 2021-4A, Class D
1.99%, due 9/15/27	1,385,000	1,301,009
Series 2021-3A, Class E
2.65%, due 9/15/28	920,000	865,859
Series 2020-3A, Class E
3.62%, due 10/15/27	2,295,000	2,236,492
Exeter Automobile Receivables Trust
Series 2021-2A, Class D
1.40%, due 4/15/27	1,605,000	1,521,578
Series 2021-3A, Class D
1.55%, due 6/15/27	2,710,000	2,549,359
Series 2021-1A, Class E
2.21%, due 2/15/28 (a)	1,565,000	1,471,087
Series 2021-3A, Class E
3.04%, due 12/15/28 (a)	3,790,000	3,480,316
Flagship Credit Auto Trust (a)
Series 2021-2, Class D
1.59%, due 6/15/27	1,190,000	1,085,398
Series 2021-3, Class D
1.65%, due 9/15/27	1,537,000	1,387,944
Series 2021-4, Class C
1.96%, due 12/15/27	1,240,000	1,173,386
Series 2021-4, Class D
2.26%, due 12/15/27	3,507,000	3,211,938
Series 2020-1, Class D
2.48%, due 3/16/26	1,000,000	980,153
Series 2020-1, Class E
3.52%, due 6/15/27	2,590,000	2,446,237

	Principal Amount	Value
Asset-Backed Securities
Automobile Asset-Backed Securities
Flagship Credit Auto Trust (a)
Series 2022-1, Class D
3.64%, due 3/15/28	$ 1,000,000	$ 938,229
Series 2019-2, Class E
4.52%, due 12/15/26	1,315,000	1,288,025
Series 2020-3, Class E
4.98%, due 12/15/27	1,090,000	1,030,896
Series 2022-2, Class D
5.80%, due 4/17/28	2,100,000	1,960,647
Ford Credit Auto Owner Trust
Series 2023-2, Class B
5.92%, due 2/15/36 (a)	1,618,000	1,655,604
GLS Auto Receivables Issuer Trust (a)
Series 2021-3A, Class D
1.48%, due 7/15/27	2,635,000	2,478,226
Series 2021-4A, Class D
2.48%, due 10/15/27	1,650,000	1,555,234
Series 2021-2A, Class E
2.87%, due 5/15/28	2,340,000	2,192,190
Series 2021-1A, Class E
3.14%, due 1/18/28	1,080,000	1,036,785
Series 2021-3A, Class E
3.20%, due 10/16/28	2,485,000	2,304,728
Series 2020-1A, Class D
3.68%, due 11/16/26	1,070,000	1,054,360
Hertz Vehicle Financing III LLC
Series 2023-1A, Class C
6.91%, due 6/25/27 (a)	680,000	688,835
Hertz Vehicle Financing III LP (a)
Series 2021-2A, Class C
2.52%, due 12/27/27	3,285,000	2,986,564
Series 2021-2A, Class D
4.34%, due 12/27/27	1,200,000	1,088,878
Hertz Vehicle Financing LLC
Series 2021-1A, Class C
2.05%, due 12/26/25 (a)	870,000	843,071
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class F
12.24%, due 12/15/33 (a)	1,135,000	1,135,886
Santander Drive Auto Receivables Trust
Series 2021-3, Class D
1.33%, due 9/15/27	1,735,000	1,665,022
Series 2021-4, Class D
1.67%, due 10/15/27	2,385,000	2,262,841
		64,813,314

	Principal Amount	Value
Asset-Backed Securities
Home Equity Asset-Backed Securities 0.1%
First NLC Trust
Series 2007-1, Class A1
5.52% (1 Month SOFR + 0.184%), due 8/25/37 (a)(b)	$ 230,432	$ 112,122
GSAA Home Equity Trust
Series 2007-8, Class A3
6.35% (1 Month SOFR + 1.014%), due 8/25/37 (b)	28,020	26,574
J.P. Morgan Mortgage Acquisition Trust
Series 2007-HE1, Class AF1
4.266% (1 Month SOFR + 0.214%), due 3/25/47 (b)	80,041	48,019
Mastr Asset-Backed Securities Trust
Series 2006-HE4, Class A1
5.55% (1 Month SOFR + 0.214%), due 11/25/36 (b)	66,075	20,628
Morgan Stanley ABS Capital I, Inc. Trust (b)
Series 2007-HE4, Class A2A
5.56% (1 Month SOFR + 0.224%), due 2/25/37	71,101	22,543
Series 2007-HE7, Class M1
7.45% (1 Month SOFR + 2.114%), due 7/25/37	635,000	473,084
		702,970
Other Asset-Backed Securities 4.4%
American Airlines Pass-Through Trust
Series 2019-1, Class B
3.85%, due 2/15/28	716,624	647,046
Series 2021-1, Class B
3.95%, due 7/11/30	1,055,300	941,499
Series 2016-1, Class A
4.10%, due 1/15/28	819,949	759,903
Auxilior Term Funding LLC
Series 2023-1A, Class D
7.27%, due 12/16/30 (a)	940,000	957,799
CF Hippolyta Issuer LLC (a)
Series 2020-1, Class A1
1.69%, due 7/15/60	1,029,872	960,153
Series 2021-1A, Class B1
1.98%, due 3/15/61	3,977,129	3,394,866
Series 2020-1, Class A2
1.99%, due 7/15/60	1,528,583	1,316,236
Series 2020-1, Class B1
2.28%, due 7/15/60	2,122,707	1,945,319
Series 2020-1, Class B2
2.60%, due 7/15/60	2,428,520	1,990,651
CVS Pass-Through Trust
5.789%, due 1/10/26 (a)	15,508	15,373
DB Master Finance LLC
Series 2021-1A, Class A23
2.791%, due 11/20/51 (a)	1,215,200	1,014,280

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
FirstKey Homes Trust
Series 2020-SFR2, Class E
2.668%, due 10/19/37 (a)	$ 1,650,000	$ 1,551,319
FORA Financial Asset Securitization LLC
Series 2021-1A, Class A
2.62%, due 5/15/27 (a)	1,705,000	1,624,973
Hilton Grand Vacations Trust
Series 2019-AA, Class B
2.54%, due 7/25/33 (a)	777,658	738,781
Home Partners of America Trust
Series 2021-2, Class B
2.302%, due 12/17/26 (a)	760,068	693,815
Navient Private Education Refi Loan Trust (a)
Series 2021-BA, Class A
0.94%, due 7/15/69	632,195	554,067
Series 2020-GA, Class B
2.50%, due 9/16/69	1,145,000	903,373
Series 2020-HA, Class B
2.78%, due 1/15/69	1,820,000	1,502,712
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class B1
2.41%, due 10/20/61 (a)	3,340,000	2,724,126
PFS Financing Corp.
Series 2022-D, Class B
4.90%, due 8/15/27 (a)	2,360,000	2,322,677
Sierra Timeshare Receivables Funding LLC
Series 2023-2A, Class C
7.30%, due 4/20/40 (a)	680,057	696,887
Taco Bell Funding LLC
Series 2021-1A, Class A23
2.542%, due 8/25/51 (a)	1,066,012	871,583
Tricon American Homes
Series 2020-SFR1, Class C
2.249%, due 7/17/38 (a)	1,500,000	1,392,475
United Airlines Pass-Through Trust
Series 2023-1, Class A
5.80%, due 1/15/36	865,000	878,257
Series 2020-1, Class A
5.875%, due 10/15/27	913,431	921,323
		31,319,493
Total Asset-Backed Securities (Cost $100,002,654)		96,835,777
Corporate Bonds 30.6%
Agriculture 0.2%
BAT Capital Corp.
3.734%, due 9/25/40	1,095,000	807,430

	Principal Amount	Value
Corporate Bonds
Agriculture
BAT International Finance plc
4.448%, due 3/16/28	$ 755,000	$ 738,493
		1,545,923
Airlines 1.0%
American Airlines, Inc. (a)
5.50%, due 4/20/26	825,000	815,934
5.75%, due 4/20/29	2,450,000	2,405,974
Delta Air Lines, Inc. (a)
4.50%, due 10/20/25	490,880	485,082
4.75%, due 10/20/28	2,665,000	2,624,355
Mileage Plus Holdings LLC
6.50%, due 6/20/27 (a)	1,064,000	1,065,592
		7,396,937
Apparel 0.2%
Tapestry, Inc.
7.85%, due 11/27/33	1,090,000	1,164,924
Auto Manufacturers 2.0%
Ford Motor Credit Co. LLC
2.30%, due 2/10/25	1,005,000	970,129
4.125%, due 8/17/27	1,295,000	1,230,028
6.80%, due 5/12/28	2,105,000	2,187,325
6.95%, due 3/6/26	1,195,000	1,221,829
7.20%, due 6/10/30	960,000	1,020,814
General Motors Financial Co., Inc.
2.35%, due 1/8/31	1,178,000	976,833
2.70%, due 6/10/31	1,525,000	1,274,540
4.30%, due 4/6/29	1,090,000	1,047,254
Nissan Motor Acceptance Co. LLC (a)
1.85%, due 9/16/26	3,610,000	3,266,532
7.05%, due 9/15/28 (c)	975,000	1,023,166
		14,218,450
Banks 10.9%
Banco Santander SA
4.175% (1 Year Treasury Constant Maturity Rate + 2.00%), due 3/24/28 (b)	2,400,000	2,311,499
Bank of America Corp.
2.087%, due 6/14/29 (d)	1,275,000	1,130,042
3.384%, due 4/2/26 (d)	1,700,000	1,661,719
Series MM
4.30%, due 1/28/25 (d)(e)	1,516,000	1,461,206
8.57%, due 11/15/24	1,645,000	1,683,789
Barclays plc (b)(e)
4.375% (5 Year Treasury Constant Maturity Rate + 3.41%), due 3/15/28	2,380,000	1,857,277
8.00% (5 Year Treasury Constant Maturity Rate + 5.431%), due 3/15/29	1,315,000	1,272,014

	Principal Amount	Value
Corporate Bonds
Banks
BNP Paribas SA (a)
3.052%, due 1/13/31 (d)	$ 1,605,000	$ 1,418,169
4.625% (5 Year Treasury Constant Maturity Rate + 3.196%), due 1/12/27 (b)(e)	1,315,000	1,169,230
4.625% (5 Year Treasury Constant Maturity Rate + 3.34%), due 2/25/31 (b)(e)	1,610,000	1,307,484
BPCE SA (a)
2.045%, due 10/19/27 (d)	2,240,000	2,045,627
5.125%, due 1/18/28	570,000	572,795
6.714%, due 10/19/29 (d)	665,000	699,416
Citigroup, Inc.
2.52%, due 11/3/32 (d)	2,115,000	1,748,619
Series Y
4.15% (5 Year Treasury Constant Maturity Rate + 3.00%), due 11/15/26 (b)(e)	1,395,000	1,243,263
Series M
6.30%, due 5/15/24 (d)(e)	3,260,000	3,238,747
Credit Agricole SA
4.75% (5 Year Treasury Constant Maturity Rate + 3.237%), due 3/23/29 (a)(b)(e)	2,370,000	2,025,794
Deutsche Bank AG
3.035%, due 5/28/32 (d)	460,000	385,045
4.875% (USISDA05 + 2.553%), due 12/1/32 (b)	3,390,000	3,197,813
Fifth Third Bank NA
3.85%, due 3/15/26	1,400,000	1,359,633
First Horizon Bank
5.75%, due 5/1/30	1,673,000	1,620,504
Goldman Sachs Group, Inc. (The)
1.948%, due 10/21/27 (d)	3,260,000	2,998,164
Series V
4.125% (5 Year Treasury Constant Maturity Rate + 2.949%), due 11/10/26 (b)(e)	980,000	891,593
Huntington Bancshares, Inc.
5.709%, due 2/2/35 (d)	2,185,000	2,200,633
Intesa Sanpaolo SpA
4.198% (1 Year Treasury Constant Maturity Rate + 2.60%), due 6/1/32 (a)(b)	3,430,000	2,840,478
KeyBank NA
4.15%, due 8/8/25	1,585,000	1,549,849
Lloyds Banking Group plc
4.582%, due 12/10/25	1,365,000	1,342,783
4.65%, due 3/24/26	1,985,000	1,953,141
4.976% (1 Year Treasury Constant Maturity Rate + 2.30%), due 8/11/33 (b)	995,000	965,716
Macquarie Group Ltd.
2.871%, due 1/14/33 (a)(d)	1,490,000	1,232,047
Morgan Stanley (d)
2.484%, due 9/16/36	2,170,000	1,734,135
2.511%, due 10/20/32	3,225,000	2,686,018
NatWest Group plc (b)
3.073% (1 Year Treasury Constant Maturity Rate + 2.55%), due 5/22/28	2,145,000	2,004,322
4.60% (5 Year Treasury Constant Maturity Rate + 3.10%), due 6/28/31 (e)	2,650,000	1,997,624
5.847% (1 Year Treasury Constant Maturity Rate + 1.35%), due 3/2/27	1,595,000	1,610,013
Santander Holdings USA, Inc.
6.499%, due 3/9/29 (d)	1,315,000	1,360,923

	Principal Amount	Value
Corporate Bonds
Banks
Societe Generale SA (a)(b)(e)
4.75% (5 Year Treasury Constant Maturity Rate + 3.931%), due 5/26/26	$ 1,240,000	$ 1,095,152
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30	1,920,000	1,568,720
Synchrony Bank
5.40%, due 8/22/25	1,805,000	1,791,162
UBS Group AG (a)
3.091%, due 5/14/32 (d)	885,000	759,870
4.375% (5 Year Treasury Constant Maturity Rate + 3.313%), due 2/10/31 (b)(e)	2,555,000	2,025,843
6.442%, due 8/11/28 (d)	1,325,000	1,376,633
Wells Fargo & Co.
3.35%, due 3/2/33 (d)	2,330,000	2,045,136
3.584%, due 5/22/28 (d)	380,000	363,680
5.499%, due 1/23/35 (d)	385,000	392,653
5.557%, due 7/25/34 (d)	275,000	280,759
Series S
5.90%, due 6/15/24 (e)(f)	3,295,000	3,289,930
Westpac Banking Corp.
3.02% (5 Year Treasury Constant Maturity Rate + 1.53%), due 11/18/36 (b)	1,692,000	1,399,923
		77,166,585
Building Materials 0.4%
CEMEX Materials LLC
7.70%, due 7/21/25 (a)	2,490,000	2,552,250
Chemicals 0.7%
Alpek SAB de CV
3.25%, due 2/25/31 (a)	1,255,000	1,049,981
Braskem Netherlands Finance BV (a)
4.50%, due 1/10/28	1,650,000	1,431,863
8.50%, due 1/12/31	393,000	374,324
Sasol Financing USA LLC
5.875%, due 3/27/24	2,075,000	2,068,683
		4,924,851
Commercial Services 0.3%
Ashtead Capital, Inc.
4.25%, due 11/1/29 (a)	1,640,000	1,536,064
California Institute of Technology
3.65%, due 9/1/2119	1,118,000	811,115
		2,347,179
Computers 0.2%
Dell International LLC
8.10%, due 7/15/36	879,000	1,083,547
Diversified Financial Services 3.5%
AerCap Ireland Capital DAC
3.00%, due 10/29/28	1,650,000	1,497,050

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services
Air Lease Corp.
2.30%, due 2/1/25	$ 3,275,000	$ 3,170,151
3.25%, due 3/1/25	4,000,000	3,906,113
Aircastle Ltd.
5.25% (5 Year Treasury Constant Maturity Rate + 4.41%), due 6/15/26 (a)(b)(e)	1,770,000	1,550,972
Ally Financial, Inc.
5.75%, due 11/20/25	3,820,000	3,830,349
8.00%, due 11/1/31	1,890,000	2,091,216
Avolon Holdings Funding Ltd.
3.25%, due 2/15/27 (a)	2,125,000	1,973,478
Banco BTG Pactual SA
2.75%, due 1/11/26 (a)	1,585,000	1,496,185
Capital One Financial Corp. (d)
6.051%, due 2/1/35	665,000	675,777
6.312%, due 6/8/29	1,860,000	1,917,481
Nomura Holdings, Inc.
5.099%, due 7/3/25	1,660,000	1,653,443
OneMain Finance Corp.
3.50%, due 1/15/27	1,100,000	1,006,422
		24,768,637
Electric 1.4%
AEP Texas, Inc.
4.70%, due 5/15/32	1,175,000	1,146,249
American Electric Power Co., Inc.
5.625%, due 3/1/33	1,765,000	1,820,906
Calpine Corp.
5.125%, due 3/15/28 (a)	1,185,000	1,130,746
Dominion Energy, Inc.
Series C
4.35% (5 Year Treasury Constant Maturity Rate + 3.195%), due 1/15/27 (b)(e)	780,000	704,317
Ohio Power Co.
Series R
2.90%, due 10/1/51	955,000	628,883
Pacific Gas and Electric Co.
3.50%, due 8/1/50	1,855,000	1,295,189
Sempra
4.125% (5 Year Treasury Constant Maturity Rate + 2.868%), due 4/1/52 (b)	2,150,000	1,892,860
Virginia Electric and Power Co.
5.70%, due 8/15/53	1,580,000	1,651,110
		10,270,260
Electronics 0.3%
Arrow Electronics, Inc.
6.125%, due 3/1/26	1,760,000	1,760,743

	Principal Amount	Value
Corporate Bonds
Environmental Control 0.1%
Covanta Holding Corp.
4.875%, due 12/1/29 (a)	$ 950,000	$ 820,506
Food 0.6%
JBS USA LUX SA
5.75%, due 4/1/33	2,140,000	2,118,725
Minerva Luxembourg SA
8.875%, due 9/13/33 (a)	1,085,000	1,136,899
Smithfield Foods, Inc.
3.00%, due 10/15/30 (a)	1,520,000	1,262,226
		4,517,850
Gas 0.9%
Brooklyn Union Gas Co. (The)
6.388%, due 9/15/33 (a)	1,325,000	1,375,122
National Fuel Gas Co.
2.95%, due 3/1/31	1,695,000	1,429,054
5.50%, due 10/1/26	1,395,000	1,406,826
Piedmont Natural Gas Co., Inc.
5.05%, due 5/15/52	1,070,000	986,939
Southern Co. Gas Capital Corp.
Series 21A
3.15%, due 9/30/51	1,500,000	1,011,413
		6,209,354
Household Products & Wares 0.4%
Kronos Acquisition Holdings, Inc.
5.00%, due 12/31/26 (a)	2,770,000	2,677,510
Insurance 0.9%
Lincoln National Corp.
7.988% (3 Month SOFR + 2.619%), due 5/17/66 (b)	3,537,000	2,678,818
NMI Holdings, Inc.
7.375%, due 6/1/25 (a)	685,000	691,850
Protective Life Corp.
8.45%, due 10/15/39	2,476,000	3,100,903
		6,471,571
Media 0.1%
DISH DBS Corp.
5.75%, due 12/1/28 (a)	1,250,000	840,906
Miscellaneous—Manufacturing 0.3%
Textron Financial Corp.
7.376% (3 Month SOFR + 1.997%), due 2/15/42 (a)(b)	2,905,000	2,454,315

	Principal Amount	Value
Corporate Bonds
Oil & Gas 0.1%
Gazprom PJSC Via Gaz Capital SA
7.288%, due 8/16/37 (a)(g)	$ 850,000	$ 658,750
Packaging & Containers 0.3%
Berry Global, Inc.
4.875%, due 7/15/26 (a)	1,240,000	1,219,789
Owens-Brockway Glass Container, Inc.
6.625%, due 5/13/27 (a)	840,000	836,390
		2,056,179
Pharmaceuticals 0.5%
Bayer US Finance LLC
6.875%, due 11/21/53 (a)	1,075,000	1,109,432
Teva Pharmaceutical Finance Netherlands III BV
3.15%, due 10/1/26	221,000	205,595
4.75%, due 5/9/27	2,345,000	2,265,856
7.875%, due 9/15/29	10,000	10,786
		3,591,669
Pipelines 3.5%
Cheniere Corpus Christi Holdings LLC
2.742%, due 12/31/39	1,710,000	1,365,130
CNX Midstream Partners LP
4.75%, due 4/15/30 (a)	2,570,000	2,239,510
DCP Midstream Operating LP
3.25%, due 2/15/32	3,090,000	2,682,334
DT Midstream, Inc.
4.30%, due 4/15/32 (a)	1,715,000	1,539,384
Enbridge, Inc.
5.70%, due 3/8/33	1,125,000	1,160,595
5.969%, due 3/8/26	2,355,000	2,354,896
Energy Transfer LP
Series H
6.50% (5 Year Treasury Constant Maturity Rate + 5.694%), due 11/15/26 (b)(e)	2,520,000	2,435,022
EnLink Midstream LLC
5.625%, due 1/15/28 (a)	750,000	741,312
Flex Intermediate Holdco LLC
3.363%, due 6/30/31 (a)	1,540,000	1,264,266
Hess Midstream Operations LP
5.625%, due 2/15/26 (a)	367,000	364,688
Kinder Morgan, Inc.
7.75%, due 1/15/32	2,035,000	2,327,888
MPLX LP
4.00%, due 3/15/28	560,000	542,300
Plains All American Pipeline LP
3.80%, due 9/15/30	1,040,000	960,731
Sabine Pass Liquefaction LLC
5.75%, due 5/15/24	246,000	245,873

	Principal Amount	Value
Corporate Bonds
Pipelines
Targa Resources Corp.
4.20%, due 2/1/33	$ 725,000	$ 663,675
Venture Global LNG, Inc.
9.875%, due 2/1/32 (a)	1,015,000	1,067,401
Western Midstream Operating LP
5.25%, due 2/1/50 (h)	1,800,000	1,608,707
Williams Cos., Inc. (The)
3.50%, due 10/15/51	1,425,000	1,033,071
		24,596,783
Real Estate Investment Trusts 0.9%
GLP Capital LP
3.35%, due 9/1/24	1,535,000	1,507,420
Iron Mountain, Inc.
4.875%, due 9/15/29 (a)	1,686,000	1,575,493
Starwood Property Trust, Inc.
3.625%, due 7/15/26 (a)	3,172,000	2,932,364
		6,015,277
Retail 0.3%
AutoNation, Inc.
4.75%, due 6/1/30	1,116,000	1,073,126
Nordstrom, Inc.
4.25%, due 8/1/31	1,635,000	1,357,697
		2,430,823
Semiconductors 0.3%
Broadcom, Inc. (a)
3.469%, due 4/15/34	2,040,000	1,771,936
3.75%, due 2/15/51	620,000	487,110
		2,259,046
Telecommunications 0.3%
Altice France SA
5.125%, due 7/15/29 (a)	1,455,000	1,063,743
AT&T, Inc.
3.50%, due 9/15/53	1,485,000	1,060,562
		2,124,305
Total Corporate Bonds (Cost $233,336,723)		216,925,130
Foreign Government Bonds 1.9%
Brazil 0.1%
Brazil Government Bond
3.75%, due 9/12/31	525,000	460,357

	Principal Amount	Value
Foreign Government Bonds
Chile 0.5%
Corp. Nacional del Cobre de Chile
6.44%, due 1/26/36 (a)	$ 1,645,000	$ 1,679,480
Empresa Nacional del Petroleo
3.45%, due 9/16/31 (a)	2,540,000	2,136,660
		3,816,140
Colombia 0.3%
Colombia Government Bond
3.25%, due 4/22/32	2,335,000	1,827,685
4.50%, due 1/28/26	500,000	489,771
		2,317,456
Mexico 1.0%
Comision Federal de Electricidad (a)
3.875%, due 7/26/33	2,385,000	1,932,372
4.677%, due 2/9/51	1,855,000	1,277,318
Petroleos Mexicanos
6.50%, due 3/13/27	2,535,000	2,377,167
6.75%, due 9/21/47	1,980,000	1,262,952
		6,849,809
Total Foreign Government Bonds (Cost $16,123,474)		13,443,762
Loan Assignments 0.4%
Diversified/Conglomerate Service 0.2%
TruGreen LP (b)
First Lien Second Refinancing Term Loan
9.433% (1 Month SOFR + 4.00%), due 11/2/27	758,258	731,403
Second Lien Initial Term Loan
14.074% (3 Month SOFR + 8.50%), due 11/2/28	450,000	357,750
		1,089,153
High Tech Industries 0.2%
Ahead DB Holdings LLC
Incremental Term Loan B
9.569%, due 1/27/31	1,565,000	1,555,871
Total Loan Assignments (Cost $2,746,864)		2,645,024
Mortgage-Backed Securities 38.9%
Agency (Collateralized Mortgage Obligations) 8.7%
FHLMC
REMIC, Series 4660
(zero coupon), due 1/15/33	1,921,343	1,507,971
REMIC, Series 5326, Class QO
(zero coupon), due 9/25/50	2,451,808	1,727,535

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FHLMC
REMIC, Series 5021, Class SA
(zero coupon) (SOFR 30A + 3.55%), due 10/25/50 (b)(i)	$ 3,171,601	$ 89,561
REMIC, Series 5200, Class SA
(zero coupon) (SOFR 30A + 3.50%), due 2/25/52 (b)(i)	2,540,010	73,504
REMIC, Series 5326
(zero coupon), due 8/25/53	762,489	606,933
REMIC, Series 5351, Class EO
(zero coupon), due 10/25/53	3,018,248	2,464,331
REMIC, Series 5357, Class OE
(zero coupon), due 11/25/53	1,396,866	1,121,079
REMIC, Series 5363
(zero coupon), due 12/25/53	1,500,319	1,259,548
REMIC, Series 4839, Class WO
(zero coupon), due 8/15/56	1,021,515	724,158
REMIC, Series 4993, Class KS
0.591% (SOFR 30A + 5.936%), due 7/25/50 (b)(i)	4,651,606	674,925
REMIC, Series 5031, Class IQ
2.50%, due 10/25/50 (i)	1,553,208	224,696
REMIC, Series 5038, Class IB
2.50%, due 10/25/50 (i)	1,024,243	153,182
REMIC, Series 5149, Class LI
2.50%, due 10/25/51 (i)	3,837,072	469,144
REMIC, Series 5205, Class KI
3.00%, due 12/25/48 (i)	1,720,839	177,283
REMIC, Series 5152, Class BI
3.00%, due 7/25/50 (i)	3,482,625	581,047
REMIC, Series 5023, Class LI
3.00%, due 10/25/50 (i)	1,270,547	202,086
REMIC, Series 5094, Class IP
3.00%, due 4/25/51 (i)	1,705,891	265,303
REMIC, Series 5155, Class KI
3.00%, due 10/25/51 (i)	4,300,223	576,821
REMIC, Series 5160
3.00%, due 10/25/51 (i)	2,134,346	245,386
REMIC, Series 5167, Class GI
3.00%, due 11/25/51 (i)	4,033,555	633,884
REMIC, Series 5191
3.50%, due 9/25/50 (i)	2,170,136	391,190
REMIC, Series 5036
3.50%, due 11/25/50 (i)	2,529,147	493,062
REMIC, Series 5040
3.50%, due 11/25/50 (i)	1,367,025	213,457
FHLMC, Strips
Series 311
(zero coupon), due 8/15/43	694,405	528,167
Series 311, Class S1
0.49% (SOFR 30A + 5.836%), due 8/15/43 (b)(i)	2,130,799	249,137

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FHLMC, Strips
Series 389, Class C35
2.00%, due 6/15/52 (i)	$ 3,496,059	$ 427,306
FNMA
REMIC, Series 2021-81, Class SA
(zero coupon) (SOFR 30A + 2.60%), due 12/25/51 (b)(i)	13,575,536	119,725
REMIC, Series 2022-3, Class YS
(zero coupon) (SOFR 30A + 2.55%), due 2/25/52 (b)(i)	7,907,287	57,861
REMIC, Series 2022-5, Class SN
(zero coupon) (SOFR 30A + 1.80%), due 2/25/52 (b)(i)	1,491,506	2,450
REMIC, Series 2023-41
(zero coupon), due 9/25/53	1,203,297	926,655
REMIC, Series 2023-45
(zero coupon), due 10/25/53	1,495,875	1,144,853
REMIC, Series 2023-51
(zero coupon), due 11/25/53	1,528,085	1,257,403
REMIC, Series 2022-10, Class SA
0.405% (SOFR 30A + 5.75%), due 2/25/52 (b)(i)	2,301,836	316,338
REMIC, Series 2021-40, Class SI
0.491% (SOFR 30A + 5.836%), due 9/25/47 (b)(i)	2,756,184	303,782
REMIC, Series 2016-57, Class SN
0.591% (SOFR 30A + 5.936%), due 6/25/46 (b)(i)	2,093,663	239,360
REMIC, Series 2019-32, Class SB
0.591% (SOFR 30A + 5.936%), due 6/25/49 (b)(i)	1,648,865	173,821
REMIC, Series 2020-23, Class PS
0.591% (SOFR 30A + 5.936%), due 2/25/50 (b)(i)	2,576,469	328,487
REMIC, Series 2016-19, Class SD
0.641% (SOFR 30A + 5.986%), due 4/25/46 (b)(i)	4,589,490	406,618
REMIC, Series 2021-10, Class LI
2.50%, due 3/25/51 (i)	1,549,010	219,012
REMIC, Series 2021-12, Class JI
2.50%, due 3/25/51 (i)	1,860,818	292,782
REMIC, Series 2021-95, Class KI
2.50%, due 4/25/51 (i)	5,408,085	717,601
REMIC, Series 2021-54, Class HI
2.50%, due 6/25/51 (i)	732,454	95,944
REMIC, Series 2021-85, Class BI
3.00%, due 12/25/51 (i)	3,817,931	621,987
REMIC, Series 2021-8, Class ID
3.50%, due 3/25/51 (i)	2,411,085	477,202
REMIC, Series 2020-10, Class DA
3.50%, due 3/25/60	1,474,290	1,307,018
FNMA, Strips (i)
REMIC, Series 426, Class C32
1.50%, due 2/25/52	6,786,301	636,960
REMIC, Series 427, Class C77
2.50%, due 9/25/51	4,380,494	628,473

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
Series 2019-136, Class YS
(zero coupon) (1 Month SOFR + 2.716%), due 11/20/49 (b)(i)	$ 620,657	$ 8,101
Series 2020-1, Class YS
(zero coupon) (1 Month SOFR + 2.716%), due 1/20/50 (b)(i)	3,570,771	47,692
Series 2020-129, Class SB
(zero coupon) (1 Month SOFR + 3.086%), due 9/20/50 (b)(i)	4,949,233	80,637
Series 2021-97, Class SD
(zero coupon) (SOFR 30A + 2.60%), due 6/20/51 (b)(i)	11,323,765	64,603
Series 2021-158, Class SB
(zero coupon) (SOFR 30A + 3.70%), due 9/20/51 (b)(i)	3,848,331	113,774
Series 2021-205, Class DS
(zero coupon) (SOFR 30A + 3.20%), due 11/20/51 (b)(i)	8,859,661	138,771
Series 2021-213, Class ES
(zero coupon) (SOFR 30A + 1.70%), due 12/20/51 (b)(i)	11,908,023	16,188
Series 2022-19, Class SG
(zero coupon) (SOFR 30A + 2.45%), due 1/20/52 (b)(i)	6,816,067	50,607
Series 2022-24, Class SC
(zero coupon) (SOFR 30A + 2.37%), due 2/20/52 (b)(i)	46,157,164	274,090
Series 2022-121, Class SG
(zero coupon) (SOFR 30A + 3.97%), due 7/20/52 (b)(i)	8,946,253	220,797
Series 2023-66, Class OQ
(zero coupon), due 7/20/52	1,889,396	1,460,775
Series 2023-53
(zero coupon), due 4/20/53	895,961	656,523
Series 2023-80, Class SA
(zero coupon) (SOFR 30A + 5.25%), due 6/20/53 (b)(i)	9,232,924	373,216
Series 2023-101, Class EO
(zero coupon), due 7/20/53	1,329,522	1,100,433
Series 2023-60, Class ES
0.509% (SOFR 30A + 11.20%), due 4/20/53 (b)	2,173,679	1,977,070
Series 2020-34, Class SC
0.599% (1 Month SOFR + 5.936%), due 3/20/50 (b)(i)	2,119,501	274,486
Series 2020-96, Class CS
0.649% (1 Month SOFR + 5.986%), due 8/20/49 (b)(i)	7,277,083	818,822
Series 2020-146, Class SA
0.849% (1 Month SOFR + 6.186%), due 10/20/50 (b)(i)	2,594,514	384,670
Series 2020-167, Class SN
0.849% (1 Month SOFR + 6.186%), due 11/20/50 (b)(i)	1,376,983	190,146
Series 2021-179, Class SA
0.849% (1 Month SOFR + 6.186%), due 11/20/50 (b)(i)	4,054,294	552,525
Series 2020-189, Class NS
0.849% (1 Month SOFR + 6.186%), due 12/20/50 (b)(i)	4,327,610	643,590
Series 2020-189, Class SU
0.849% (1 Month SOFR + 6.186%), due 12/20/50 (b)(i)	854,336	121,599
Series 2021-46, Class TS
0.849% (1 Month SOFR + 6.186%), due 3/20/51 (b)(i)	1,973,937	271,222

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
Series 2021-57, Class SA
0.849% (1 Month SOFR + 6.186%), due 3/20/51 (b)(i)	$ 3,114,697	$ 436,000
Series 2021-57, Class SD
0.849% (1 Month SOFR + 6.186%), due 3/20/51 (b)(i)	11,311,093	1,479,000
Series 2021-96, Class NS
0.849% (1 Month SOFR + 6.186%), due 6/20/51 (b)(i)	5,874,132	790,943
Series 2021-96, Class SN
0.849% (1 Month SOFR + 6.186%), due 6/20/51 (b)(i)	3,523,362	444,671
Series 2021-122, Class HS
0.849% (1 Month SOFR + 6.186%), due 7/20/51 (b)(i)	3,308,100	475,683
Series 2022-137, Class S
0.849% (1 Month SOFR + 6.186%), due 7/20/51 (b)(i)	3,505,750	509,049
Series 2021-135, Class GS
0.849% (1 Month SOFR + 6.186%), due 8/20/51 (b)(i)	6,817,392	890,487
Series 2021-96, Class JS
0.899% (1 Month SOFR + 6.236%), due 6/20/51 (b)(i)	3,363,292	394,199
Series 2020-166, Class CA
1.00%, due 11/20/50	2,522,631	1,876,352
Series 2023-86, Class SE
1.305% (SOFR 30A + 6.65%), due 9/20/50 (b)(i)	2,597,789	367,874
Series 2023-66, Class MP
1.609% (SOFR 30A + 12.30%), due 5/20/53 (b)	2,122,415	2,063,118
Series 2020-146, Class LI
2.00%, due 10/20/50 (i)	6,730,537	736,976
Series 2021-41, Class FS
2.00% (SOFR 30A + 0.20%), due 10/20/50 (b)(i)	4,216,552	449,253
Series 2020-166, Class IC
2.00%, due 11/20/50 (i)	1,375,980	138,693
Series 2020-176, Class AI
2.00%, due 11/20/50 (i)	8,040,783	789,978
Series 2020-185, Class BI
2.00%, due 12/20/50 (i)	2,086,897	230,746
Series 2020-188
2.00%, due 12/20/50 (i)	3,182,402	323,677
Series 2021-30, Class HI
2.00%, due 2/20/51 (i)	6,135,632	629,518
Series 2021-57, Class AI
2.00%, due 2/20/51 (i)	4,275,981	424,840
Series 2021-49, Class YI
2.00%, due 3/20/51 (i)	579,112	62,108
Series 2021-205, Class GA
2.00%, due 11/20/51	537,718	443,483
Series 2021-97, Class IN
2.50%, due 8/20/49 (i)	7,976,757	825,606
Series 2019-159, Class P
2.50%, due 9/20/49	1,064,671	923,940

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
Series 2022-1, Class IA
2.50%, due 6/20/50 (i)	$ 735,007	$ 97,990
Series 2020-122, Class IW
2.50%, due 7/20/50 (i)	2,554,765	333,588
Series 2020-151, Class TI
2.50%, due 10/20/50 (i)	2,391,540	309,509
Series 2021-56, Class FE
2.50% (SOFR 30A + 0.20%), due 10/20/50 (b)(i)	4,119,522	486,211
Series 2020-173, Class EI
2.50%, due 11/20/50 (i)	2,685,119	362,957
Series 2021-1, Class PI
2.50%, due 12/20/50 (i)	1,263,781	161,172
Series 2021-137, Class HI
2.50%, due 8/20/51 (i)	2,942,572	402,155
Series 2021-149, Class CI
2.50%, due 8/20/51 (i)	3,711,521	477,216
Series 2021-188
2.50%, due 10/20/51 (i)	4,375,629	634,044
Series 2022-83
2.50%, due 11/20/51 (i)	3,296,913	433,021
Series 2021-1, Class IT
3.00%, due 1/20/51 (i)	4,100,658	653,889
Series 2021-74, Class HI
3.00%, due 4/20/51 (i)	508,025	72,808
Series 2021-97, Class FA
3.00% (SOFR 30A + 0.40%), due 6/20/51 (b)	890,649	767,861
Series 2021-98, Class IN
3.00%, due 6/20/51 (i)	1,614,392	280,083
Series 2022-207
3.00%, due 8/20/51 (i)	3,037,658	480,861
Series 2021-158, Class NI
3.00%, due 9/20/51 (i)	4,506,571	667,783
Series 2021-177, Class IM
3.00%, due 10/20/51 (i)	2,886,871	451,899
Series 2023-19, Class CI
3.00%, due 11/20/51 (i)	3,674,206	563,335
Series 2023-63, Class MA
3.50%, due 5/20/50	1,521,639	1,397,731
Series 2021-146, Class IN
3.50%, due 8/20/51 (i)	2,973,282	514,685
		61,450,357
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 10.8%
BAMLL Commercial Mortgage Securities Trust (a)(b)
Series 2022-DKLX, Class E
9.461% (1 Month SOFR + 4.127%), due 1/15/39	1,095,000	1,060,500

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
BAMLL Commercial Mortgage Securities Trust (a)(b)
Series 2022-DKLX, Class F
10.291% (1 Month SOFR + 4.957%), due 1/15/39	$ 1,650,000	$ 1,588,977
Bayview Commercial Asset Trust (a)(b)
Series 2006-4A, Class A1
5.795% (1 Month SOFR + 0.459%), due 12/25/36	7,511	6,999
Series 2007-2A, Class M1
5.82% (1 Month SOFR + 0.484%), due 7/25/37	966,896	848,559
Series 2005-3A, Class A1
5.93% (1 Month SOFR + 0.594%), due 11/25/35	602,009	553,240
Series 2007-4A, Class A1
6.125% (1 Month SOFR + 0.789%), due 9/25/37	820,854	751,539
BBCMS Mortgage Trust (a)(b)
Series 2018-TALL, Class A
6.253% (1 Month SOFR + 0.919%), due 3/15/37	1,505,000	1,433,843
Series 2018-TALL, Class B
6.502% (1 Month SOFR + 1.168%), due 3/15/37	670,000	613,050
Series 2018-TALL, Class C
6.652% (1 Month SOFR + 1.318%), due 3/15/37	3,180,000	2,783,309
Series 2018-TALL, Class D
6.98% (1 Month SOFR + 1.646%), due 3/15/37	1,715,000	1,432,025
BX Commercial Mortgage Trust (a)
Series 2020-VIV3, Class B
3.662%, due 3/9/44 (j)	1,270,000	1,129,670
Series 2020-VIVA, Class D
3.667%, due 3/11/44 (j)	960,000	816,700
Series 2021-VOLT, Class E
7.448% (1 Month SOFR + 2.114%), due 9/15/36 (b)	1,850,000	1,814,862
BX Trust (a)
Series 2019-OC11, Class D
4.075%, due 12/9/41 (j)	865,000	762,970
Series 2019-OC11, Class E
4.075%, due 12/9/41 (j)	2,240,000	1,926,887
Series 2023-LIFE, Class C
5.884%, due 2/15/28	500,000	489,283
Series 2018-GW, Class C
6.851% (1 Month SOFR + 1.517%), due 5/15/35 (b)	940,000	931,775
Series 2021-ARIA, Class E
7.692% (1 Month SOFR + 2.359%), due 10/15/36 (b)	3,740,000	3,644,163
Series 2024-BIO, Class C
7.94% (1 Month SOFR + 2.64%), due 2/15/41 (b)(k)	825,000	823,453
Series 2022-PSB, Class C
9.03% (1 Month SOFR + 3.697%), due 8/15/39 (b)	1,029,714	1,035,410
BXHPP Trust (a)(b)
Series 2021-FILM, Class C
6.547% (1 Month SOFR + 1.214%), due 8/15/36	1,725,000	1,610,932
Series 2021-FILM, Class D
6.947% (1 Month SOFR + 1.614%), due 8/15/36	2,145,000	1,965,213

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
BXSC Commercial Mortgage Trust
Series 2022-WSS, Class D
8.522% (1 Month SOFR + 3.188%), due 3/15/35 (a)(b)	$ 1,570,000	$ 1,550,375
Citigroup Commercial Mortgage Trust
Series 2015-GC35, Class AS
4.072%, due 11/10/48 (f)	1,165,000	1,055,855
Commercial Mortgage Trust
Series 2012-CR4, Class AM
3.251%, due 10/15/45	1,050,000	907,200
CSMC WEST Trust
Series 2020-WEST, Class A
3.04%, due 2/15/35 (a)	1,925,000	1,465,008
DROP Mortgage Trust
Series 2021-FILE, Class A
6.597% (1 Month SOFR + 1.264%), due 10/15/43 (a)(b)	2,140,000	2,041,025
Extended Stay America Trust
Series 2021-ESH, Class D
7.697% (1 Month SOFR + 2.364%), due 7/15/38 (a)(b)	3,467,326	3,428,319
FS Commercial Mortgage Trust
Series 2023-4SZN, Class D
9.383%, due 11/10/39 (a)(f)	2,200,000	2,301,224
GNMA (i)(j)
Series 2020-177
0.818%, due 6/16/62	5,457,024	317,316
Series 2021-164
0.949%, due 10/16/63	6,007,753	416,760
Series 2021-108
0.967%, due 6/16/61	13,058,432	908,315
Series 2020-168, Class IA
0.978%, due 12/16/62	4,661,984	325,960
Series 2021-47
0.992%, due 3/16/61	10,513,309	725,697
Hudson Yards Mortgage Trust (a)
Series 2019-30HY, Class A
3.228%, due 7/10/39	1,030,000	927,959
Series 2019-30HY, Class D
3.558%, due 7/10/39 (j)	1,540,000	1,296,142
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2022-DATA, Class C
4.046%, due 6/10/42 (a)(j)	1,325,000	1,154,916
Manhattan West Mortgage Trust
Series 2020-1MW, Class A
2.13%, due 9/10/39 (a)	2,666,000	2,390,790
Multifamily Connecticut Avenue Securities Trust (a)(b)
Series 2019-01, Class M10
8.709% (SOFR 30A + 3.364%), due 10/25/49	2,716,161	2,661,865
Series 2020-01, Class M10
9.209% (SOFR 30A + 3.864%), due 3/25/50	3,315,013	3,257,021

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
Multifamily Connecticut Avenue Securities Trust (a)(b)
Series 2019-01, Class B10
10.959% (SOFR 30A + 5.614%), due 10/25/49	$ 1,680,000	$ 1,629,617
Series 2023-01, Class M10
11.845% (SOFR 30A + 6.50%), due 11/25/53	3,235,000	3,333,963
Series 2020-01, Class CE
12.959% (SOFR 30A + 7.614%), due 3/25/50	2,090,000	2,066,787
One Bryant Park Trust
Series 2019-OBP, Class A
2.516%, due 9/15/54 (a)	3,425,000	2,955,138
One Market Plaza Trust
Series 2017-1MKT, Class A
3.614%, due 2/10/32 (a)	2,325,000	2,127,375
ORL Trust (a)(b)
Series 2023-GLKS, Class C
8.984% (1 Month SOFR + 3.651%), due 10/19/36	790,000	791,234
Series 2023-GLKS, Class D
9.634% (1 Month SOFR + 4.301%), due 10/19/36	1,130,000	1,131,766
SLG Office Trust (a)
Series 2021-OVA, Class A
2.585%, due 7/15/41	1,595,000	1,339,098
Series 2021-OVA, Class F
2.851%, due 7/15/41	1,510,000	1,073,470
SMRT
Series 2022-MINI, Class D
7.284% (1 Month SOFR + 1.95%), due 1/15/39 (a)(b)	3,240,000	3,142,800
Wells Fargo Commercial Mortgage Trust
Series 2018-AUS, Class A
4.194%, due 8/17/36 (a)(j)	1,985,000	1,860,789
		76,607,143
Whole Loan (Collateralized Mortgage Obligations) 19.4%
American Home Mortgage Investment Trust
Series 2005-4, Class 3A1
6.05% (1 Month SOFR + 0.714%), due 11/25/45 (b)	1,151,284	792,281
CIM Trust
Series 2021-J2, Class AS
0.21%, due 4/25/51 (a)(f)(i)	46,386,998	511,073
Connecticut Avenue Securities Trust (a)(b)
Series 2020-R02, Class 2M2
7.459% (SOFR 30A + 2.114%), due 1/25/40	1,028,458	1,040,028
Series 2024-R01, Class 1B1
8.045% (SOFR 30A + 2.70%), due 1/25/44	3,370,000	3,377,374
Series 2021-R03, Class 1B1
8.095% (SOFR 30A + 2.75%), due 12/25/41	2,385,000	2,429,524
Series 2021-R01, Class 1B1
8.445% (SOFR 30A + 3.10%), due 10/25/41	4,480,000	4,590,611

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
Connecticut Avenue Securities Trust (a)(b)
Series 2022-R01, Class 1B1
8.495% (SOFR 30A + 3.15%), due 12/25/41	$ 2,185,000	$ 2,238,223
Series 2022-R02, Class 2B1
9.845% (SOFR 30A + 4.50%), due 1/25/42	3,725,000	3,932,172
Series 2021-R03, Class 1B2
10.845% (SOFR 30A + 5.50%), due 12/25/41	3,055,000	3,142,458
Series 2022-R08, Class 1B1
10.945% (SOFR 30A + 5.60%), due 7/25/42	1,110,000	1,209,900
Series 2021-R01, Class 1B2
11.345% (SOFR 30A + 6.00%), due 10/25/41	3,210,000	3,342,291
Series 2022-R01, Class 1B2
11.345% (SOFR 30A + 6.00%), due 12/25/41	3,100,000	3,231,750
Series 2020-SBT1, Class 1B1
12.209% (SOFR 30A + 6.864%), due 2/25/40	2,300,000	2,448,929
Series 2022-R02, Class 2B2
12.995% (SOFR 30A + 7.65%), due 1/25/42	1,100,000	1,185,124
Series 2019-HRP1, Class B1
14.709% (SOFR 30A + 9.364%), due 11/25/39	2,525,000	2,834,312
Series 2022-R04, Class 1B2
14.845% (SOFR 30A + 9.50%), due 3/25/42	2,625,000	2,985,665
Series 2022-R03, Class 1B2
15.195% (SOFR 30A + 9.85%), due 3/25/42	665,000	760,366
CSMC Trust (a)(f)
Series 2021-NQM5, Class A1
0.938%, due 5/25/66	873,320	701,372
Series 2021-NQM2, Class A1
1.179%, due 2/25/66	1,416,623	1,233,538
FHLMC STACR REMIC Trust (a)(b)
Series 2021-HQA2, Class M2
7.395% (SOFR 30A + 2.05%), due 12/25/33	3,665,000	3,713,018
Series 2021-HQA4, Class M2
7.695% (SOFR 30A + 2.35%), due 12/25/41	2,005,000	2,011,897
Series 2022-DNA1, Class M2
7.845% (SOFR 30A + 2.50%), due 1/25/42	1,435,000	1,448,321
Series 2021-DNA1, Class B1
7.995% (SOFR 30A + 2.65%), due 1/25/51	2,760,000	2,872,139
Series 2021-HQA1, Class B1
8.345% (SOFR 30A + 3.00%), due 8/25/33	4,061,290	4,309,942
Series 2020-DNA6, Class B1
8.345% (SOFR 30A + 3.00%), due 12/25/50	1,805,000	1,891,875
Series 2021-DNA5, Class B1
8.395% (SOFR 30A + 3.05%), due 1/25/34	2,060,000	2,170,643
Series 2021-HQA2, Class B1
8.495% (SOFR 30A + 3.15%), due 12/25/33	2,955,000	3,163,712
Series 2021-DNA2, Class B1
8.745% (SOFR 30A + 3.40%), due 8/25/33	1,565,000	1,702,321

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
FHLMC STACR REMIC Trust (a)(b)
Series 2022-DNA1, Class B1
8.745% (SOFR 30A + 3.40%), due 1/25/42	$ 4,470,295	$ 4,523,402
Series 2021-DNA3, Class B1
8.845% (SOFR 30A + 3.50%), due 10/25/33	2,860,000	3,140,652
Series 2021-DNA7, Class B1
8.995% (SOFR 30A + 3.65%), due 11/25/41	2,880,000	2,980,710
Series 2021-HQA4, Class B1
9.095% (SOFR 30A + 3.75%), due 12/25/41	1,415,000	1,459,148
Series 2020-HQA5, Class B1
9.345% (SOFR 30A + 4.00%), due 11/25/50	865,000	956,224
Series 2021-DNA1, Class B2
10.095% (SOFR 30A + 4.75%), due 1/25/51	3,355,000	3,453,937
Series 2020-DNA2, Class B2
10.259% (SOFR 30A + 4.914%), due 2/25/50	1,105,000	1,171,539
Series 2021-HQA1, Class B2
10.345% (SOFR 30A + 5.00%), due 8/25/33	2,318,300	2,435,596
Series 2020-HQA1, Class B2
10.559% (SOFR 30A + 5.214%), due 1/25/50	2,465,000	2,574,165
Series 2022-HQA1, Class M2
10.595% (SOFR 30A + 5.25%), due 3/25/42	980,000	1,055,059
Series 2022-HQA3, Class M2
10.695% (SOFR 30A + 5.35%), due 8/25/42	2,340,000	2,528,547
Series 2020-DNA1, Class B2
10.709% (SOFR 30A + 5.364%), due 1/25/50	750,000	796,776
Series 2021-HQA2, Class B2
10.795% (SOFR 30A + 5.45%), due 12/25/33	1,780,000	1,925,578
Series 2021-DNA5, Class B2
10.845% (SOFR 30A + 5.50%), due 1/25/34	3,130,000	3,380,178
Series 2022-DNA6, Class M2
11.095% (SOFR 30A + 5.75%), due 9/25/42	1,015,000	1,125,255
Series 2021-DNA2, Class B2
11.345% (SOFR 30A + 6.00%), due 8/25/33	1,330,000	1,491,151
Series 2022-HQA2, Class M2
11.345% (SOFR 30A + 6.00%), due 7/25/42	3,645,000	4,022,907
Series 2021-DNA3, Class B2
11.595% (SOFR 30A + 6.25%), due 10/25/33	2,110,000	2,392,040
Series 2021-HQA4, Class B2
12.345% (SOFR 30A + 7.00%), due 12/25/41	1,005,000	1,051,210
Series 2022-HQA1, Class B1
12.345% (SOFR 30A + 7.00%), due 3/25/42	721,000	797,361
Series 2021-DNA7, Class B2
13.145% (SOFR 30A + 7.80%), due 11/25/41	3,660,000	3,935,779
FHLMC STACR Trust (a)(b)
Series 2019-HQA3, Class B2
12.959% (SOFR 30A + 7.614%), due 9/25/49	1,430,000	1,600,917
Series 2018-HQA2, Class B2
16.459% (SOFR 30A + 11.114%), due 10/25/48	2,380,000	2,995,825

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
FNMA
Series 2018-C06, Class 2B1
9.559% (SOFR 30A + 4.214%), due 3/25/31 (b)	$ 2,385,000	$ 2,606,352
FNMA Connecticut Avenue Securities
Series 2021-R02, Class 2B2
11.545% (SOFR 30A + 6.20%), due 11/25/41 (a)(b)	3,890,000	4,061,721
Galton Funding Mortgage Trust
Series 2018-2, Class A51
4.50%, due 10/25/58 (a)(f)	346,658	326,456
GreenPoint Mortgage Funding Trust
Series 2007-AR3, Class A1
5.89% (1 Month SOFR + 0.554%), due 6/25/37 (b)	336,229	290,530
HarborView Mortgage Loan Trust
Series 2007-3, Class 2A1A
5.849% (1 Month SOFR + 0.514%), due 5/19/37 (b)	1,263,016	1,169,771
MASTR Alternative Loan Trust
Series 2005-6, Class 1A2
5.50%, due 12/25/35	1,137,827	749,759
Series 2005-5, Class 3A1
5.75%, due 8/25/35	1,433,546	719,910
New Residential Mortgage Loan Trust
Series 2019-4A, Class B6
4.606%, due 12/25/58 (a)(f)	2,361,906	1,265,352
OBX Trust
Series 2022-NQM1, Class A1
2.305%, due 11/25/61 (a)(f)	888,589	768,182
Onslow Bay Mortgage Loan Trust
Series 2021-NQM4, Class A1
1.957%, due 10/25/61 (a)(f)	4,048,240	3,331,704
Sequoia Mortgage Trust (a)
Series 2021-4, Class A1
0.167%, due 6/25/51 (i)(j)	33,910,145	280,501
Series 2018-7, Class B3
4.257%, due 9/25/48 (f)	1,297,621	1,107,786
STACR Trust
Series 2018-HRP2, Class B1
9.659% (SOFR 30A + 4.314%), due 2/25/47 (a)(b)	3,395,000	3,709,037
WaMu Mortgage Pass-Through Certificates Trust
Series 2006-AR9, Class 2A
6.106% (12 Month Monthly Treasury Average Index + 1.048%), due 8/25/46 (b)	518,802	414,552
		137,866,428
Total Mortgage-Backed Securities (Cost $272,304,185)		275,923,928

	Principal Amount	Value
Municipal Bond 0.3%
California 0.3%
Regents of the University of California Medical Center, Pooled Revenue Bonds
Series N
3.006%, due 5/15/50	$ 2,760,000	$ 1,929,161
Total Municipal Bond (Cost $2,760,000)		1,929,161
U.S. Government & Federal Agencies 10.0%
United States Treasury Bonds 0.4%
U.S. Treasury Bonds
4.75%, due 11/15/43 (c)	2,845,000	3,011,699
United States Treasury Inflation - Indexed Notes 1.5%
U.S. Treasury Inflation Linked Notes
1.375%, due 7/15/33 (l)	11,227,266	10,937,813
United States Treasury Notes 8.1%
U.S. Treasury Notes
4.00%, due 1/15/27	1,590,000	1,589,627
4.00%, due 1/31/31	39,830,000	40,035,373
4.25%, due 1/31/26	4,825,000	4,827,262
4.50%, due 11/15/33 (c)	9,905,000	10,342,987
4.625%, due 10/15/26	560,000	568,116
		57,363,365
Total U.S. Government & Federal Agencies (Cost $70,496,141)		71,312,877
Total Long-Term Bonds (Cost $697,770,041)		679,015,659

	Shares

Common Stocks 0.0% ‡
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc. (m)	14	76
Tobacco 0.0% ‡
Turning Point Brands, Inc.	6,802	165,221
Total Common Stocks (Cost $0)		165,297
Short-Term Investments 3.9%
Affiliated Investment Company 1.7%
MainStay U.S. Government Liquidity Fund, 5.25% (n)	11,866,584	11,866,584

	Shares	Value
Short-Term Investments
Unaffiliated Investment Company 0.0% ‡
Invesco Government & Agency Portfolio, 5.315% (n)(o)	172,139	$ 172,139

	Principal Amount

U.S. Treasury Debt 2.2%
U.S. Treasury Bills (p)
5.27%, due 4/25/24	$ 3,500,000	3,457,492
5.273%, due 4/4/24	4,000,000	3,963,337
5.278%, due 2/22/24	4,000,000	3,987,724
5.283%, due 3/14/24	4,370,000	4,343,094
		15,751,647
Total Short-Term Investments (Cost $27,790,672)		27,790,370
Total Investments (Cost $725,560,713)	99.6%	706,971,326
Other Assets, Less Liabilities	0.4	2,607,878
Net Assets	100.0%	$ 709,579,204

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of January 31, 2024.
(c)	All or a portion of this security was held on loan. As of January 31, 2024, the aggregate market value of securities on loan was $2,045,575; the total market value of collateral held by the Fund was $2,090,057. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $1,917,918. The Fund received cash collateral with a value of $172,139.
(d)	Fixed to floating rate—Rate shown was the rate in effect as of January 31, 2024.
(e)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of January 31, 2024.
(g)	Illiquid security—As of January 31, 2024, the total market value deemed illiquid under procedures approved by the Board of Trustees was $658,750, which represented 0.1% of the Fund’s net assets.
(h)	Step coupon—Rate shown was the rate in effect as of January 31, 2024.
(i)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(j)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of January 31, 2024.
(k)	Delayed delivery security.
(l)	Treasury Inflation Protected Security—Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(m)	Non-income producing security.

(n)	Current yield as of January 31, 2024.
(o)	Represents a security purchased with cash collateral received for securities on loan.
(p)	Interest rate shown represents yield to maturity.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 6,231	$ 62,490	$ (56,854)	$ —	$ —	$ 11,867	$ 88	$ —	11,867
Futures Contracts
As of January 31, 2024, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 10 Year Notes	6	March 2024	$ 662,171	$ 673,969	$ 11,798
U.S. Treasury 10 Year Ultra Bonds	621	March 2024	70,091,931	72,579,375	2,487,444
U.S. Treasury Long Bonds	47	March 2024	5,433,796	5,750,156	316,360
U.S. Treasury Ultra Bonds	54	March 2024	6,562,408	6,977,813	415,405
Net Unrealized Appreciation					$ 3,231,007

1.	As of January 31, 2024, cash in the amount of $2,418,750 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2024.
Abbreviation(s):
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
STACR—Structured Agency Credit Risk
USISDA—U.S. International Swaps and Derivatives Association

The following is a summary of the fair valuations according to the inputs used as of January 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 96,835,777	$ —	$ 96,835,777
Corporate Bonds	—	216,925,130	—	216,925,130
Foreign Government Bonds	—	13,443,762	—	13,443,762
Loan Assignments	—	2,645,024	—	2,645,024
Mortgage-Backed Securities	—	275,923,928	—	275,923,928
Municipal Bond	—	1,929,161	—	1,929,161
U.S. Government & Federal Agencies	—	71,312,877	—	71,312,877
Total Long-Term Bonds	—	679,015,659	—	679,015,659
Common Stocks	165,297	—	—	165,297
Short-Term Investments
Affiliated Investment Company	11,866,584	—	—	11,866,584
Unaffiliated Investment Company	172,139	—	—	172,139
U.S. Treasury Debt	—	15,751,647	—	15,751,647
Total Short-Term Investments	12,038,723	15,751,647	—	27,790,370
Total Investments in Securities	12,204,020	694,767,306	—	706,971,326
Other Financial Instruments
Futures Contracts (b)	3,231,007	—	—	3,231,007
Total Investments in Securities and Other Financial Instruments	$ 15,435,027	$ 694,767,306	$ —	$ 710,202,333

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay WMC Value Fund
Portfolio of Investments January 31, 2024†^(Unaudited)
	Shares	Value
Common Stocks 99.2%
Aerospace & Defense 3.1%
General Dynamics Corp.	55,022	$ 14,580,280
L3Harris Technologies, Inc.	72,143	15,036,044
		29,616,324
Air Freight & Logistics 1.5%
United Parcel Service, Inc., Class B	101,629	14,421,155
Automobile Components 1.6%
Gentex Corp.	444,979	14,742,154
Banks 8.3%
JPMorgan Chase & Co.	207,460	36,172,726
M&T Bank Corp.	133,397	18,422,126
New York Community Bancorp, Inc. (a)	1,378,675	8,920,027
PNC Financial Services Group, Inc. (The)	100,530	15,201,141
		78,716,020
Beverages 2.3%
Keurig Dr Pepper, Inc.	391,035	12,294,140
Pernod Ricard SA, Sponsored ADR	300,429	9,899,136
		22,193,276
Biotechnology 1.6%
Gilead Sciences, Inc.	192,289	15,048,537
Building Products 2.5%
Fortune Brands Innovations, Inc.	133,531	10,360,670
Johnson Controls International plc	251,294	13,240,681
		23,601,351
Capital Markets 8.5%
Ares Management Corp.	114,322	13,887,837
Intercontinental Exchange, Inc.	113,391	14,438,076
KKR & Co., Inc.	136,664	11,832,369
LPL Financial Holdings, Inc.	45,477	10,877,644
Morgan Stanley	164,814	14,378,373
Raymond James Financial, Inc.	137,421	15,141,046
		80,555,345
Chemicals 1.1%
Axalta Coating Systems Ltd. (b)	333,043	10,797,254
Communications Equipment 4.1%
Cisco Systems, Inc.	483,342	24,254,101
F5, Inc. (b)	78,397	14,401,529
		38,655,630

	Shares	Value
Common Stocks
Containers & Packaging 0.8%
Sealed Air Corp.	228,597	$ 7,898,026
Distributors 1.4%
LKQ Corp.	283,770	13,243,546
Diversified Consumer Services 1.5%
H&R Block, Inc.	304,607	14,267,792
Electric Utilities 1.1%
Exelon Corp.	299,487	10,425,143
Electrical Equipment 1.6%
Emerson Electric Co.	163,912	15,035,648
Electronic Equipment, Instruments & Components 1.7%
Corning, Inc.	483,584	15,711,644
Entertainment 1.5%
Electronic Arts, Inc.	101,825	14,009,084
Financial Services 1.2%
Global Payments, Inc.	85,802	11,431,400
Food Products 1.0%
Archer-Daniels-Midland Co.	179,193	9,959,547
Gas Utilities 1.3%
Atmos Energy Corp.	110,780	12,622,273
Ground Transportation 1.2%
Knight-Swift Transportation Holdings, Inc.	203,255	11,662,772
Health Care Equipment & Supplies 1.6%
Boston Scientific Corp. (b)	234,532	14,836,494
Health Care Providers & Services 5.8%
Centene Corp. (b)	230,489	17,358,127
Elevance Health, Inc.	41,117	20,288,773
UnitedHealth Group, Inc.	33,879	17,337,239
		54,984,139
Hotel & Resort REITs 1.3%
Host Hotels & Resorts, Inc.	631,498	12,137,392

	Shares	Value
Common Stocks
Household Durables 1.2%
Lennar Corp., Class A	74,506	$ 11,164,724
Insurance 5.6%
American International Group, Inc.	252,169	17,528,267
Chubb Ltd.	71,398	17,492,510
MetLife, Inc.	255,970	17,743,841
		52,764,618
Interactive Media & Services 1.1%
Alphabet, Inc., Class C (b)	70,614	10,013,065
IT Services 1.2%
Amdocs Ltd.	125,570	11,512,258
Machinery 1.2%
Middleby Corp. (The) (b)	78,994	11,143,684
Media 1.4%
Omnicom Group, Inc.	145,532	13,153,182
Multi-Utilities 1.4%
Sempra	185,222	13,254,486
Oil, Gas & Consumable Fuels 7.9%
ConocoPhillips	170,692	19,095,314
Coterra Energy, Inc.	499,493	12,427,386
Diamondback Energy, Inc.	82,657	12,707,687
EOG Resources, Inc.	110,566	12,581,305
Phillips 66	122,355	17,657,050
		74,468,742
Personal Care Products 2.5%
Kenvue, Inc.	551,980	11,459,105
Unilever plc, Sponsored ADR	244,602	11,909,671
		23,368,776
Pharmaceuticals 10.4%
AstraZeneca plc, Sponsored ADR	173,537	11,564,506
Johnson & Johnson	180,272	28,645,221
Merck & Co., Inc.	237,224	28,651,915
Pfizer, Inc.	759,346	20,563,089
Roche Holding AG	31,486	8,996,107
		98,420,838
Real Estate Management & Development 1.3%
CBRE Group, Inc., Class A (b)	145,307	12,541,447

	Shares	Value
Common Stocks
Semiconductors & Semiconductor Equipment 3.7%
Analog Devices, Inc.	70,302	$ 13,523,293
NXP Semiconductors NV	52,099	10,970,486
QUALCOMM, Inc.	71,498	10,618,168
		35,111,947
Specialized REITs 2.7%
Crown Castle, Inc.	118,761	12,855,878
Gaming and Leisure Properties, Inc.	289,743	13,226,768
		26,082,646
Specialty Retail 0.0% ‡
GCI Liberty, Inc. (b)(c)(d)	15,319	—
Total Common Stocks (Cost $835,808,414)		939,572,359
Short-Term Investments 1.7%
Affiliated Investment Company 0.9%
MainStay U.S. Government Liquidity Fund, 5.25% (e)	8,010,225	8,010,225
Unaffiliated Investment Company 0.8%
Invesco Government & Agency Portfolio, 5.315% (e)(f)	7,823,086	7,823,086
Total Short-Term Investments (Cost $15,833,311)		15,833,311
Total Investments (Cost $851,641,725)	100.9%	955,405,670
Other Assets, Less Liabilities	(0.9)	(8,209,819)
Net Assets	100.0%	$ 947,195,851

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	All or a portion of this security was held on loan. As of January 31, 2024, the aggregate market value of securities on loan was $4,775,035. The Fund received cash collateral with a value of $7,823,086.
(b)	Non-income producing security.
(c)	Illiquid security—As of January 31, 2024, the total market value deemed illiquid under procedures approved by the Board of Trustees was $0, which represented less than one-tenth of a percent of the Fund’s net assets.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Current yield as of January 31, 2024.
(f)	Represents a security purchased with cash collateral received for securities on loan.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 9,393	$ 56,240	$ (57,623)	$ —	$ —	$ 8,010	$ 110	$ —	8,010
Abbreviation(s):
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Pharmaceuticals	$ 89,424,731	$ 8,996,107	$ —	$ 98,420,838
All Other Industries	841,151,521	—	—	841,151,521
Total Common Stocks	930,576,252	8,996,107	—	939,572,359
Short-Term Investments
Affiliated Investment Company	8,010,225	—	—	8,010,225
Unaffiliated Investment Company	7,823,086	—	—	7,823,086
Total Short-Term Investments	15,833,311	—	—	15,833,311
Total Investments in Securities	$ 946,409,563	$ 8,996,107	$ —	$ 955,405,670

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Winslow Large Cap Growth Fund
Portfolio of Investments January 31, 2024†^(Unaudited)
	Shares	Value
Common Stocks 99.7%
Automobiles 1.0%
Tesla, Inc. (a)	769,900	$ 144,194,571
Biotechnology 1.0%
Vertex Pharmaceuticals, Inc. (a)	318,200	137,901,516
Broadline Retail 6.7%
Amazon.com, Inc. (a)	6,139,500	952,850,400
Building Products 0.5%
Trane Technologies plc	284,760	71,773,758
Capital Markets 3.7%
KKR & Co., Inc.	2,351,900	203,627,502
Moody's Corp.	394,650	154,718,586
MSCI, Inc.	281,100	168,272,082
		526,618,170
Chemicals 1.5%
Linde plc	513,230	207,770,901
Consumer Staples Distribution & Retail 1.2%
Costco Wholesale Corp.	241,800	168,021,984
Entertainment 2.1%
Netflix, Inc. (a)	521,000	293,901,310
Financial Services 4.1%
Mastercard, Inc., Class A	761,600	342,133,568
Visa, Inc., Class A	869,700	237,654,222
		579,787,790
Ground Transportation 2.2%
Uber Technologies, Inc. (a)	2,135,400	139,377,558
Union Pacific Corp.	696,100	169,799,673
		309,177,231
Health Care Equipment & Supplies 6.2%
Boston Scientific Corp. (a)	2,919,400	184,681,244
DexCom, Inc. (a)	1,097,200	133,145,220
IDEXX Laboratories, Inc. (a)	325,100	167,452,508
Intuitive Surgical, Inc. (a)	1,025,390	387,823,006
		873,101,978
Health Care Providers & Services 2.4%
UnitedHealth Group, Inc.	652,200	333,756,828

	Shares	Value
Common Stocks
Hotels, Restaurants & Leisure 5.1%
Booking Holdings, Inc. (a)	18,000	$ 63,134,460
Chipotle Mexican Grill, Inc. (a)	137,070	330,170,104
Hilton Worldwide Holdings, Inc.	828,700	158,248,552
McDonald's Corp.	572,460	167,570,491
		719,123,607
Interactive Media & Services 9.3%
Alphabet, Inc. (a)
Class A	2,571,020	360,199,902
Class C	2,254,020	319,620,036

Meta Platforms, Inc., Class A (a)	1,625,700	634,250,598
		1,314,070,536
IT Services 2.4%
Accenture plc, Class A	500,100	181,976,388
Snowflake, Inc., Class A (a)	786,400	153,851,296
		335,827,684
Life Sciences Tools & Services 1.5%
Thermo Fisher Scientific, Inc.	396,400	213,651,672
Machinery 1.5%
Parker-Hannifin Corp.	445,200	206,795,400
Pharmaceuticals 1.6%
Eli Lilly & Co.	363,600	234,743,796
Semiconductors & Semiconductor Equipment 14.3%
Analog Devices, Inc.	735,040	141,392,294
ASML Holding NV (Registered)	408,970	355,730,285
Broadcom, Inc.	385,400	454,772,000
Lam Research Corp.	326,890	269,739,821
NVIDIA Corp.	1,294,150	796,251,671
		2,017,886,071
Software 22.8%
Adobe, Inc. (a)	252,600	156,051,228
Atlassian Corp., Class A (a)	661,450	165,210,367
Microsoft Corp.	4,070,830	1,618,480,591
Salesforce, Inc. (a)	1,294,600	363,899,114
ServiceNow, Inc. (a)	504,710	386,305,034
Synopsys, Inc. (a)	279,900	149,284,665
Workday, Inc., Class A (a)	1,315,800	382,989,906
		3,222,220,905
Specialty Retail 1.7%
O'Reilly Automotive, Inc. (a)	238,520	244,017,886

	Shares	Value
Common Stocks
Technology Hardware, Storage & Peripherals 5.9%
Apple, Inc.	4,536,380	$ 836,508,472
Textiles, Apparel & Luxury Goods 1.0%
Lululemon Athletica, Inc. (a)	308,500	140,003,470
Total Common Stocks (Cost $8,423,332,018)		14,083,705,936
Short-Term Investment 0.6%
Affiliated Investment Company 0.6%
MainStay U.S. Government Liquidity Fund, 5.25% (b)(c)	85,065,678	85,065,678
Total Short-Term Investment (Cost $85,065,678)		85,065,678
Total Investments (Cost $8,508,397,696)	100.3%	14,168,771,614
Other Assets, Less Liabilities	(0.3)	(47,619,983)
Net Assets	100.0%	$ 14,121,151,631

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	As of January 31, 2024, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(c)	Current yield as of January 31, 2024.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 38,040	$ 573,526	$ (526,500)	$ —	$ —	$ 85,066	$ 798	$ —	85,066

The following is a summary of the fair valuations according to the inputs used as of January 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 14,083,705,936	$ —	$ —	$ 14,083,705,936
Short-Term Investment
Affiliated Investment Company	85,065,678	—	—	85,065,678
Total Investments in Securities	$ 14,168,771,614	$ —	$ —	$ 14,168,771,614

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The MainStay Funds
Notes to Portfolios of Investments January 31, 2024 (Unaudited)
Securities Valuation.
Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the MainStay Funds (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund’s and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that each Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Fund. Unobservable inputs reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including each Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of each Fund’s assets and liabilities as of January 31, 2024, is included at the end of each Fund's respective Portfolio of Investments.

The Funds may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price a Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended January 31, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by certain Funds may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which each of the Fund's net asset values ("NAVs") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Exchange-traded funds  (“ETFs”) are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These securities are generally categorized as Level 1 in the hierarchy.

Swaps are marked to market daily based upon quotations from pricing agents, brokers or market makers. These securities are generally categorized as Level 2 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor(s). The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor(s), to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
A portfolio investment may be classified as an illiquid investment under a Fund's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor(s) might wish to sell, and these investments could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Fund. An illiquid investment is any investment that the Manager or Subadvisor(s) reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often fair valued in accordance with each Fund's procedures described above. The liquidity of each Fund's investments was determined as of January 31, 2024, and can change at any time.